[GRAPHIC]

                                                 Semiannual Report June 30, 2001


Rochester Fund Municipals


Shares of Oppenheimer funds are
not deposits or obligations of any
bank, are not guaranteed by any
bank, are not insured by the FDIC
or any other agency, and involve
investment risks, including the
possible loss of the principal
amount invested.

This material must be preceded
or accompanied by the current
prospectus for Rochester Fund
Municipals.


                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest

     CONTENTS

 4   Shareholder
     Letter

 5   An Interview with
     Your Fund's
     Managers

15   Financial
     Statements

59   Officers and
     Trustees


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REPORT HIGHLIGHTS
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Rochester Fund Municipals (Class A shares) has received Morningstar's highest
5-star overall rating as of June 30, 2001. The Fund's current 3-, 5- and 10-year ratings are three stars, five stars and five stars, respectively. 1,681, 1,450 and 455 municipal funds were rated for these periods, respectively.(1)

As of June 30, 2001, Rochester Fund Municipals' Class A shares provided a distribution yield of 5.88% (without sales charges) and a 30-day SEC yield of 5.68%.(2) This exceeded the median SEC yield in Lipper's New York State Municipal Funds category by 172 basis points.(3)

The Fund's Class A SEC yield of 5.68% as of June 30, 2001, is the equivalent of 9.13% in taxable yield for a New York City taxpayer at the 37.8% combined New York State, New York City and federal tax rate.(4)

Despite six separate cuts in short-term interest rates by the Federal Reserve Board, Rochester Fund Municipals maintained a monthly distribution of 8.7 cents per share (Class A) for the six months ended June 30, 2001. This distribution level has remained constant over the 25 months since it was last increased in May 1999.(5)



1. Please refer to footnote 1 on page 10 of this report.

2. Distribution yield at Net Asset Value (NAV) is annualized (based on last distribution) and divided by the NAV on the Fund's 6/26/01 distribution date. Standardized yield (based on net investment income for the 30-day period ended 6/30/01) is annualized and divided by the period-end offering price. Distribution yield at NAV does not include sales charges. Falling share prices may artificially increase yields.

3. According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would affect results.

4. A portion of the Fund's income may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.

5. There can be no guarantee that the Fund will be able to pay any stated dividend rate. The Fund's Board of Trustees may change the targeted dividend rate at any time, without notice to shareholders.


2    ROCHESTER FUND MUNICIPALS

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Dividend Distributions 7/1/00-6/30/01(6)
Dividend per Share (in cents)

Month               Class A       Class B        Class C        Class Y
--------------------------------------------------------------------------------
July                  8.7           7.6            7.6            9.0
--------------------------------------------------------------------------------
August                8.7           7.6            7.6            8.8
--------------------------------------------------------------------------------
September             8.7           7.3            7.3            8.8
--------------------------------------------------------------------------------
October               8.7           7.6            7.6            8.8
--------------------------------------------------------------------------------
November              8.7           7.6            7.6            8.8
--------------------------------------------------------------------------------
December              8.7           7.1            7.1            8.8
--------------------------------------------------------------------------------
January               8.7           7.7            7.7            8.8
--------------------------------------------------------------------------------
February              8.7           7.5            7.5            8.9
--------------------------------------------------------------------------------
March                 8.7           7.2            7.2            8.9
--------------------------------------------------------------------------------
April                 8.7           7.5            7.5            8.8
--------------------------------------------------------------------------------
May                   8.7           7.5            7.5            8.8
--------------------------------------------------------------------------------
June                  8.7           7.3            7.3            8.9
--------------------------------------------------------------------------------

6. This assumes shares were purchased and held for the entire accrual period. Since distributions accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund attempts to pay distributions on Class A shares at a constant level on a month-to-month basis. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted distribution rate at any time without prior notice to shareholders. Additionally, the amount of those distributions and the distributions paid on Class B, Class C and Class Y shares may vary over time, depending on market conditions, the composition of the Fund's portfolio and expenses borne by the particular class of shares. Distributions on Class A and Class Y shares will generally be higher than distributions for Class B and Class C shares, which normally have higher expenses than Class A and Class Y shares. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. The Fund cannot guarantee that it will pay any distributions.

The Fund's efforts to maintain a steady dividend for its Class A shares did not materially affect portfolio strategies during this reporting period.


3    ROCHESTER FUND MUNICIPALS

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Dear Shareholder,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

     I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

     Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

     While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/s/John V. Murphy

John V. Murphy
July 23, 2001


-------------------------
[PHOTO]
John V. Murphy
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.
-------------------------


4    ROCHESTER FUND MUNICIPALS

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AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


-----------------------
As of June 30,
2001, the Fund's
annualized Class A
distribution yield of
5.88%, without sales
charges, is 146 basis
points higher than
the average yield
of all 106 New York
State Municipal
Debt Funds.(1)
-----------------------


How has Rochester Fund Municipals performed during the six-month period ended June 30, 2001?

Tax-free income made up a significant portion of Rochester Fund Municipals' (the
Fund) total return during this reporting period. Municipal bond prices have experienced far less volatility than during the previous two years, making income the main driver of municipal bond performance during 2001. In this reporting period, the Fund has maintained a constant monthly distribution of $0.087 per Class A share, despite six separate reductions in short-term interest rates by the Federal Reserve Board (the Fed). And while short-term interest rates have been reduced by 275 basis points this year--leaving the overnight rate banks charge each other at 3.75%, currently--the Fund's Class A shares produced a distribution yield of 5.88% (without sales charges) as of the date of this report. Lipper Analytical Services Inc.--an independent mutual fund rating service--reported an average distribution yield of 4.42% among 106 funds in its New York State Municipal Debt Funds category as of June 30, 2001. Over this reporting period, Rochester Fund Municipals' yield has compared very favorably with that of other fixed income investments. This has helped the Fund's total return to compare favorably with other New York State offerings during this reporting period. We continue to feel confident that an income-oriented approach can benefit fixed-income investors over the longer term.

As of June 30, 2001, our 5.68% 30-day SEC Yield (Class A shares) was the equivalent of 9.13% in taxable yield for a New York State taxpayer in the 37.8% combined New York State, New York City and federal income tax bracket. If you are taxed at higher combined tax rates, or are subject to additional local income taxes, the equivalent yield would make your Fund investment even more attractive. (For New York City residents in the highest tax bracket, the dividend is equivalent to a taxable yield of 10.42%.)


(1) According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would affect results.


5    ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued
--------------------------------------------------------------------------------


Describe the New York State municipal bond market during this period.

The New York economy has generally reflected the national economy during this reporting period. Municipal bond prices were less volatile than they have been over the last two years, having drifted slightly higher since the beginning of 2001. Issuance of new municipal bonds was strong during the first half of this period, slowing somewhat in the second half. The market for previously issued municipal bonds has remained active throughout this reporting period. General investor preference for insured and AAA rated municipal bonds led to reduced demand for smaller credits and those not rated by a rating agency. As a result, the exact type of bonds that we research carefully for highly specific yield and credit characteristics has remained plentiful--and at what we believe are very attractive prices.


-----------------------------------
[PHOTO]

Portfolio Management
Team (l to r)

Anthony A. Tanner, CFA
Vice President and Portfolio
Manager, Rochester Division
Joined the Rochester
Investment Team
in June 1991

Ronald H. Fielding, CFA
Senior Vice President,
Portfolio Manager and Chief
Strategist, Rochester Division
Founded the Rochester
Investment Team
in May 1983

Daniel G. Loughran, CFA
Vice President and Associate
Portfolio Manager,
Rochester Division
Joined the Rochester
Investment Team
in October 1994
-----------------------------------


Municipal bond prices overall have been helped by increasing evidence that the U.S. economy has continued to slow. At the end of this reporting period the Fed reiterated its fear that slowing economic growth, or even recession, posed greater risk to the U.S. economy than inflation. Thus far in 2001, the Fed has reduced short-term interest rates on six separate occasions--a total reduction of 275 basis points--helping to bolster bond prices in general.

At the same time that the Fed was raising short-term interest rates during 1999 and early 2000, credit yield spreads on all bonds were also widening. This condition has continued in the municipal market, even though short-term interest rates have been reduced significantly in 2001. In other words, the yield on bonds issued by smaller, BBB and unrated municipalities rose at a greater rate than the yield on insured bonds and bonds issued by larger municipalities. Credit yield spreads were widest during the fourth quarter of 2000, and have only just begun to narrow during this reporting period.


6    ROCHESTER FUND MUNICIPALS

Credit yield spreads are closely correlated to interest-rate cycles. When interest rates decrease, spreads are more likely to narrow. This year's downward trend in short-term interest rates has increased the likelihood that yields will continue to narrow as the year progresses. Narrower spreads would positively affect the relative performance of BBB and unrated municipal securities.

How have you managed the portfolio to take advantage of these conditions?

During this reporting period, our time-tested strategies proved valuable in helping us to maintain the dividend distributions in the face of an overall decline in market interest rates. Although long-term bond yields have been in decline since May of 2000, the Fund's yield has remained attractive. This is due, in large part, to our ability to take advantage of opportunities in smaller, less followed, unrated bonds, and to capitalize on what we believe are municipal market inefficiencies. The dominant role of income in the Fund's total return for this period is representative of municipal investing over the long term. This is why we direct our research efforts and resources toward generating above-average, tax-free income, while seeking to limit volatility in the Fund's portfolio.

The Fund's volatility decreased during the past six months, while dividend distributions remained the same. The Fund's volatility has averaged approximately 10% less than that of its Lipper peer group thus far in 2001. Lower volatility has been partially the result of our success in locating good values in premium callable bonds, while avoiding more volatile components of the municipal market.

At present, we believe that bonds of smaller and unrated issuers offer attractive yield and potential for significant price appreciation. The slight narrowing of credit yield spreads over recent months occurred as the yields on long-term AAA and insured bonds changed little. The higher-yielding credits that we added to the portfolio last year, as credit yield spreads were nearing their peak, have experienced modest price appreciation. This narrowing has helped select, unrated bonds that we added to the portfolio--when they were less expensive--outperform higher-grade and insured bonds during this reporting period.


7    ROCHESTER FUND MUNICIPALS

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AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued
--------------------------------------------------------------------------------


Despite modest narrowing, credit yield spreads remain well above average. We are continuing our efforts to lock in attractive yield premiums that remain available in the market. Our intense research into smaller and unrated municipal issuers helps us to unearth what we believe are compelling values that were created largely by increases in short-term interest rates in 1999 and early 2000. And with many investors still concentrating on higher-quality bonds, we have been able to apply our research-driven strategies under very favorable bidding conditions. Having fewer bidders in the market for smaller and unrated issues has resulted in less competition for the very bonds that we prefer. Our own, in-house research staff scrutinizes unrated issues to identify those that we believe can contribute yield to the portfolio, without adding undue risk. We also "scavenger hunt" the markets for previously issued bonds, adding those which offer value that our competitors may have overlooked. Current prices enable us to capture the increased yield advantages that smaller and lower-rated issues may offer while broadening diversification in the Fund's portfolio.


---------------------------------
[PHOTO]

Credit Research Team
(l to r)

Christopher D. Weiler, CFA
Assistant Vice President--
Credit Analysis,
Rochester Division
Joined the Rochester
Investment Team
in January 1999

Richard A. Stein, CFA
Vice President--
Credit Analysis,
Rochester Division
Joined the Rochester
Investment Team
in May 1993
---------------------------------


How does the Fund capitalize on market inefficiencies?

One way is by taking advantage of good values that we find in premium-coupon callable bonds. These bonds can generate above-market yields because their price often does not reflect any likelihood that they may continue making interest payments after the call date. Premium-coupon bonds that ultimately pay interest for an extended time beyond their call date can provide attractive yield and additional diversification to the portfolio, while helping to dampen overall volatility.

We look for characteristics indicating that the bond issuer may continue to pay interest, rather than redeem the bond as early as possible--on the "call" date. Adding these to the portfolio has helped to provide very low price volatility along with above-market yields. And just as the price of these bonds has been relatively unaffected by decreasing short-term interest rates, we believe their low volatility can help to reduce Net Asset Value fluctuation if interest rates cycle upward in the future, as well.


8    ROCHESTER FUND MUNICIPALS

The use of premium-coupon callable bonds has helped to increase overall credit quality in the portfolio. In part, this is because attractive yields available on smaller and unrated issues have allowed us to turn more of our attention to higher-rated premium-coupon callable bond issues. In this manner, the portfolio benefits from higher overall credit quality without deterioration in yield.

Is now a good time for me to consider adding to my investment in Rochester Fund Municipals?

In its pronouncement at the end of this reporting period, the Fed left open the possibility of further reductions in short-term interest rates. We would expect further reductions to have a positive effect on the municipal bond market in general, and on smaller and unrated bonds in particular. But we believe that it is a mistake for investors to "time" their bond fund purchases (or sales) in reaction to forecasts of future interest-rate changes.

This reporting period in particular offers a good example of how--and why--the Fund's management strategies are driven by far more than anticipated fluctuation in interest rates. We seek to address interest-rate risk by including bonds with specific characteristics that may make them less sensitive to interest rates, in an effort to minimize portfolio volatility. But we also diversify the portfolio's bond holdings over many different risk categories to help minimize potentially adverse effects associated with any one particular risk. The combination of strategies outlined in this report is how the Fund has maintained relatively low price volatility and attractive yield throughout recent steep declines in short-term interest rates. The first half of 2001 has provided a look at how these combined strategies can perform in the short term. But we continue to believe that the benefits of the Fund's investment approach are most compelling when viewed over the long term.


9    ROCHESTER FUND MUNICIPALS

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AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued
--------------------------------------------------------------------------------


That's why the decision to invest in municipal bonds should be made in the context of your long-term investment strategy. To see if you should add to your Rochester Fund Municipals investment, you should consult your financial advisor. We feel that this portfolio represents an outstanding opportunity to enjoy the benefits of investing for tax-free income. And we continue to feel positive on the possibilities for the municipal bond market over the long term.

*****

Rochester Fund Municipals (Class A shares) has received Morningstar's highest 5-star overall rating at June 30, 2001. The Fund's current 3-, 5- and 10-year ratings are three stars, five stars and five stars, respectively. 1,681, 1,450 and 455 municipal funds were rated for these periods, respectively.(1)



(1) For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. Rochester Fund Municipals was rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods ended 6/30/01: 1,681 funds in the last three years, 1,450 funds in the last five years, and 455 funds in the last ten years. With respect to these municipal bond funds, Rochester Fund Municipals received a Morningstar Rating of three stars, five stars and five stars for the 3-, 5- and 10-year periods, respectively. Morningstar Rating is for the A share class only; other classes may have different performance characteristics. Past performance is no guarantee of future results.


10   ROCHESTER FUND MUNICIPALS

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PERFORMANCE UPDATE
--------------------------------------------------------------------------------


Rochester Fund Municipals has performed well over the past six months, with Class A shares providing a positive return of 3.48% without sales charges.1 During the last 12 months, total return for Class A shares has been 10.55% without sales charges.(1) The Fund's positive results can be largely attributed to management's focus on high tax-free income, coupled with a portfolio currently consisting of over 1,100 issues that helps to reduce the Fund's exposure to interest-rate risk.

Rochester Fund Municipals, Class A Shares

The value of $10,000 invested since June 30, 1991, without sales charges, and the Lipper New York Municipal Debt Fund Index.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


[begin chart]


Class A

Amount invested:          10,000
Sales charge paid:         0.00%
Date invested:          06/30/1991

                        Value of Investment   Lipper New York
    Date                  In Fund             Municipal Fund Index

 06/30/1991                  10,000              10,000
 09/30/1991                  10,586              10,503
 12/31/1991                  10,790              10,840
 03/31/1992                  10,932              10,860
 06/30/1992                  11,410              11,379
 09/30/1992                  11,717              11,661
 12/31/1992                  11,993              11,901
 03/31/1993                  12,576              12,400
 06/30/1993                  13,115              12,829
 09/30/1993                  13,602              13,254
 12/31/1993                  13,728              13,407
 03/31/1994                  12,958              12,631
 06/30/1994                  12,941              12,675
 09/30/1994                  12,952              12,697
 12/31/1994                  12,601              12,414
 03/31/1995                  13,560              13,298
 06/30/1995                  14,026              13,580
 09/30/1995                  14,325              13,893
 12/31/1995                  14,921              14,553
 03/31/1996                  14,709              14,239
 06/30/1996                  14,852              14,329
 09/30/1996                  15,267              14,667
 12/31/1996                  15,725              15,004
 03/31/1997                  15,752              14,941
 06/30/1997                  16,308              15,452
 09/30/1997                  16,843              15,925
 12/31/1997                  17,323              16,380
 03/31/1998                  17,587              16,541
 06/30/1998                  17,876              16,781
 09/30/1998                  18,399              17,304
 12/31/1998                  18,437              17,328
 03/31/1999                  18,598              17,421
 06/30/1999                  18,286              17,025
 09/30/1999                  17,880              16,756
 12/31/1999                  17,445              16,469
 03/31/2000                  18,058              16,980
 06/30/2000                  18,276              17,202
 09/30/2000                  18,758              17,606
 12/31/2000                  19,516              18,471
 03/31/2001                  19,944              18,834
 06/30/2001                  19,999              18,969


Class B

Amount invested:          10,000
    Date invested:       03/17/1997 (Inception)

                        Value of Investment   Lipper New York
    Date                  In Fund             Municipal Fund Index

 03/17/1997                  10,000              10,000
 03/31/1997                   9,960               9,870
 06/30/1997                  10,372              10,208
 09/30/1997                  10,690              10,520
 12/31/1997                  10,966              10,820
 03/31/1998                  11,111              10,927
 06/30/1998                  11,267              11,085
 09/30/1998                  11,575              11,431
 12/31/1998                  11,571              11,447
 03/31/1999                  11,649              11,508
 06/30/1999                  11,434              11,247
 09/30/1999                  11,156              11,069
 12/31/1999                  10,859              10,879
 03/31/2000                  11,217              11,217
 06/30/2000                  11,328              11,364
 09/30/2000                  11,602              11,631
 12/31/2000                  12,044              12,202
 03/31/2001                  12,283              12,442
 06/30/2001                  12,309              12,531


Class C

Amount invested:          10,000
    Date invested:       03/17/1997 (Inception)

                        Value of Investment   Lipper New York
    Date                  In Fund             Municipal Fund Index

 03/17/1997                  10,000              10,000
 03/31/1997                   9,966               9,870
 06/30/1997                  10,372              10,208
 09/30/1997                  10,690              10,520
 12/31/1997                  10,972              10,820
 03/31/1998                  11,111              10,927
 06/30/1998                  11,274              11,085
 09/30/1998                  11,576              11,431
 12/31/1998                  11,573              11,447
 03/31/1999                  11,657              11,508
 06/30/1999                  11,430              11,247
 09/30/1999                  11,159              11,069
 12/31/1999                  10,856              10,879
 03/31/2000                  11,214              11,217
 06/30/2000                  11,332              11,364
 09/30/2000                  11,600              11,631
 12/31/2000                  12,050              12,202
 03/31/2001                  12,282              12,442
 06/30/2001                  12,308              12,531


Class Y

Amount invested:          10,000
    Date invested:       04/28/2000 (Inception)

                        Value of Investment   Lipper New York
    Date                  In Fund             Municipal Fund Index

 04/28/2000                  10,000              10,000
 06/30/2000                  10,295              10,210
 09/30/2000                  10,577              10,450
 12/31/2000                  11,005              10,964
 03/31/2001                  11,251              11,179

[end chart]



Results of a hypothetical $10,000 investment in Class A shares on June 30, 1991, including reinvested dividends. The Lipper New York Municipal Debt Fund Index is an arithmetical average of all funds, including reinvested dividends, that limit assets to those securities which are exempt from New York State and New York City personal income taxes. The Index cannot be purchased directly by investors.

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.



(1) Includes reinvested dividends and changes in Net Asset Value per share without deducting sales charges. The performance would have been lower if sales charges had been taken into account.


11   ROCHESTER FUND MUNICIPALS

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PERFORMANCE UPDATE Continued
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Rochester Fund Municipals is for investors seeking income that's exempt from federal, New York State and New York City personal income taxes.

What we look for...

o    Issues that provide high triple-tax-free income.

o    Value-oriented issues with price-appreciation potential.

o    A diversity of issues across the state.

o    Municipal regions with improving credit quality.

--------------------------------------------------------------------------------
Yields
As of 6/30/01(1)
                                Distribution Yield           Standardized
                              At NAV         At MOP              Yield
                            (without      (with sales
                         sales charges)     charges)
--------------------------------------------------------------------------------
Class A                       5.88%          5.60%               5.68%
--------------------------------------------------------------------------------
Class B                       4.91%          4.91%               5.10%
--------------------------------------------------------------------------------
Class C                       4.90%          4.90%               5.10%
--------------------------------------------------------------------------------
Class Y                       6.04%          6.04%               6.11%
--------------------------------------------------------------------------------



(1) Distribution Yield at Maximum Offering Price (MOP) (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/01) are annualized and divided by the period-end offering price. Distribution yield at Net Asset Value (NAV) does not include sales charges. Falling share prices may artificially increase yields.


12   ROCHESTER FUND MUNICIPALS

Top Five Sectors(2)

Hospital/Healthcare           16.8%
--------------------------------------
Electric Utilities            10.9%
--------------------------------------
Special Assessment            10.3%
--------------------------------------
Marine/Aviation Facilities     7.3%
--------------------------------------
Multifamily Housing            7.3%


o    Hospital/Healthcare in Detail

     Standard Hospital Backing                         7.7%
     --------------------------------------------------------
     Insured (Private Municipal Bond Insurance)        4.1%
     --------------------------------------------------------
     Insured (FHA or SONYMA Insurance)                 3.0%
     --------------------------------------------------------
     Backed, NYS Appropriations                        1.5%
     --------------------------------------------------------
     Backed, Financial Institution Letter of Credit    0.5%
     --------------------------------------------------------
     TOTAL                                            16.8%

Regarding the Fund's largest municipal sector, Hospital/Healthcare, investors should note that the majority of these holdings have "belt-and-suspenders" credit support from both the hospitals' revenues and back-up guarantees from U.S. Government FHA insurance, bank letters of credit or New York State appropriations.


---------------------
Credit Allocation(1)

[PIE CHART OMITTED]

AAA            18.3%
AA             15.5%
A              19.2%
BBB            25.1%
BB              2.2%
B               1.5%
CCC             0.1%
Not Rated      18.1%
--------------------


(1) Portfolio data are as of 6/30/01, and are subject to change. Portfolio data are dollar-weighted, based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard and Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization, but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgement, to securities rated by a rating agency in the same category. See page 43 for further explanation.

(2) Sector weightings are as of 6/30/01, and are subject to change.


13   ROCHESTER FUND MUNICIPALS

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PERFORMANCE UPDATE  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Total Returns (as of 6/30/01(1))

                                  Cumulative               Average Annual
                              NAV           MOP           NAV          MOP
                           (without     (with sales    (without    (with sales
                        sales charges)   charges)   sales charges)   charges)
--------------------------------------------------------------------------------
A Shares
--------------------------------------------------------------------------------
6-Month                      3.48%       -1.43%            --            --
--------------------------------------------------------------------------------
1-Year                      10.55%         5.29%        10.55%         5.29%
--------------------------------------------------------------------------------
5-Year                      36.08%        29.61%         6.35%         5.32%
--------------------------------------------------------------------------------
10-Year                    100.00%        90.48%         7.18%         6.66%
--------------------------------------------------------------------------------
Life (5/15/86)             205.61%       191.09%         7.67%         7.32%

B Shares
--------------------------------------------------------------------------------
6-Month                      3.04%       -1.96%            --            --
--------------------------------------------------------------------------------
1-Year                       9.61%         4.61%         9.61%         4.61%
--------------------------------------------------------------------------------
3-Year                      10.14%         7.29%         3.27%         2.37%
--------------------------------------------------------------------------------
Life (3/17/97)              23.09%        21.11%         4.97%         4.57%

C Shares
--------------------------------------------------------------------------------
6-Month                      2.99%         1.99%           --            --
--------------------------------------------------------------------------------
1-Year                       9.57%         8.57%         9.57%         8.57%
--------------------------------------------------------------------------------
3-Year                      10.07%        10.07%         3.25%         3.25%
--------------------------------------------------------------------------------
Life (3/17/97)              23.08%        23.08%         4.96%         4.96%

Y Shares
--------------------------------------------------------------------------------
6-Month                      3.54%         3.54%           --            --
--------------------------------------------------------------------------------
1-Year                      10.65%        10.65%        10.65%        10.65%
--------------------------------------------------------------------------------
Life (4/28/00)              12.83%        12.83%        10.85%        10.85%

--------------------------------------------------------------------------------


(1) Average annual returns are annualized and include changes in share price and assume reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative returns are not annualized. MOP stands for Maximum Offering Price and calculations for Class A returns at MOP include the 4.75% maximum initial sales charge. Class B returns at MOP include the applicable contingent deferred sales charge of 5% (1-year), 3% (3-year) and 2% (life-of-class). Class C returns at MOP for the one-year period include the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. An explanation of the different performance calculations is in the Fund's Prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com. Investment returns and the principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.


14   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS June 30, 2001 / Unaudited
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
==========================================================================================================================
Municipal Bonds and Notes--99.1%
--------------------------------------------------------------------------------------------------------------------------
New York--86.3%

$     60,000   Albany County IDA (Upper Hudson Library)                   8.750%          05/01/2007       $       60,090
--------------------------------------------------------------------------------------------------------------------------
     955,000   Albany County IDA (Upper Hudson Library)                   8.750           05/01/2022              975,561
--------------------------------------------------------------------------------------------------------------------------
     323,159   Albany Hsg. Authority                                      0.000           10/01/2012(p)           106,281
--------------------------------------------------------------------------------------------------------------------------
     620,000   Albany Hsg. Authority (Lark Drive)                         5.500           12/01/2028              616,491
--------------------------------------------------------------------------------------------------------------------------
   1,420,000   Albany IDA (Albany Medical Center)                         6.000           05/01/2019            1,218,417
--------------------------------------------------------------------------------------------------------------------------
   2,460,000   Albany IDA (Albany Medical Center)                         6.000           05/01/2029            2,023,719
--------------------------------------------------------------------------------------------------------------------------
   1,630,000   Albany IDA (Albany Medical Center)                         8.250           08/01/2004            1,665,078
--------------------------------------------------------------------------------------------------------------------------
     400,000   Albany IDA (Albany Municipal Golf Course Clubhouse)        7.500           05/01/2012              415,324
--------------------------------------------------------------------------------------------------------------------------
     970,000   Albany IDA (Albany Rehab.)                                 8.375           06/01/2023            1,022,438
--------------------------------------------------------------------------------------------------------------------------
   1,695,000   Albany IDA (MARA Mansion Rehab.)                           6.500           02/01/2023            1,705,865
--------------------------------------------------------------------------------------------------------------------------
   1,395,000   Albany IDA (Port of Albany)                                7.250           02/01/2024            1,438,705
--------------------------------------------------------------------------------------------------------------------------
   1,135,000   Albany IDA (Sage Colleges)                                 5.250           04/01/2019            1,121,357
--------------------------------------------------------------------------------------------------------------------------
   1,760,000   Albany IDA (Sage Colleges)                                 5.300           04/01/2029            1,702,501
--------------------------------------------------------------------------------------------------------------------------
     100,000   Albany IDA (University Heights-Albany Pharmacy)            6.750           12/01/2029              112,454
--------------------------------------------------------------------------------------------------------------------------
   1,770,000   Albany Parking Authority                                   0.000           11/01/2017              753,595
--------------------------------------------------------------------------------------------------------------------------
   2,510,000   Albany Parking Authority                                   5.625           07/15/2020            2,524,282
--------------------------------------------------------------------------------------------------------------------------
   1,250,000   Albany Parking Authority                                   5.625           07/15/2025            1,248,325
--------------------------------------------------------------------------------------------------------------------------
   2,170,000   Allegany County IDA (Cuba Memorial Hospital)(a)            6.500           11/01/2009            1,991,886
--------------------------------------------------------------------------------------------------------------------------
   4,230,000   Allegany County IDA (Cuba Memorial Hospital)(a)            7.250           11/01/2019            3,618,638
--------------------------------------------------------------------------------------------------------------------------
   4,200,000   Allegany County IDA (Houghton College)                     5.250           01/15/2024            3,964,212
--------------------------------------------------------------------------------------------------------------------------
     920,000   Amherst IDA (Asbury Pointe)                                5.800           02/01/2015              830,861
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Amherst IDA (Asbury Pointe)                                6.000           02/01/2029            2,505,600
--------------------------------------------------------------------------------------------------------------------------
   2,880,000   Amherst IDA (Daemen College)                               6.000           10/01/2021            2,821,853
--------------------------------------------------------------------------------------------------------------------------
  10,570,000   Amherst IDA (Daemen College)                               6.125           10/01/2031           10,355,006
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Appleridge Retirement Community                            5.750           09/01/2041            3,138,720
--------------------------------------------------------------------------------------------------------------------------
     810,000   Babylon IDA (JFB & Sons Lithographers)                     7.625           12/01/2006              823,122
--------------------------------------------------------------------------------------------------------------------------
   2,570,000   Babylon IDA (JFB & Sons Lithographers)                     8.625           12/01/2016            2,662,032
--------------------------------------------------------------------------------------------------------------------------
   1,330,000   Babylon IDA (WWH Ambulance)                                7.375           09/15/2008            1,394,172
--------------------------------------------------------------------------------------------------------------------------
     515,000   Batavia Hsg. Authority (Washington Towers)                 6.500           01/01/2023              524,749
--------------------------------------------------------------------------------------------------------------------------
     730,000   Battery Park City Authority                               10.000           06/01/2023              733,110
--------------------------------------------------------------------------------------------------------------------------
   1,405,000   Bayshore HDC                                               7.500           02/01/2023            1,461,186
--------------------------------------------------------------------------------------------------------------------------
     395,000   Beacon IDA (Craig House)(a)                                9.000           07/01/2011              355,500
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Bethany Retirement Home                                    7.450           02/01/2024            1,110,920
--------------------------------------------------------------------------------------------------------------------------
   1,065,000   Blauvelt Volunteer Fire Company                            6.250           10/15/2017            1,027,480
--------------------------------------------------------------------------------------------------------------------------
      35,000   Bleeker Terrace HDC                                        8.100           07/01/2001               35,002
--------------------------------------------------------------------------------------------------------------------------
      45,000   Bleeker Terrace HDC                                        8.350           07/01/2004               45,400
--------------------------------------------------------------------------------------------------------------------------
     900,000   Bleeker Terrace HDC                                        8.750           07/01/2007              909,774
--------------------------------------------------------------------------------------------------------------------------
     580,000   Brookhaven IDA (Brookhaven Memorial Hospital)              8.250           11/15/2030              574,217
--------------------------------------------------------------------------------------------------------------------------
   6,965,000   Brookhaven IDA (Dowling College)                           6.750           03/01/2023            6,419,223
--------------------------------------------------------------------------------------------------------------------------
     370,000   Brookhaven IDA (Sid Farber Facility)(a)                    5.063(v)        12/01/2002              370,000
--------------------------------------------------------------------------------------------------------------------------
     490,000   Brookhaven IDA (Sid Farber Facility)(a)                    5.063(v)        12/01/2004              489,363
--------------------------------------------------------------------------------------------------------------------------
     340,000   Brookhaven IDA (Interdisciplinary School)                  8.500           12/01/2004              353,059
--------------------------------------------------------------------------------------------------------------------------
   3,220,000   Brookhaven IDA (Interdisciplinary School)                  9.500           12/01/2019            3,466,233


15   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  1,250,000   Brookhaven IDA (St. Joseph's College)                      6.000%          12/01/2020       $    1,307,012
--------------------------------------------------------------------------------------------------------------------------
   2,425,000   Brookhaven IDA (Stony Brook Foundation)                    6.500           11/01/2020            2,431,717
--------------------------------------------------------------------------------------------------------------------------
     995,000   Brookhaven IDA (TDS Realty)                                6.550           12/01/2019            1,030,263
--------------------------------------------------------------------------------------------------------------------------
     600,000   Brookhaven IDA (United Baking Company)                     8.750           12/01/2011              603,654
--------------------------------------------------------------------------------------------------------------------------
   3,240,000   Brookhaven IDA (United Baking Company)                     8.750           12/01/2030            3,269,776
--------------------------------------------------------------------------------------------------------------------------
     195,000   Broome County IDA (Industrial Park)                        7.600           12/01/2001              195,000
--------------------------------------------------------------------------------------------------------------------------
   3,615,000   Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)                                      8.750           11/01/2030            3,603,034
--------------------------------------------------------------------------------------------------------------------------
   3,185,000   Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)                                      8.750           11/01/2030            3,174,458
--------------------------------------------------------------------------------------------------------------------------
   3,295,000   Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)                                      8.750           11/01/2030            3,284,094
--------------------------------------------------------------------------------------------------------------------------
   4,715,000   Canandaigua Recreation Devel. Corp.
               (Roseland Water Park)                                      8.750           11/01/2030            4,699,393
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Canton Human Services Initiatives                          5.700           09/01/2024              998,760
--------------------------------------------------------------------------------------------------------------------------
   1,260,000   Canton Human Services Initiatives                          5.750           09/01/2032            1,256,258
--------------------------------------------------------------------------------------------------------------------------
     600,000   Capital District Youth Center                              6.000           02/01/2017              632,250
--------------------------------------------------------------------------------------------------------------------------
     500,000   Carnegie Redevelopment Corp.(a)                            7.000           09/01/2021              510,275
--------------------------------------------------------------------------------------------------------------------------
   1,650,000   Cattaraugus County IDA (Cherry Creek)                      9.800           09/01/2010            1,703,229
--------------------------------------------------------------------------------------------------------------------------
     570,000   Cattaraugus County IDA
               (Jamestown Community College)                              6.400           07/01/2019              598,717
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Cattaraugus County IDA
               (Jamestown Community College)                              6.500           07/01/2030            1,053,450
--------------------------------------------------------------------------------------------------------------------------
   4,360,000   Cattaraugus County IDA (Olean General Hospital)            5.250           08/01/2023            4,273,236
--------------------------------------------------------------------------------------------------------------------------
   1,465,000   Cattaraugus County IDA (St. Bonaventure University)        5.450           09/15/2019            1,452,679
--------------------------------------------------------------------------------------------------------------------------
   8,615,000   Cayuga County COP (Auburn Memorial Hospital)               6.000           01/01/2021            8,918,334
--------------------------------------------------------------------------------------------------------------------------
   2,900,000   Chautauqua County IDA
               (Jamestown Community College)                              5.250           08/01/2028            2,798,732
--------------------------------------------------------------------------------------------------------------------------
   1,450,000   Chautauqua County IDA (Jamestown Devel. Corp.)             7.125           11/01/2008            1,442,634
--------------------------------------------------------------------------------------------------------------------------
   3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)             7.125           11/01/2018            3,372,186
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Chautauqua County Tobacco Asset Securitization Corp.       6.750           07/01/2040            2,651,725
--------------------------------------------------------------------------------------------------------------------------
   9,200,000   Chemung County IDA (St. Joseph's Hospital)                 6.000           01/01/2013            8,213,760
--------------------------------------------------------------------------------------------------------------------------
   9,630,000   Chemung County IDA (St. Joseph's Hospital)                 6.350           01/01/2013            8,834,851
--------------------------------------------------------------------------------------------------------------------------
   4,910,000   Chemung County IDA (St. Joseph's Hospital)                 6.500           01/01/2019            4,440,113
--------------------------------------------------------------------------------------------------------------------------
   1,960,000   Clifton Springs Hospital & Clinic                          7.650           01/01/2012            1,948,142
--------------------------------------------------------------------------------------------------------------------------
   4,530,000   Clifton Springs Hospital & Clinic                          8.000           01/01/2020            4,514,824
--------------------------------------------------------------------------------------------------------------------------
      35,000   Cohoes GO                                                  6.200           03/15/2012               35,802
--------------------------------------------------------------------------------------------------------------------------
      25,000   Cohoes GO                                                  6.200           03/15/2013               25,418
--------------------------------------------------------------------------------------------------------------------------
      25,000   Cohoes GO                                                  6.250           03/15/2014               25,340
--------------------------------------------------------------------------------------------------------------------------
      25,000   Cohoes GO                                                  6.250           03/15/2015               25,248
--------------------------------------------------------------------------------------------------------------------------
      25,000   Cohoes GO                                                  6.250           03/15/2016               25,111
--------------------------------------------------------------------------------------------------------------------------
     375,000   Columbia County IDA (ARC)                                  7.750           06/01/2005              387,184
--------------------------------------------------------------------------------------------------------------------------
   2,650,000   Columbia County IDA (ARC)                                  8.650           06/01/2018            2,798,002
--------------------------------------------------------------------------------------------------------------------------
     430,000   Columbia County IDA (Berkshire Farms)                      6.900           12/15/2004              441,313
--------------------------------------------------------------------------------------------------------------------------
   1,855,000   Columbia County IDA (Berkshire Farms)                      7.500           12/15/2014            1,938,623
--------------------------------------------------------------------------------------------------------------------------
   3,500,000   Dutchess County IDA (Bard College)                         7.000           11/01/2017            3,742,445


16   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  2,705,000   Dutchess County IDA (Vassar Brothers Hospital)             6.500%          04/01/2020       $    2,928,081
-------------------------------------------------------------------------------------------------------------------------
   5,595,000   Dutchess County IDA (Vassar Brothers Hospital)             6.500           04/01/2030            6,001,533
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   Dutchess County Res Rec (Solid Waste)                      6.800           01/01/2010(p)         1,825,103
--------------------------------------------------------------------------------------------------------------------------
   1,805,000   Dutchess County Res Rec (Solid Waste)                      7.000           01/01/2010(p)         1,937,920
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Dutchess County Water & Wastewater Authority               0.000           06/01/2027              245,070
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   East Rochester Hsg. Authority (Linden Knoll)               5.350           02/01/2038            1,875,640
--------------------------------------------------------------------------------------------------------------------------
   4,095,000   East Rochester Hsg. Authority (St. John's Meadows)         5.950           08/01/2027            4,166,990
--------------------------------------------------------------------------------------------------------------------------
      25,000   Elmira HDC                                                 7.500           08/01/2007               25,361
--------------------------------------------------------------------------------------------------------------------------
   3,210,000   Erie County IDA (Affordable Hospitality)(a)                9.250           12/01/2015            2,888,518
--------------------------------------------------------------------------------------------------------------------------
   1,065,000   Erie County IDA (Air Cargo)                                8.250           10/01/2007            1,076,374
--------------------------------------------------------------------------------------------------------------------------
   2,380,000   Erie County IDA (Air Cargo)                                8.500           10/01/2015            2,465,989
--------------------------------------------------------------------------------------------------------------------------
  44,000,000   Erie County IDA (Canfibre Lackawanna)(a)                   9.050           12/01/2025           21,670,000
--------------------------------------------------------------------------------------------------------------------------
      75,000   Erie County IDA (DePaul Properties)                        5.750           09/01/2028               57,058
--------------------------------------------------------------------------------------------------------------------------
   2,855,000   Erie County IDA (Depaul Properties)                        6.500           09/01/2018            2,568,758
--------------------------------------------------------------------------------------------------------------------------
      25,000   Erie County IDA (Episcopal Church Home)                    5.875           02/01/2018               22,535
--------------------------------------------------------------------------------------------------------------------------
   9,310,000   Erie County IDA (Episcopal Church Home)                    6.000           02/01/2028            8,213,096
--------------------------------------------------------------------------------------------------------------------------
   3,230,000   Erie County IDA (Medaille College)                         8.000           12/30/2022            3,341,209
--------------------------------------------------------------------------------------------------------------------------
   3,515,000   Erie County IDA (Medaille College)                         8.250           11/01/2026            3,575,599
--------------------------------------------------------------------------------------------------------------------------
   2,655,000   Erie County IDA (Mercy Hospital)                           6.250           06/01/2010            2,394,544
--------------------------------------------------------------------------------------------------------------------------
     180,000   Erie County Tobacco Asset Securitization Corp.             6.125           07/15/2030              185,713
--------------------------------------------------------------------------------------------------------------------------
  21,220,000   Erie County Tobacco Asset Securitization Corp.             6.250           07/15/2040           22,045,034
--------------------------------------------------------------------------------------------------------------------------
  45,920,000   Erie County Tobacco Asset Securitization Corp.             6.750           07/15/2040           49,077,918
--------------------------------------------------------------------------------------------------------------------------
   1,850,000   Essex County IDA (International Paper Company)             5.500           08/15/2022            1,757,944
--------------------------------------------------------------------------------------------------------------------------
   2,300,000   Essex County IDA (International Paper Company)             6.450           11/15/2023            2,389,700
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   Essex County IDA (Moses Ludington Nursing Home)            6.375           02/01/2050            5,443,600
--------------------------------------------------------------------------------------------------------------------------
     325,000   Essex County IDA (Moses Ludington Nursing Home)            9.000           02/01/2008              328,555
--------------------------------------------------------------------------------------------------------------------------
   5,720,000   Franklin County IDA (Adirondack Medical Center)            5.500           12/01/2029            5,771,652
--------------------------------------------------------------------------------------------------------------------------
   4,245,000   Franklin County SWMA                                       6.250           06/01/2015            4,286,643
--------------------------------------------------------------------------------------------------------------------------
   2,995,000   Fulton County IDA (Nathan Littauer)                        7.000           11/01/2004            3,014,737
--------------------------------------------------------------------------------------------------------------------------
     445,000   Geneva IDA (Finger Lakes Cerebral Palsy)                   8.250           11/01/2004              455,991
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Geneva IDA (Finger Lakes Cerebral Palsy)                   8.500           11/01/2016            1,024,710
--------------------------------------------------------------------------------------------------------------------------
     770,000   Glen Cove IDA (SLCD)                                       6.875           07/01/2008              754,538
--------------------------------------------------------------------------------------------------------------------------
   3,775,000   Glen Cove IDA (SLCD)                                       7.375           07/01/2023            3,574,623
--------------------------------------------------------------------------------------------------------------------------
  17,165,000   Glen Cove IDA (The Regency at Glen Cove)                   0.000           10/15/2019(p)         5,652,263
--------------------------------------------------------------------------------------------------------------------------
   1,055,000   Glen Cove IDA (The Regency at Glen Cove)                   0.000           10/15/2019(p)           347,401
--------------------------------------------------------------------------------------------------------------------------
   2,375,000   Grand Central BID
               (Grand Central District Management)                        5.250           01/01/2022            2,350,015
--------------------------------------------------------------------------------------------------------------------------
   2,795,000   Green Island Power Authority                               6.000           12/15/2020            2,796,062
--------------------------------------------------------------------------------------------------------------------------
   1,695,000   Green Island Power Authority                               6.000           12/15/2025            1,664,049
--------------------------------------------------------------------------------------------------------------------------
   1,965,000   Groton Community Health Care Center                        7.450           07/15/2021            2,210,271
--------------------------------------------------------------------------------------------------------------------------
     740,000   Hamilton EHC (Hamilton Apartments)                         11.250          01/01/2015              766,285
--------------------------------------------------------------------------------------------------------------------------
     455,000   Hempstead IDA (Dentaco Corp.)                              7.250           11/01/2012              453,412
--------------------------------------------------------------------------------------------------------------------------
   1,270,000   Hempstead IDA (Dentaco Corp.)                              8.250           11/01/2025            1,264,120
--------------------------------------------------------------------------------------------------------------------------
   6,175,000   Hempstead IDA (Engel Burman Senior Hsg.)                   6.250           11/01/2010            5,790,483
--------------------------------------------------------------------------------------------------------------------------
  18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)                   6.750           11/01/2024           17,185,342


17   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  4,385,000   Hempstead IDA (Franklin Hospital Medical Center)           5.750%          11/01/2008       $    4,135,230
--------------------------------------------------------------------------------------------------------------------------
   9,375,000   Hempstead IDA (Franklin Hospital Medical Center)           6.375           11/01/2018            8,285,437
--------------------------------------------------------------------------------------------------------------------------
   6,355,000   Hempstead IDA (South Shore Y JCC)                          6.750           11/01/2024            5,920,763
--------------------------------------------------------------------------------------------------------------------------
  14,440,000   Herkimer County IDA (Burrows Paper)(a)                     8.000           01/01/2009           13,902,688
--------------------------------------------------------------------------------------------------------------------------
   1,285,000   Herkimer County IDA (College Foundation)                   6.445           11/01/2020            1,314,504
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Herkimer County IDA (College Foundation)                   6.500           11/01/2030            2,042,420
--------------------------------------------------------------------------------------------------------------------------
     400,000   Herkimer Hsg. Authority                                    7.150           03/01/2011              405,360
--------------------------------------------------------------------------------------------------------------------------
      60,000   Hsg. NY Corp.                                              5.500           11/01/2020               60,908
--------------------------------------------------------------------------------------------------------------------------
     990,000   Hudson IDA (Have, Inc.)                                    8.125           12/01/2017            1,004,197
--------------------------------------------------------------------------------------------------------------------------
     125,000   Huntington Hsg. Authority (GJSR)                           5.875           05/01/2019              109,826
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Huntington Hsg. Authority (GJSR)                           6.000           05/01/2029              851,840
--------------------------------------------------------------------------------------------------------------------------
   8,500,000   Huntington Hsg. Authority (GJSR)                           6.000           05/01/2039            7,123,085
--------------------------------------------------------------------------------------------------------------------------
     920,000   Islip IDA (Leeway School)                                  9.000           08/01/2021              939,578
--------------------------------------------------------------------------------------------------------------------------
      50,000   Islip IDA (WJL Realty)                                     7.800           03/01/2003               50,549
--------------------------------------------------------------------------------------------------------------------------
     100,000   Islip IDA (WJL Realty)                                     7.850           03/01/2004              101,531
--------------------------------------------------------------------------------------------------------------------------
     100,000   Islip IDA (WJL Realty)                                     7.900           03/01/2005              101,405
--------------------------------------------------------------------------------------------------------------------------
     500,000   Islip IDA (WJL Realty)                                     7.950           03/01/2010              507,775
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Islip Res Rec                                              6.500           07/01/2009            2,242,840
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                   5.500           08/01/2024            3,035,730
--------------------------------------------------------------------------------------------------------------------------
  21,000,000   L.I. Power Authority RITES(a)                              12.156(f)       12/01/2022           19,814,760
--------------------------------------------------------------------------------------------------------------------------
   2,915,000   L.I. Power Authority RITES(a)                              12.692(f)       09/01/2028            2,908,354
--------------------------------------------------------------------------------------------------------------------------
  11,250,000   L.I. Power Authority RITES(a)                              12.940(f)       12/01/2029           11,920,275
--------------------------------------------------------------------------------------------------------------------------
  13,000,000   L.I. Power Authority RITES(a)                              13.656(f)       12/01/2029           13,774,540
--------------------------------------------------------------------------------------------------------------------------
  23,620,000   L.I. Power Authority, Series A                             5.125           12/01/2022           23,286,722
--------------------------------------------------------------------------------------------------------------------------
  30,000,000   L.I. Power Authority, Series A                             5.125           09/01/2029           28,664,400
--------------------------------------------------------------------------------------------------------------------------
  15,000,000   L.I. Power Authority, Series A                             5.250           12/01/2026           14,988,900
--------------------------------------------------------------------------------------------------------------------------
  49,530,000   L.I. Power Authority, Series A                             5.375           09/01/2025           49,459,667
--------------------------------------------------------------------------------------------------------------------------
  70,050,000   L.I. Power Authority, Series L                             5.375           05/01/2033           69,442,666
--------------------------------------------------------------------------------------------------------------------------
   2,650,000   Lockport HDC                                               6.000           10/01/2018            2,605,029
--------------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                7.200           09/15/2005              111,383
--------------------------------------------------------------------------------------------------------------------------
      75,000   Lowville GO                                                7.200           09/15/2007               85,742
--------------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                7.200           09/15/2012              120,264
--------------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                7.200           09/15/2013              120,466
--------------------------------------------------------------------------------------------------------------------------
     100,000   Lowville GO                                                7.200           09/15/2014              120,362
--------------------------------------------------------------------------------------------------------------------------
   5,350,000   Lyons Community Health Initiatives Corp.                   6.800           09/01/2024            5,732,471
--------------------------------------------------------------------------------------------------------------------------
   4,560,000   Macleay Hsg. Corp. (Larchmont Woods)                       8.500           01/01/2031            4,873,819
--------------------------------------------------------------------------------------------------------------------------
   1,805,000   Madison County IDA (Oneida Healthcare Center)              6.100           07/01/2014            1,659,102
--------------------------------------------------------------------------------------------------------------------------
   2,485,000   Mechanicsville HDC                                         6.900           08/01/2022            2,491,809
--------------------------------------------------------------------------------------------------------------------------
     160,000   Middleton IDA (Flanagan Design & Display)                  7.000           11/01/2006              154,272
--------------------------------------------------------------------------------------------------------------------------
     690,000   Middleton IDA (Flanagan Design & Display)                  7.500           11/01/2018              634,952
--------------------------------------------------------------------------------------------------------------------------
     905,000   Middleton IDA (Fleurchem, Inc.)                            8.000           12/01/2016              941,200
--------------------------------------------------------------------------------------------------------------------------
   3,955,000   Middletown IDA (Southwinds Retirement Home)                6.375           03/01/2018            3,545,420
--------------------------------------------------------------------------------------------------------------------------
   3,740,000   Middletown IDA (Southwinds Retirement Home)                8.375           03/01/2018(p)         4,122,378
--------------------------------------------------------------------------------------------------------------------------
     610,000   Middletown IDA (YMCA)                                      6.250           11/01/2009              577,670


18   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  1,255,000   Middletown IDA (YMCA)                                      7.000%          11/01/2019       $    1,157,800
--------------------------------------------------------------------------------------------------------------------------
     375,000   Monroe County COP                                          8.050           01/01/2011              383,737
--------------------------------------------------------------------------------------------------------------------------
   4,260,000   Monroe County IDA (Al Sigl Center)                         6.600           12/15/2017            3,967,849
--------------------------------------------------------------------------------------------------------------------------
   1,590,000   Monroe County IDA (Al Sigl Center)                         7.250           12/15/2015            1,609,128
--------------------------------------------------------------------------------------------------------------------------
   3,145,000   Monroe County IDA (Brazill Merk)                           7.900           12/15/2014            3,228,342
--------------------------------------------------------------------------------------------------------------------------
     900,000   Monroe County IDA (Canal Ponds)                            7.000           06/15/2013              945,324
--------------------------------------------------------------------------------------------------------------------------
      10,000   Monroe County IDA (Cohber Press)                           7.550           12/01/2001               10,005
--------------------------------------------------------------------------------------------------------------------------
      10,000   Monroe County IDA (Cohber Press)                           7.650           12/01/2002               10,087
--------------------------------------------------------------------------------------------------------------------------
      10,000   Monroe County IDA (Cohber Press)                           7.700           12/01/2003               10,091
--------------------------------------------------------------------------------------------------------------------------
     170,000   Monroe County IDA (Cohber Press)                           7.850           12/01/2009              172,059
--------------------------------------------------------------------------------------------------------------------------
   1,965,000   Monroe County IDA (Collegiate Hsg. Foundation--RIT)        5.375           04/01/2029            1,833,640
--------------------------------------------------------------------------------------------------------------------------
   1,899,734   Monroe County IDA (Cottrone Devel.)                        9.500           12/01/2010            1,954,086
--------------------------------------------------------------------------------------------------------------------------
     950,000   Monroe County IDA (Dayton Rogers Manufacturing)            6.100           12/01/2009              904,951
--------------------------------------------------------------------------------------------------------------------------
   1,595,000   Monroe County IDA (DePaul Community Facilities)            5.875           02/01/2028            1,282,667
--------------------------------------------------------------------------------------------------------------------------
   5,750,000   Monroe County IDA (DePaul Community Facilities)            5.950           08/01/2028            4,734,320
--------------------------------------------------------------------------------------------------------------------------
     880,000   Monroe County IDA (DePaul Community Facilities)            6.450           02/01/2014              948,746
--------------------------------------------------------------------------------------------------------------------------
   1,285,000   Monroe County IDA (DePaul Community Facilities)            6.500           02/01/2024            1,351,691
--------------------------------------------------------------------------------------------------------------------------
   4,485,000   Monroe County IDA (DePaul Properties)                      6.150           09/01/2021            4,153,155
--------------------------------------------------------------------------------------------------------------------------
     180,000   Monroe County IDA (DePaul Properties)                      8.300           09/01/2002(p)           184,939
--------------------------------------------------------------------------------------------------------------------------
   4,605,000   Monroe County IDA (DePaul Properties)                      8.800           09/01/2021(p)         4,742,367
--------------------------------------------------------------------------------------------------------------------------
  14,585,000   Monroe County IDA (Genesee Hospital)(a)                    7.000           11/01/2018            2,917,000
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Jewish Home)                            6.875           04/01/2017              988,690
--------------------------------------------------------------------------------------------------------------------------
   4,955,000   Monroe County IDA (Jewish Home)                            6.875           04/01/2027            4,733,363
--------------------------------------------------------------------------------------------------------------------------
     485,000   Monroe County IDA (Machine Tool Research)                  7.750           12/01/2006              481,862
--------------------------------------------------------------------------------------------------------------------------
     600,000   Monroe County IDA (Machine Tool Research)                  8.000           12/01/2011              584,676
--------------------------------------------------------------------------------------------------------------------------
     300,000   Monroe County IDA (Machine Tool Research)                  8.500           12/01/2013              296,085
--------------------------------------------------------------------------------------------------------------------------
   1,260,000   Monroe County IDA (Melles Groit)                           9.500           12/01/2009            1,277,060
--------------------------------------------------------------------------------------------------------------------------
   1,645,000   Monroe County IDA (Morrell/Morrell)                        7.000           12/01/2007            1,674,314
--------------------------------------------------------------------------------------------------------------------------
   4,330,000   Monroe County IDA (Piano Works)                            7.625           11/01/2016            4,441,887
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Southview Towers)                       6.125           02/01/2020            1,063,730
--------------------------------------------------------------------------------------------------------------------------
   1,465,000   Monroe County IDA (St. John Fisher College)                5.200           06/01/2019            1,450,965
--------------------------------------------------------------------------------------------------------------------------
   2,190,000   Monroe County IDA (St. John Fisher College)                5.250           06/01/2026            2,132,031
--------------------------------------------------------------------------------------------------------------------------
   3,075,000   Monroe County IDA (St. John Fisher College)                5.375           06/01/2024            3,062,823
--------------------------------------------------------------------------------------------------------------------------
   1,215,000   Monroe County IDA (St. Joseph's Parking Garage)(a)         7.000           11/01/2008            1,185,937
--------------------------------------------------------------------------------------------------------------------------
   4,345,000   Monroe County IDA (St. Joseph's Parking Garage)(a)         7.500           11/01/2022            4,161,945
--------------------------------------------------------------------------------------------------------------------------
   7,420,000   Monroe County IDA
               (The Children's Beverage Group)(a,b,d)                     8.750           11/01/2010              742,000
--------------------------------------------------------------------------------------------------------------------------
     885,000   Monroe County IDA (Volunteers of America)                  5.700           08/01/2018              781,331
--------------------------------------------------------------------------------------------------------------------------
   2,710,000   Monroe County IDA (Volunteers of America)                  5.750           08/01/2028            2,265,316
--------------------------------------------------------------------------------------------------------------------------
      80,000   Monroe County IDA (West End Business)                      6.750           12/01/2004               80,575
--------------------------------------------------------------------------------------------------------------------------
      45,000   Monroe County IDA (West End Business)                      6.750           12/01/2004               45,324
--------------------------------------------------------------------------------------------------------------------------
     330,000   Monroe County IDA (West End Business)                      6.750           12/01/2004              332,373
--------------------------------------------------------------------------------------------------------------------------
     345,000   Monroe County IDA (West End Business)                      8.000           12/01/2014              360,156
--------------------------------------------------------------------------------------------------------------------------
     170,000   Monroe County IDA (West End Business)                      8.000           12/01/2014              177,468


19   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$    515,000   Monroe County IDA (West End Business)                      8.000%          12/01/2014       $      537,624
--------------------------------------------------------------------------------------------------------------------------
   1,375,000   Monroe County IDA (West End Business)                      8.000           12/01/2014            1,435,404
--------------------------------------------------------------------------------------------------------------------------
  12,000,000   Monroe County IDA (Woodlawn Village)                       8.550           11/15/2032           12,033,480
--------------------------------------------------------------------------------------------------------------------------
  30,500,000   Monroe County Tobacco Asset Securitization Corp.           6.375           06/01/2035           32,053,975
--------------------------------------------------------------------------------------------------------------------------
  13,740,000   Monroe County Tobacco Asset Securitization Corp.           6.625           06/01/2042           14,751,539
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Monroe County Tobacco Asset
               Securitization Corp. RITES(a)                              12.189(f)       06/01/2042           12,208,600
--------------------------------------------------------------------------------------------------------------------------
   2,250,000   Monroe County Water Authority                              5.250           08/01/2036            2,210,220
--------------------------------------------------------------------------------------------------------------------------
     550,000   Monroe HDC (Multifamily Hsg.)                              7.000           08/01/2021              564,987
--------------------------------------------------------------------------------------------------------------------------
   5,860,000   Montgomery County IDA (ASMF)(a,b,d)                        7.250           01/15/2019            3,867,600
--------------------------------------------------------------------------------------------------------------------------
     865,000   Montgomery County IDA
               (New Dimensions in Living)                                 8.900           05/01/2016              885,414
--------------------------------------------------------------------------------------------------------------------------
   2,295,000   Mt. Vernon IDA (Meadowview)                                6.150           06/01/2019            2,067,336
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Mt. Vernon IDA (Meadowview)                                6.200           06/01/2029            2,127,050
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   MTA IVRC(a)                                                8.019(f)        07/01/2011           10,755,400
--------------------------------------------------------------------------------------------------------------------------
   9,400,000   MTA YCR(a)                                                 4.836(f)        07/01/2013            9,552,374
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   MTA YCR(a)                                                 4.836(f)        07/01/2022            3,032,850
--------------------------------------------------------------------------------------------------------------------------
      50,000   MTA, Series J                                              5.500           07/01/2022               50,273
--------------------------------------------------------------------------------------------------------------------------
     802,824   Municipal Assistance Corp. for Troy, NY                    0.000           07/15/2021              282,177
--------------------------------------------------------------------------------------------------------------------------
   1,218,573   Municipal Assistance Corp. for Troy, NY                    0.000           01/15/2022              414,778
--------------------------------------------------------------------------------------------------------------------------
   2,725,000   Nassau County IDA (ACLD)                                   8.125           10/01/2022            2,820,538
--------------------------------------------------------------------------------------------------------------------------
   1,460,000   Nassau County IDA (ALIA--ACDS)                             7.500           06/01/2015            1,506,311
--------------------------------------------------------------------------------------------------------------------------
     465,000   Nassau County IDA (ALIA--ACLD)                             7.500           06/01/2015              479,750
--------------------------------------------------------------------------------------------------------------------------
   2,315,000   Nassau County IDA (ALIA--CSMR)                             7.500           06/01/2015            2,388,432
--------------------------------------------------------------------------------------------------------------------------
   2,870,000   Nassau County IDA (ALIA--FREE)                             7.500           06/01/2015            2,961,036
--------------------------------------------------------------------------------------------------------------------------
   4,030,000   Nassau County IDA (ALIA--FREE)                             8.150           06/01/2030            4,159,927
--------------------------------------------------------------------------------------------------------------------------
     310,000   Nassau County IDA (ALIA--LVH)                              7.500           06/01/2015              319,833
--------------------------------------------------------------------------------------------------------------------------
     700,000   Nassau County IDA (CNGCS)                                  7.500           06/01/2030              722,204
--------------------------------------------------------------------------------------------------------------------------
   2,245,000   Nassau County IDA (CNGCS)                                  8.150           06/01/2030            2,317,379
--------------------------------------------------------------------------------------------------------------------------
   1,165,000   Nassau County IDA (Leo D. Bernstein & Sons)                8.000           11/01/2010            1,169,835
--------------------------------------------------------------------------------------------------------------------------
   6,060,000   Nassau County IDA (Leo D. Bernstein & Sons)                8.875           11/01/2026            6,094,118
--------------------------------------------------------------------------------------------------------------------------
   2,290,000   Nassau County IDA (NSCFGA)                                 6.750           05/01/2024            2,157,730
--------------------------------------------------------------------------------------------------------------------------
     210,000   Nassau County IDA (RJS Scientific)                         8.050           12/01/2005              217,726
--------------------------------------------------------------------------------------------------------------------------
   2,700,000   Nassau County IDA (RJS Scientific)                         9.050           12/01/2025            2,924,316
--------------------------------------------------------------------------------------------------------------------------
   2,759,599   Nassau County IDA (Sharp International)(a,b,d)             7.375           12/01/2007              269,061
--------------------------------------------------------------------------------------------------------------------------
   1,752,587   Nassau County IDA (Sharp International(a,b,d)              7.375           12/01/2007              170,877
--------------------------------------------------------------------------------------------------------------------------
   2,527,211   Nassau County IDA (Sharp International)(a,b,d)             7.875           12/01/2012              246,403
--------------------------------------------------------------------------------------------------------------------------
   1,597,662   Nassau County IDA (Sharp International)(a,b,d)             7.875           12/01/2012              155,772
--------------------------------------------------------------------------------------------------------------------------
   2,050,000   Nassau County IDA (United Cerebral Palsy)                  6.250           11/01/2014            2,021,587
--------------------------------------------------------------------------------------------------------------------------
  25,000,000   Nassau County IDA (Westbury Senior Living)                 7.900           11/01/2031           24,913,000
--------------------------------------------------------------------------------------------------------------------------
  17,500,000   Nassau County IFA (Secured Sales Tax), Series A-2          5.125           11/15/2021           17,281,075
--------------------------------------------------------------------------------------------------------------------------
   2,215,000   Nassau County Tobacco Settlement Corp.                     6.250           07/15/2019            2,297,708
--------------------------------------------------------------------------------------------------------------------------
   3,295,000   Nassau County Tobacco Settlement Corp.                     6.250           07/15/2020            3,420,408
--------------------------------------------------------------------------------------------------------------------------
   4,025,000   Nassau County Tobacco Settlement Corp.                     6.250           07/15/2020            4,178,191
--------------------------------------------------------------------------------------------------------------------------
   2,040,000   Nassau County Tobacco Settlement Corp.                     6.250           07/15/2021            2,117,642


20   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  4,900,000   Nassau County Tobacco Settlement Corp.                     6.300%          07/15/2021       $    5,103,595
--------------------------------------------------------------------------------------------------------------------------
   1,320,000   Nassau County Tobacco Settlement Corp.                     6.300           07/15/2022            1,374,846
--------------------------------------------------------------------------------------------------------------------------
  35,385,000   Nassau County Tobacco Settlement Corp.                     6.400           07/15/2033           37,102,588
--------------------------------------------------------------------------------------------------------------------------
  24,070,000   Nassau County Tobacco Settlement Corp.                     6.500           07/15/2027           25,406,607
--------------------------------------------------------------------------------------------------------------------------
  35,185,000   Nassau County Tobacco Settlement Corp.                     6.600           07/15/2039           37,308,415
--------------------------------------------------------------------------------------------------------------------------
      20,000   New Hartford HDC (Village Point)                           7.375           01/01/2024               20,354
--------------------------------------------------------------------------------------------------------------------------
  13,010,000   New Rochelle IDA (College of New Rochelle)                 5.250           07/01/2027           12,594,200
--------------------------------------------------------------------------------------------------------------------------
   6,500,000   New Rochelle IDA (College of New Rochelle)                 5.500           07/01/2019            6,632,795
--------------------------------------------------------------------------------------------------------------------------
   4,950,000   Newark-Wayne Community Hospital                            5.875           01/15/2033            5,073,601
--------------------------------------------------------------------------------------------------------------------------
   2,525,000   Newark-Wayne Community Hospital                            7.600           09/01/2015            2,447,331
--------------------------------------------------------------------------------------------------------------------------
   1,900,000   Niagara County IDA (Sevenson Hotel)                        6.600           05/01/2007            1,901,387
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Niagara County IDA (Solid Waste Disposal)                  5.550           11/15/2024            3,022,440
--------------------------------------------------------------------------------------------------------------------------
   6,500,000   Niagara County IDA (Solid Waste Disposal)                  5.625           11/15/2024            6,549,010
--------------------------------------------------------------------------------------------------------------------------
     125,000   Niagara County Tobacco Asset Securitization Corp.          6.250           05/15/2034              130,367
--------------------------------------------------------------------------------------------------------------------------
   5,045,000   Niagara County Tobacco Asset Securitization Corp.          6.250           05/15/2040            5,253,913
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   Niagara Falls CSD COP (High School Facility)               5.375           06/15/2028            1,643,169
--------------------------------------------------------------------------------------------------------------------------
     750,000   Niagara Falls CSD COP (High School Facility)               6.625           06/15/2028              810,315
--------------------------------------------------------------------------------------------------------------------------
     715,000   North Babylon Volunteer Fire Company                       5.750           08/01/2022              730,944
--------------------------------------------------------------------------------------------------------------------------
   1,555,000   North Country Devel. Authority (Clarkson University)       5.500           07/01/2019            1,571,079
--------------------------------------------------------------------------------------------------------------------------
   3,145,000   North Country Devel. Authority (Clarkson University)       5.500           07/01/2029            3,138,301
--------------------------------------------------------------------------------------------------------------------------
     585,000   North Tonawanda HDC (Bishop Gibbons Associates)            6.800           12/15/2007              619,357
--------------------------------------------------------------------------------------------------------------------------
   3,295,000   North Tonawanda HDC (Bishop Gibbons Associates)            7.375           12/15/2021            3,719,594
--------------------------------------------------------------------------------------------------------------------------
      25,000   Nunda GO                                                   8.000           05/01/2010               31,073
--------------------------------------------------------------------------------------------------------------------------
  20,000,000   NY Convention Center COP (Yale Building Acquisition)       6.500           12/01/2004           20,496,800
--------------------------------------------------------------------------------------------------------------------------
  17,765,000   NY Counties Tobacco Trust I (TASC)                         6.500           06/01/2035           18,822,728
--------------------------------------------------------------------------------------------------------------------------
  59,090,000   NY Counties Tobacco Trust I (TASC)                         6.625           06/01/2042           63,162,483
--------------------------------------------------------------------------------------------------------------------------
     270,000   NYC GO                                                     0.000           05/15/2011              170,389
--------------------------------------------------------------------------------------------------------------------------
   4,990,000   NYC GO                                                     0.000           11/15/2011            3,076,535
--------------------------------------------------------------------------------------------------------------------------
     200,000   NYC GO                                                     0.000           05/15/2012              118,942
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                                     0.000           10/01/2012               23,363
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                     5.000           03/15/2018              490,910
--------------------------------------------------------------------------------------------------------------------------
  13,500,000   NYC GO                                                     5.000           05/15/2023           13,140,225
--------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYC GO                                                     5.250           08/15/2023            1,014,279
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO                                                     5.250           08/01/2024              498,315
--------------------------------------------------------------------------------------------------------------------------
      85,000   NYC GO                                                     5.500           10/01/2018               86,198
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                     5.625           08/01/2016               20,586
--------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                                     5.750           02/01/2020               36,347
--------------------------------------------------------------------------------------------------------------------------
   4,845,000   NYC GO                                                     6.000           02/01/2011            5,211,718
--------------------------------------------------------------------------------------------------------------------------
     397,000   NYC GO                                                     6.500           08/01/2014              434,231
--------------------------------------------------------------------------------------------------------------------------
   1,580,000   NYC GO                                                     6.500           08/01/2015            1,693,096
--------------------------------------------------------------------------------------------------------------------------
   1,580,000   NYC GO                                                     6.625           08/01/2025            1,726,182
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.000           02/01/2010                5,018
--------------------------------------------------------------------------------------------------------------------------
  15,000,000   NYC GO                                                     7.000           10/01/2011           15,934,050
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.000           10/01/2012(p)             5,330


21   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$      5,000   NYC GO                                                     7.000%          02/01/2018(p)    $        5,200
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                                     7.000           02/01/2018               20,715
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.000           02/01/2020(p)             5,200
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.000           02/01/2020                5,303
--------------------------------------------------------------------------------------------------------------------------
      85,000   NYC GO                                                     7.100           02/01/2009               88,437
--------------------------------------------------------------------------------------------------------------------------
     315,000   NYC GO                                                     7.100           02/01/2010              327,735
--------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                     7.100           02/01/2011               10,401
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.250           08/15/2024                5,025
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.400           02/01/2002                5,133
--------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                     7.500           02/01/2016               15,579
--------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                                     7.500           02/01/2018               10,386
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     7.625           02/01/2014                5,198
--------------------------------------------------------------------------------------------------------------------------
      15,000   NYC GO                                                     7.750           08/15/2028               15,084
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     8.250           08/01/2012(p)             5,099
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                     8.250           08/01/2014                5,096
--------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYC GO CAB                                                 0.000(v)        05/15/2014           1,685,145
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC GO CAB                                                 0.000(v)        08/01/2014             468,485
--------------------------------------------------------------------------------------------------------------------------
  16,387,000   NYC GO CARS                                                8.820(f)        08/12/2010          17,554,574
--------------------------------------------------------------------------------------------------------------------------
   8,387,000   NYC GO CARS                                                8.820(f)        09/01/2011           8,984,574
--------------------------------------------------------------------------------------------------------------------------
      95,000   NYC GO DIAMONDS                                            0.000(v)        08/15/2016(p)           96,083
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYC GO DIAMONDS                                            0.000(v)        08/01/2025              74,063
--------------------------------------------------------------------------------------------------------------------------
   4,200,000   NYC GO RIBS                                                8.174(f)        07/29/2010           4,520,250
--------------------------------------------------------------------------------------------------------------------------
   5,400,000   NYC GO RIBS                                                8.272(f)        08/22/2013           5,764,500
--------------------------------------------------------------------------------------------------------------------------
   3,050,000   NYC GO RIBS                                                8.272(f)        08/01/2015            3,240,625
--------------------------------------------------------------------------------------------------------------------------
  13,150,000   NYC GO RIBS                                                9.375(f)        08/01/2013(p)       14,251,312
--------------------------------------------------------------------------------------------------------------------------
     295,008   NYC HDC (Albert Einstein Staff Hsg.)                       6.500           12/15/2017              310,124
--------------------------------------------------------------------------------------------------------------------------
   1,395,749   NYC HDC (Atlantic Plaza Towers)                            7.034           02/15/2019            1,467,449
--------------------------------------------------------------------------------------------------------------------------
   1,045,000   NYC HDC (Barclay Avenue)                                   6.450           04/01/2017            1,099,309
--------------------------------------------------------------------------------------------------------------------------
   4,055,000   NYC HDC (Barclay Avenue)                                   6.600           04/01/2033            4,252,641
--------------------------------------------------------------------------------------------------------------------------
     346,833   NYC HDC (Bay Towers)                                       6.500           08/15/2017              364,606
--------------------------------------------------------------------------------------------------------------------------
   2,592,498   NYC HDC (Boulevard Towers)                                 6.500           08/15/2017            2,724,924
--------------------------------------------------------------------------------------------------------------------------
     442,514   NYC HDC (Bridgeview III)                                   6.500           12/15/2017              465,189
--------------------------------------------------------------------------------------------------------------------------
     469,254   NYC HDC (Cadman Plaza North)                               7.000           12/15/2018              492,994
--------------------------------------------------------------------------------------------------------------------------
   1,228,627   NYC HDC (Cadman Towers)                                    6.500           11/15/2018            1,291,497
--------------------------------------------------------------------------------------------------------------------------
     175,585   NYC HDC (Candia House)                                     6.500           06/15/2018              184,542
--------------------------------------------------------------------------------------------------------------------------
   3,365,253   NYC HDC (Clinton Towers)                                   6.500           07/15/2017            3,537,150
--------------------------------------------------------------------------------------------------------------------------
     288,159   NYC HDC (Contello III)                                     7.000           12/15/2018              302,968
--------------------------------------------------------------------------------------------------------------------------
   1,384,711   NYC HDC (Cooper Gramercy)                                  6.500           08/15/2017            1,455,442
--------------------------------------------------------------------------------------------------------------------------
   1,056,523   NYC HDC (Court Plaza)                                      6.500           08/15/2017            1,110,660
--------------------------------------------------------------------------------------------------------------------------
   1,603,571   NYC HDC (Crown Gardens)                                    7.250           01/15/2019            1,686,685
--------------------------------------------------------------------------------------------------------------------------
   3,382,712   NYC HDC (East Midtown Plaza)                               6.500           11/15/2018            3,555,806
--------------------------------------------------------------------------------------------------------------------------
   3,262,884   NYC HDC (Esplanade Gardens)                                7.000           01/15/2019            3,430,956
--------------------------------------------------------------------------------------------------------------------------
      78,042   NYC HDC (Essex Terrace)                                    6.500           07/15/2018               82,023
--------------------------------------------------------------------------------------------------------------------------
     475,108   NYC HDC (Forest Park Crescent)                             6.500           12/15/2017              499,377


22   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  1,556,320   NYC HDC (Gouverneur Gardens)                               7.034%          02/15/2019       $    1,636,549
--------------------------------------------------------------------------------------------------------------------------
     341,818   NYC HDC (Heywood Towers)                                   6.500           10/15/2017              359,279
--------------------------------------------------------------------------------------------------------------------------
   3,856,272   NYC HDC (Hudsonview Terrace)                               6.500           09/15/2017            4,053,251
--------------------------------------------------------------------------------------------------------------------------
   1,088,461   NYC HDC (Janel Towers)                                     6.500           09/15/2017            1,144,235
--------------------------------------------------------------------------------------------------------------------------
     380,370   NYC HDC (Kingsbridge Arms)                                 6.500           08/15/2017              399,860
--------------------------------------------------------------------------------------------------------------------------
     216,368   NYC HDC (Kingsbridge Arms)                                 6.500           11/15/2018              227,406
--------------------------------------------------------------------------------------------------------------------------
   1,168,600   NYC HDC (Leader House)                                     6.500           03/15/2018            1,228,210
--------------------------------------------------------------------------------------------------------------------------
   1,637,420   NYC HDC (Lincoln-Amsterdam)                                7.250           11/15/2018            1,720,355
--------------------------------------------------------------------------------------------------------------------------
     193,810   NYC HDC (Middagh St. Studio Apartments)                    6.500           01/15/2018              203,696
--------------------------------------------------------------------------------------------------------------------------
   2,522,844   NYC HDC (Montefiore Hospital Hsg. Sec. II)                 6.500           10/15/2017            2,651,711
--------------------------------------------------------------------------------------------------------------------------
  10,470,000   NYC HDC (Multifamily Hsg.), Series A                       5.600           11/01/2042           10,565,696
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYC HDC (Multifamily Hsg.), Series A                       5.850           05/01/2025              101,429
--------------------------------------------------------------------------------------------------------------------------
  38,880,000   NYC HDC (Multifamily Hsg.), Series A                       6.600           04/01/2030           40,528,512
--------------------------------------------------------------------------------------------------------------------------
     775,000   NYC HDC (Multifamily Hsg.), Series C                       5.700           05/01/2031              788,516
--------------------------------------------------------------------------------------------------------------------------
     823,558   NYC HDC (New Amsterdam House)                              6.500           08/15/2018              865,569
--------------------------------------------------------------------------------------------------------------------------
     841,860   NYC HDC (New Amsterdam House)                              6.500           08/15/2018              843,132
--------------------------------------------------------------------------------------------------------------------------
   1,019,210   NYC HDC (Riverbend)                                        6.500           11/15/2018            1,071,364
--------------------------------------------------------------------------------------------------------------------------
   6,301,668   NYC HDC (Riverside Park Community)                         7.250           11/15/2018            6,628,599
--------------------------------------------------------------------------------------------------------------------------
     445,994   NYC HDC (RNA House)                                        7.000           12/15/2018              468,994
--------------------------------------------------------------------------------------------------------------------------
     637,588   NYC HDC (Robert Fulton Terrace)                            6.500           12/15/2017              670,259
--------------------------------------------------------------------------------------------------------------------------
     232,985   NYC HDC (Rosalie Manning Apartments)                       7.034           11/15/2018              244,968
--------------------------------------------------------------------------------------------------------------------------
     619,794   NYC HDC (Scott Tower)                                      7.000           12/15/2018              651,646
--------------------------------------------------------------------------------------------------------------------------
     850,287   NYC HDC (Seaview Towers)                                   6.500           01/15/2018              893,661
--------------------------------------------------------------------------------------------------------------------------
   1,581,434   NYC HDC (Sky View Towers)                                  6.500           11/15/2018            1,662,103
--------------------------------------------------------------------------------------------------------------------------
     350,629   NYC HDC (St. Martin Tower)                                 6.500           11/15/2018              368,572
--------------------------------------------------------------------------------------------------------------------------
   1,617,644   NYC HDC (Stevenson Commons)                                6.500           05/15/2018            1,700,160
--------------------------------------------------------------------------------------------------------------------------
     462,552   NYC HDC (Strycker's Bay Apartments)                        7.034           11/15/2018              480,555
--------------------------------------------------------------------------------------------------------------------------
   1,618,414   NYC HDC (Tivoli Towers)                                    6.500           01/15/2018            1,700,581
--------------------------------------------------------------------------------------------------------------------------
     219,843   NYC HDC (Town House West)                                  6.500           01/15/2018              230,979
--------------------------------------------------------------------------------------------------------------------------
     337,900   NYC HDC (Tri-Faith House)                                  7.000           01/15/2019              355,245
--------------------------------------------------------------------------------------------------------------------------
   1,431,333   NYC HDC (University River View)                            6.500           08/15/2017            1,504,675
--------------------------------------------------------------------------------------------------------------------------
     430,601   NYC HDC (Washington Square Southeast)                      7.500           01/15/2019              452,412
--------------------------------------------------------------------------------------------------------------------------
     387,928   NYC HDC (West Side Manor)                                  6.500           11/15/2018              407,717
--------------------------------------------------------------------------------------------------------------------------
   4,132,007   NYC HDC (West Village)                                     6.500           11/15/2013            4,344,889
--------------------------------------------------------------------------------------------------------------------------
     247,570   NYC HDC (Westview Apartments)                              6.500           10/15/2017              260,256
--------------------------------------------------------------------------------------------------------------------------
     574,762   NYC HDC (Woodstock Terrace)                                7.034           02/15/2019              604,288
--------------------------------------------------------------------------------------------------------------------------
   5,205,000   NYC HDC, Series B                                          5.875           11/01/2018            5,319,198
-------------------------------------------------------------------------------------------------------------------------
  23,100,000   NYC Health & Hospital Corp.                                5.250           02/15/2017           22,867,845
--------------------------------------------------------------------------------------------------------------------------
  26,500,000   NYC Health & Hospital Corp. LEVRRS                         7.942(f)        02/15/2011           27,891,250
--------------------------------------------------------------------------------------------------------------------------
   5,875,000   NYC Health & Hospital Corp. RITES(a)                      11.863(f)        02/15/2020            5,358,235
--------------------------------------------------------------------------------------------------------------------------
   1,275,000   NYC IDA (A Very Special Place)                             5.750           01/01/2029              986,595
--------------------------------------------------------------------------------------------------------------------------
   3,600,000   NYC IDA (Acme Architectural Products)                      6.375           11/01/2019            3,274,920
--------------------------------------------------------------------------------------------------------------------------
   1,155,000   NYC IDA (Ahava Dairy Manufacturing Corp.)                  8.000           11/01/2010            1,151,061
--------------------------------------------------------------------------------------------------------------------------
   5,985,000   NYC IDA (Ahava Dairy Manufacturing Corp.)                  8.500           11/01/2026            5,937,718


23   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  1,035,000   NYC IDA (ALA Realty)                                       7.500%          12/01/2010       $    1,063,638
--------------------------------------------------------------------------------------------------------------------------
   1,450,000   NYC IDA (ALA Realty)                                       8.375           12/01/2015            1,552,312
--------------------------------------------------------------------------------------------------------------------------
     630,000   NYC IDA (A-Lite Vertical Products)                         6.750           11/01/2009              596,226
--------------------------------------------------------------------------------------------------------------------------
   1,330,000   NYC IDA (A-Lite Vertical Products)                         7.500           11/01/2019            1,267,862
--------------------------------------------------------------------------------------------------------------------------
     410,000   NYC IDA (Allied Metal)                                     6.375           12/01/2014              387,630
--------------------------------------------------------------------------------------------------------------------------
     940,000   NYC IDA (Allied Metal)                                     7.125           12/01/2027              890,885
--------------------------------------------------------------------------------------------------------------------------
     855,000   NYC IDA (Alrue Import Corp.)                               8.000           11/01/2011              858,608
--------------------------------------------------------------------------------------------------------------------------
   3,845,000   NYC IDA (Alrue Import Corp.)                               8.875           02/01/2026            3,875,068
--------------------------------------------------------------------------------------------------------------------------
   3,450,000   NYC IDA (Amboy Properties)                                 6.750           06/01/2020            3,292,887
--------------------------------------------------------------------------------------------------------------------------
   2,595,000   NYC IDA (American Airlines)                                5.400           07/01/2019            2,460,527
--------------------------------------------------------------------------------------------------------------------------
  36,860,000   NYC IDA (American Airlines)                                5.400           07/01/2020           34,818,693
--------------------------------------------------------------------------------------------------------------------------
  35,575,000   NYC IDA (American Airlines)                                6.900           08/01/2024           37,353,750
--------------------------------------------------------------------------------------------------------------------------
   1,070,000   NYC IDA (Amplaco Group)(a)                                 7.250           11/01/2008            1,055,020
--------------------------------------------------------------------------------------------------------------------------
   2,645,000   NYC IDA (Amplaco Group)(a)                                 8.125           11/01/2018            2,595,406
--------------------------------------------------------------------------------------------------------------------------
   1,470,000   NYC IDA (Atlantic Paste & Glue Co.)                        6.000           11/01/2007            1,405,732
--------------------------------------------------------------------------------------------------------------------------
   4,620,000   NYC IDA (Atlantic Paste & Glue Co.)                        6.625           11/01/2019            4,248,044
--------------------------------------------------------------------------------------------------------------------------
   1,160,000   NYC IDA (Atlantic Veal & Lamb)                             8.375           12/01/2016            1,220,308
--------------------------------------------------------------------------------------------------------------------------
     785,000   NYC IDA (Baco Enterprises)                                 7.500           11/01/2011              784,184
--------------------------------------------------------------------------------------------------------------------------
   1,685,000   NYC IDA (Baco Enterprises)                                 8.500           11/01/2021            1,684,107
--------------------------------------------------------------------------------------------------------------------------
     470,000   NYC IDA (Bark Frameworks)                                  6.000           11/01/2007              451,313
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   NYC IDA (Bark Frameworks)                                  6.750           11/01/2019            1,395,000
--------------------------------------------------------------------------------------------------------------------------
  11,480,000   NYC IDA (Berkeley Carroll School)                          6.100           11/01/2028           10,170,476
--------------------------------------------------------------------------------------------------------------------------
  34,895,000   NYC IDA (British Airways)                                  5.250           12/01/2032           31,759,684
--------------------------------------------------------------------------------------------------------------------------
      90,000   NYC IDA (Brooklyn Heights Montessori School)               8.400           09/01/2002               90,193
--------------------------------------------------------------------------------------------------------------------------
   3,075,000   NYC IDA (Brooklyn Heights Montessori School)               8.500           01/01/2027            3,319,001
--------------------------------------------------------------------------------------------------------------------------
     660,000   NYC IDA (Brooklyn Heights Montessori School)               8.900           09/01/2011              686,928
--------------------------------------------------------------------------------------------------------------------------
   1,690,000   NYC IDA (Brooklyn Heights Montessori School)               9.200           09/01/2021            1,795,591
--------------------------------------------------------------------------------------------------------------------------
  66,170,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)         5.650           10/01/2028           63,244,624
--------------------------------------------------------------------------------------------------------------------------
 117,460,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)         5.750           10/01/2036          112,996,520
--------------------------------------------------------------------------------------------------------------------------
     450,000   NYC IDA (Cellini Furniture Crafters)(a)                    6.625           11/01/2009              413,370
--------------------------------------------------------------------------------------------------------------------------
     885,000   NYC IDA (Cellini Furniture Crafters)(a)                    7.125           11/01/2019              803,306
--------------------------------------------------------------------------------------------------------------------------
   2,235,000   NYC IDA (Chardan Corp.)                                    7.750           11/01/2020            2,234,240
--------------------------------------------------------------------------------------------------------------------------
   1,395,000   NYC IDA (CNC Associates NY)                                6.500           11/01/2007            1,368,746
--------------------------------------------------------------------------------------------------------------------------
   4,685,000   NYC IDA (CNC Associates NY)                                7.500           11/01/2019            4,573,825
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC IDA (College of Aeronautics)                           5.450           05/01/2018            1,897,840
--------------------------------------------------------------------------------------------------------------------------
   9,590,000   NYC IDA (College of Aeronautics)                           5.500           05/01/2028            8,875,449
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYC IDA (College of New Rochelle)                          5.750           09/01/2017            2,603,050
--------------------------------------------------------------------------------------------------------------------------
   2,900,000   NYC IDA (College of New Rochelle)                          5.800           09/01/2026            2,998,223
--------------------------------------------------------------------------------------------------------------------------
   3,515,000   NYC IDA (Community Hospital of Brooklyn)                   6.875           11/01/2010            3,287,298
--------------------------------------------------------------------------------------------------------------------------
   3,975,000   NYC IDA (Comprehensive Care Management)                    6.375           11/01/2028            3,424,065
--------------------------------------------------------------------------------------------------------------------------
   1,575,000   NYC IDA (Comprehensive Care Management)                    6.375           11/01/2028            1,349,176
--------------------------------------------------------------------------------------------------------------------------
   1,770,000   NYC IDA (Comprehensive Care Management)                    7.875           12/01/2016            1,823,967
--------------------------------------------------------------------------------------------------------------------------
   1,715,000   NYC IDA (Comprehensive Care Management)                    8.000           12/01/2011            1,779,981
--------------------------------------------------------------------------------------------------------------------------
   7,750,000   NYC IDA (Crowne Plaza-LaGuardia)                           6.000           11/01/2028            6,793,805


24   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  1,150,000   NYC IDA (Dioni)                                            6.000%          11/01/2007       $    1,104,057
--------------------------------------------------------------------------------------------------------------------------
   3,600,000   NYC IDA (Dioni)                                            6.625           11/01/2019            3,335,760
--------------------------------------------------------------------------------------------------------------------------
   1,400,000   NYC IDA (Display Creations)                                7.000           06/01/2008            1,443,120
--------------------------------------------------------------------------------------------------------------------------
     195,000   NYC IDA (Eden II School)                                   7.750           06/01/2004              199,276
--------------------------------------------------------------------------------------------------------------------------
   2,505,000   NYC IDA (Eden II School)                                   8.750           06/01/2019            2,636,738
--------------------------------------------------------------------------------------------------------------------------
  10,155,000   NYC IDA (Elmhurst Parking Garage)                          7.500           07/30/2003           10,677,069
--------------------------------------------------------------------------------------------------------------------------
     910,000   NYC IDA (Excel Paint Applicators)                          8.250           11/01/2010              902,574
--------------------------------------------------------------------------------------------------------------------------
   4,825,000   NYC IDA (Excel Paint Applicators)                          8.625           11/01/2026            4,768,837
--------------------------------------------------------------------------------------------------------------------------
   7,315,000   NYC IDA (Friends Seminary School)                          7.125           09/15/2031            7,539,644
--------------------------------------------------------------------------------------------------------------------------
   3,280,000   NYC IDA (Gabrielli Truck Sales)                            8.125           12/01/2017            3,393,849
--------------------------------------------------------------------------------------------------------------------------
   2,205,000   NYC IDA (Gateway School of NY)                             6.200           11/01/2012            2,098,498
--------------------------------------------------------------------------------------------------------------------------
   2,265,000   NYC IDA (Gateway School of NY)                             6.500           11/01/2019            2,139,610
--------------------------------------------------------------------------------------------------------------------------
   2,175,000   NYC IDA (Good Shepherd Services)                           5.875           06/01/2014            2,022,228
--------------------------------------------------------------------------------------------------------------------------
   1,215,000   NYC IDA (Graphic Artists)                                  8.250           12/30/2023            1,264,851
--------------------------------------------------------------------------------------------------------------------------
     585,000   NYC IDA (Herbert G. Birch Childhood Project)               7.375           02/01/2009              599,970
--------------------------------------------------------------------------------------------------------------------------
   2,195,000   NYC IDA (Herbert G. Birch Childhood Project)               8.375           02/01/2022            2,340,507
--------------------------------------------------------------------------------------------------------------------------
     695,000   NYC IDA (HiTech Res Rec)                                   9.250           08/01/2008              709,609
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC IDA (Holiday Inn/JFK Airport)                          6.000           11/01/2028            4,388,550
--------------------------------------------------------------------------------------------------------------------------
     115,000   NYC IDA (House of Spices)                                  9.000           10/15/2001              115,599
--------------------------------------------------------------------------------------------------------------------------
   2,140,000   NYC IDA (House of Spices)                                  9.250           10/15/2011            2,195,469
--------------------------------------------------------------------------------------------------------------------------
   3,050,000   NYC IDA (Japan Airlines)                                   6.000           11/01/2015            3,194,112
--------------------------------------------------------------------------------------------------------------------------
   6,040,000   NYC IDA (JBFS)                                             6.750           12/15/2012            6,150,290
--------------------------------------------------------------------------------------------------------------------------
   1,605,000   NYC IDA (Julia Gray)                                       7.500           11/01/2020            1,595,996
--------------------------------------------------------------------------------------------------------------------------
     985,000   NYC IDA (Just Bagels Manufacturing)                        8.500           11/01/2016              991,334
--------------------------------------------------------------------------------------------------------------------------
   1,085,000   NYC IDA (Just Bagels Manufacturing)                        8.750           11/01/2026            1,092,204
--------------------------------------------------------------------------------------------------------------------------
   1,675,000   NYC IDA (Koenig Iron Works)                                8.375           12/01/2025            1,763,189
--------------------------------------------------------------------------------------------------------------------------
   2,160,000   NYC IDA (L&M Optical Disc)                                 7.125           11/01/2010            2,166,480
--------------------------------------------------------------------------------------------------------------------------
   3,025,000   NYC IDA (Little Red Schoolhouse)                           6.750           11/01/2018            2,803,177
--------------------------------------------------------------------------------------------------------------------------
     745,000   NYC IDA (Lucky Polyethylene Manufacturing Co.)             7.000           11/01/2009              728,446
--------------------------------------------------------------------------------------------------------------------------
   2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Co.)             7.800           11/01/2024            2,898,831
--------------------------------------------------------------------------------------------------------------------------
   3,400,000   NYC IDA (Marymount Manhattan College)                      7.000           07/01/2023(p)         3,682,642
--------------------------------------------------------------------------------------------------------------------------
  19,335,000   NYC IDA (MediSys Health Network)                           6.250           03/15/2024           18,068,751
--------------------------------------------------------------------------------------------------------------------------
   2,510,000   NYC IDA (Mesorah Publications)                             6.450           02/01/2011            2,499,257
--------------------------------------------------------------------------------------------------------------------------
   4,790,000   NYC IDA (Mesorah Publications)                             6.950           02/01/2021            4,743,202
--------------------------------------------------------------------------------------------------------------------------
   2,275,000   NYC IDA (Morrisons Pastry)                                 6.500           11/01/2019            2,063,607
--------------------------------------------------------------------------------------------------------------------------
   4,800,000   NYC IDA (Nekboh)                                           9.625           05/01/2011            4,884,528
--------------------------------------------------------------------------------------------------------------------------
   9,850,000   NYC IDA (Northwest Airlines)                               6.000           06/01/2027            8,873,274
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (NY Blood Center)                                  7.200           05/01/2012(p)           551,815
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC IDA (NY Blood Center)                                  7.250           05/01/2022(p)         3,314,580
--------------------------------------------------------------------------------------------------------------------------
     575,000   NYC IDA (NY Hostel Co.)                                    6.750           01/01/2004              574,149
--------------------------------------------------------------------------------------------------------------------------
   4,400,000   NYC IDA (NY Hostel Co.)                                    7.600           01/01/2017            4,438,192
--------------------------------------------------------------------------------------------------------------------------
     645,000   NYC IDA (NY Vanities & Manufacturing)                      7.000           11/01/2009              622,941
--------------------------------------------------------------------------------------------------------------------------
   1,405,000   NYC IDA (NY Vanities & Manufacturing)                      7.500           11/01/2019            1,339,358
--------------------------------------------------------------------------------------------------------------------------
   2,030,000   NYC IDA (NYC Outward Bound Center)                         7.250           11/01/2010            2,075,127


25   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  3,435,000   NYC IDA (Ohel Children's Home & Family Services)           8.250%          03/15/2023(p)    $    3,792,206
--------------------------------------------------------------------------------------------------------------------------
     865,000   NYC IDA (Paradise Products)                                7.125           11/01/2007              864,308
--------------------------------------------------------------------------------------------------------------------------
   4,475,000   NYC IDA (Paradise Products)                                8.250           11/01/2022            4,627,060
--------------------------------------------------------------------------------------------------------------------------
   1,380,000   NYC IDA (Petrocelli Electric)                              7.250           11/01/2007            1,396,436
--------------------------------------------------------------------------------------------------------------------------
     390,000   NYC IDA (Petrocelli Electric)                              7.250           11/01/2008              394,871
--------------------------------------------------------------------------------------------------------------------------
   3,780,000   NYC IDA (Petrocelli Electric)                              8.000           11/01/2017            3,896,953
--------------------------------------------------------------------------------------------------------------------------
     940,000   NYC IDA (Petrocelli Electric)                              8.000           11/01/2018              971,161
--------------------------------------------------------------------------------------------------------------------------
  14,200,000   NYC IDA (Polytechnic University)                           6.125           11/01/2030           14,751,812
--------------------------------------------------------------------------------------------------------------------------
     645,000   NYC IDA (Pop Display)                                      6.750           12/30/2014              651,650
--------------------------------------------------------------------------------------------------------------------------
   2,645,000   NYC IDA (Pop Display)                                      7.900           12/30/2014            2,691,393
--------------------------------------------------------------------------------------------------------------------------
   2,240,000   NYC IDA (Precision Gear)                                   6.375           11/01/2024            2,064,541
--------------------------------------------------------------------------------------------------------------------------
   1,910,000   NYC IDA (Precision Gear)                                   6.375           11/01/2024            1,760,390
--------------------------------------------------------------------------------------------------------------------------
     930,000   NYC IDA (Precision Gear)                                   7.625           11/01/2024              931,581
--------------------------------------------------------------------------------------------------------------------------
     815,000   NYC IDA (PRFF)                                             7.000           10/01/2016              834,804
--------------------------------------------------------------------------------------------------------------------------
   1,395,000   NYC IDA (Priority Mailers)                                 9.000           03/01/2010            1,425,313
--------------------------------------------------------------------------------------------------------------------------
     710,000   NYC IDA (Promotional Slideguide)                           7.500           12/01/2010              727,572
--------------------------------------------------------------------------------------------------------------------------
   1,065,000   NYC IDA (Promotional Slideguide)                           7.875           12/01/2015            1,106,950
--------------------------------------------------------------------------------------------------------------------------
     630,000   NYC IDA (Psycho Therapy)                                   9.625           04/01/2010              637,365
--------------------------------------------------------------------------------------------------------------------------
   3,550,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)               6.250           11/01/2014            3,270,899
--------------------------------------------------------------------------------------------------------------------------
   8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)               6.750           11/01/2028            7,752,518
--------------------------------------------------------------------------------------------------------------------------
   2,010,000   NYC IDA (Sahadi Fine Foods)                                6.250           11/01/2009            1,944,373
--------------------------------------------------------------------------------------------------------------------------
   4,085,000   NYC IDA (Sahadi Fine Foods)                                6.750           11/01/2019            3,926,298
--------------------------------------------------------------------------------------------------------------------------
   4,430,000   NYC IDA (Sequins International)                            8.950           01/30/2016            4,581,683
--------------------------------------------------------------------------------------------------------------------------
   3,695,000   NYC IDA (South Bronx Overall Economic Devel.)              8.625           12/01/2025            3,689,568
--------------------------------------------------------------------------------------------------------------------------
   4,255,000   NYC IDA (Special Needs Facilities Pooled Program)          6.650           07/01/2023            3,840,733
--------------------------------------------------------------------------------------------------------------------------
   1,830,000   NYC IDA (Special Needs Facilities Pooled Program)          7.125           08/01/2006            1,828,225
--------------------------------------------------------------------------------------------------------------------------
   7,010,000   NYC IDA (Special Needs Facilities Pooled Program)          7.875           08/01/2025            7,015,468
--------------------------------------------------------------------------------------------------------------------------
   5,115,000   NYC IDA (St. Bernard's School)                             7.000           12/01/2021            5,327,017
--------------------------------------------------------------------------------------------------------------------------
   4,055,000   NYC IDA (St. Christopher Ottilie)                          7.500           07/01/2021            4,137,073
--------------------------------------------------------------------------------------------------------------------------
     585,000   NYC IDA (Streamline Plastics)                              7.750           12/01/2015              598,607
--------------------------------------------------------------------------------------------------------------------------
   1,275,000   NYC IDA (Streamline Plastics)                              8.125           12/01/2025            1,324,419
--------------------------------------------------------------------------------------------------------------------------
     110,000   NYC IDA (Summit School)                                    7.250           12/01/2004              111,320
--------------------------------------------------------------------------------------------------------------------------
   1,485,000   NYC IDA (Summit School)                                    8.250           12/01/2024            1,549,226
--------------------------------------------------------------------------------------------------------------------------
   5,500,000   NYC IDA (Terminal One Group Association)                   6.000           01/01/2019            5,691,400
--------------------------------------------------------------------------------------------------------------------------
   5,525,000   NYC IDA (Terminal One Group Association)                   6.125           01/01/2024            5,771,967
--------------------------------------------------------------------------------------------------------------------------
     495,000   NYC IDA (THR Products Corp.)                               7.250           11/01/2010              493,916
--------------------------------------------------------------------------------------------------------------------------
   1,085,000   NYC IDA (THR Products Corp.)                               8.250           11/01/2020            1,083,383
--------------------------------------------------------------------------------------------------------------------------
  12,250,000   NYC IDA (Touro College)                                    6.350           06/01/2029           11,398,257
--------------------------------------------------------------------------------------------------------------------------
   4,485,000   NYC IDA (Ulano)                                            6.900           11/01/2019            4,346,234
--------------------------------------------------------------------------------------------------------------------------
   1,910,000   NYC IDA (Ultimate Display)                                 9.000           10/15/2011            1,949,365
--------------------------------------------------------------------------------------------------------------------------
  10,470,000   NYC IDA (United Air Lines)                                 5.650           10/01/2032            9,452,107
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (United Nations School)                            6.350           12/01/2015            1,070,540
--------------------------------------------------------------------------------------------------------------------------
   1,720,000   NYC IDA (Urban Health Plan)                                6.250           09/15/2009            1,644,595
--------------------------------------------------------------------------------------------------------------------------
   9,830,000   NYC IDA (Urban Health Plan)                                7.050           09/15/2026            9,065,029


26   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$    205,000   NYC IDA (Utleys)                                           6.625%          11/01/2006       $      201,962
--------------------------------------------------------------------------------------------------------------------------
   1,335,000   NYC IDA (Utleys)                                           7.375           11/01/2023            1,305,029
--------------------------------------------------------------------------------------------------------------------------
   1,070,000   NYC IDA (Van Blarcom Closures)                             7.125           11/01/2007            1,078,945
--------------------------------------------------------------------------------------------------------------------------
   2,965,000   NYC IDA (Van Blarcom Closures)                             8.000           11/01/2017            3,066,818
--------------------------------------------------------------------------------------------------------------------------
   1,125,000   NYC IDA (Visual Display)(a)                                7.250           11/01/2008            1,077,075
--------------------------------------------------------------------------------------------------------------------------
   2,375,000   NYC IDA (Visual Display)(a)                                8.325           11/01/2018            2,257,200
--------------------------------------------------------------------------------------------------------------------------
   1,100,000   NYC IDA (Visy Paper)                                       7.550           01/01/2005            1,123,496
--------------------------------------------------------------------------------------------------------------------------
  10,500,000   NYC IDA (Visy Paper)                                       7.800           01/01/2016           11,026,050
--------------------------------------------------------------------------------------------------------------------------
  34,750,000   NYC IDA (Visy Paper)                                       7.950           01/01/2028           36,497,577
--------------------------------------------------------------------------------------------------------------------------
     715,000   NYC IDA (W & W Jewelers)                                   7.250           02/01/2011              717,038
--------------------------------------------------------------------------------------------------------------------------
   1,555,000   NYC IDA (W & W Jewelers)                                   8.250           02/01/2021            1,561,111
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Westchester Square Medical Center)                8.000           11/01/2010            5,614,392
--------------------------------------------------------------------------------------------------------------------------
   6,160,000   NYC IDA (Westchester Square Medical Center)                8.375           11/01/2015            6,175,585
--------------------------------------------------------------------------------------------------------------------------
   1,660,000   NYC IDA (World Casing Corp.)                               6.700           11/01/2019            1,599,244
--------------------------------------------------------------------------------------------------------------------------
     530,000   NYC Municipal Water Finance Authority                      0.000           06/15/2018              217,814
--------------------------------------------------------------------------------------------------------------------------
     530,000   NYC Municipal Water Finance Authority                      0.000           06/15/2019              204,951
--------------------------------------------------------------------------------------------------------------------------
   6,030,000   NYC Municipal Water Finance Authority                      0.000           06/15/2020            2,195,644
--------------------------------------------------------------------------------------------------------------------------
  19,100,000   NYC Municipal Water Finance Authority                      5.000           06/15/2021           18,616,961
--------------------------------------------------------------------------------------------------------------------------
   9,400,000   NYC Municipal Water Finance Authority                      5.000           06/15/2032            8,926,522
--------------------------------------------------------------------------------------------------------------------------
  20,000,000   NYC Municipal Water Finance Authority                      5.125           06/15/2030           19,469,800
--------------------------------------------------------------------------------------------------------------------------
      75,000   NYC Municipal Water Finance Authority                      5.500           06/15/2023               76,371
--------------------------------------------------------------------------------------------------------------------------
      65,000   NYC Municipal Water Finance Authority                      5.500           06/15/2027               66,468
--------------------------------------------------------------------------------------------------------------------------
  49,200,000   NYC Municipal Water Finance Authority                      5.500           06/15/2033           50,277,480
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYC Municipal Water Finance Authority                      5.750           06/15/2020               41,474
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC Municipal Water Finance Authority CAB                  0.000           06/15/2021            1,384,880
--------------------------------------------------------------------------------------------------------------------------
  12,500,000   NYC Municipal Water Finance Authority IRS                  7.772(f)        06/15/2013           13,156,250
--------------------------------------------------------------------------------------------------------------------------
  30,000,000   NYC Municipal Water Finance Authority IVRC(a)              8.845(f)        06/15/2017           31,572,600
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC Municipal Water Finance Authority LEVRRS               8.335(f)        06/15/2019           10,425,000
--------------------------------------------------------------------------------------------------------------------------
   2,805,000   NYC Municipal Water Finance Authority RITES(a)            11.873(f)        06/15/2027            2,412,749
--------------------------------------------------------------------------------------------------------------------------
  18,240,000   NYC Municipal Water Finance Authority RITES(a)            12.363(f)        06/15/2030           16,306,195
--------------------------------------------------------------------------------------------------------------------------
   4,030,000   NYC Municipal Water Finance Authority RITES(a)            12.373(f)        06/15/2030            3,602,739
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC Municipal Water Finance Authority RITES(a)            12.373(f)        06/15/2030            4,469,900
--------------------------------------------------------------------------------------------------------------------------
   2,150,000   NYC TFA RITES(a)                                          11.863(f)        08/15/2027            1,793,831
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYC TFA, Series B                                          4.750           11/15/2023            9,246,600
--------------------------------------------------------------------------------------------------------------------------
  20,652,099   NYS Certificate of Leasea                                  5.875           01/02/2023           20,658,295
--------------------------------------------------------------------------------------------------------------------------
      35,000   NYS COP (Hanson Redevelopment)                             8.250           11/01/2001               35,625
--------------------------------------------------------------------------------------------------------------------------
      10,000   NYS DA (Bethel Springvale Home)                            6.000           02/01/2035               10,539
--------------------------------------------------------------------------------------------------------------------------
  14,360,000   NYS DA (Buena Vida Nursing Home)                           5.250           07/01/2028           14,061,599
--------------------------------------------------------------------------------------------------------------------------
  20,000,000   NYS DA (Catholic Health Services)                          6.000           07/01/2030           20,941,800
--------------------------------------------------------------------------------------------------------------------------
   8,435,000   NYS DA (Center for Nursing)                                5.550           08/01/2037            8,618,039
--------------------------------------------------------------------------------------------------------------------------
   1,100,000   NYS DA (Chapel Oaks)                                       5.375           07/01/2017            1,114,883
--------------------------------------------------------------------------------------------------------------------------
   2,855,000   NYS DA (Chapel Oaks)                                       5.450           07/01/2026            2,870,931
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYS DA (Concord Nursing Home)                              6.500           07/01/2029            2,714,200
--------------------------------------------------------------------------------------------------------------------------
     525,000   NYS DA (Dept. of Health)                                   5.500           07/01/2021              535,720


27   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  1,250,000   NYS DA (D'Youville College)                                5.250%          07/01/2025       $    1,230,725
--------------------------------------------------------------------------------------------------------------------------
  16,970,000   NYS DA (FHA Insured Mortgage), Series B                    0.000           08/15/2040            1,552,416
--------------------------------------------------------------------------------------------------------------------------
   6,480,000   NYS DA (Frances Schervier Home & Hospital)                 5.500           07/01/2027            6,513,307
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Grace Manor Health Care Facility)                  6.150           07/01/2018            1,070,820
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS DA (Highland Hospital)                                 5.450           08/01/2037            2,023,400
--------------------------------------------------------------------------------------------------------------------------
  12,180,000   NYS DA (Hospital for Special Surgery)                      5.000           02/01/2028           11,609,854
--------------------------------------------------------------------------------------------------------------------------
  10,600,000   NYS DA (Hospital for Special Surgery)                      5.000           02/01/2038            9,934,002
--------------------------------------------------------------------------------------------------------------------------
 140,510,000   NYS DA (Insured Hospital)                                  0.000           08/15/2036           19,699,502
--------------------------------------------------------------------------------------------------------------------------
  38,650,000   NYS DA (Interfaith Medical Center)                         5.400           02/15/2028           38,663,141
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Jones Memorial Hospital)                           5.375           08/01/2034            1,005,010
--------------------------------------------------------------------------------------------------------------------------
      30,000   NYS DA (KMH Homes)                                         6.950           08/01/2031               30,682
--------------------------------------------------------------------------------------------------------------------------
   3,450,000   NYS DA (L.I. University)                                   5.125           09/01/2023            3,382,552
--------------------------------------------------------------------------------------------------------------------------
   1,400,000   NYS DA (L.I. University)                                   5.250           09/01/2028            1,387,876
--------------------------------------------------------------------------------------------------------------------------
      25,000   NYS DA (Lakeside Memorial Hospital)                        6.000           02/01/2021               26,311
--------------------------------------------------------------------------------------------------------------------------
   9,650,000   NYS DA
               (Lutheran Social Services of Upstate NY) RITES(a)          7.878(f)        02/01/2038            9,473,405
--------------------------------------------------------------------------------------------------------------------------
  23,300,000   NYS DA (Menorah Home & Hospital)                           5.150           08/01/2038           22,394,795
--------------------------------------------------------------------------------------------------------------------------
   3,115,000   NYS DA (Menorah Home & Hospital) RITES(a)                 12.243(f)        08/01/2038            2,690,488
--------------------------------------------------------------------------------------------------------------------------
  11,240,000   NYS DA (Mental Health)                                     5.000           02/15/2028           10,773,428
--------------------------------------------------------------------------------------------------------------------------
   4,625,000   NYS DA (Mental Health) RITES(a)                           11.873(f)        02/15/2023            4,041,787
--------------------------------------------------------------------------------------------------------------------------
   3,465,000   NYS DA (Millard Hospital)                                  5.375           02/01/2032            3,480,142
--------------------------------------------------------------------------------------------------------------------------
   3,180,000   NYS DA (Miriam Osborn Memorial Home Association)           6.375           07/01/2029            3,359,002
--------------------------------------------------------------------------------------------------------------------------
   2,430,000   NYS DA (Miriam Osborn Memorial Home Association)           6.875           07/01/2019            2,697,373
--------------------------------------------------------------------------------------------------------------------------
   6,860,000   NYS DA (Miriam Osborn Memorial Home Association)           6.875           07/01/2025            7,578,585
--------------------------------------------------------------------------------------------------------------------------
   9,500,000   NYS DA (Montefiore Medical Center)                         5.500           08/01/2038            9,620,555
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.000           07/01/2013            2,603,975
--------------------------------------------------------------------------------------------------------------------------
   6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.000           07/01/2014            7,035,144
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.500           07/01/2017            3,208,230
--------------------------------------------------------------------------------------------------------------------------
  27,895,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.500           07/01/2025           29,589,900
--------------------------------------------------------------------------------------------------------------------------
  42,630,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.600           07/01/2026           44,293,423
--------------------------------------------------------------------------------------------------------------------------
   8,820,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.625           07/01/2019            9,477,355
--------------------------------------------------------------------------------------------------------------------------
  15,000,000   NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)                                           6.750           07/01/2020           16,270,500
--------------------------------------------------------------------------------------------------------------------------
   2,850,000   NYS DA (Municipal Health Facilities) RITES(a)             11.873(f)        01/15/2023            2,491,755
--------------------------------------------------------------------------------------------------------------------------
  29,440,000   NYS DA (NY & Presbyterian Hospital)                        4.750           08/01/2027           26,773,619
--------------------------------------------------------------------------------------------------------------------------
  15,120,000   NYS DA (NY & Presbyterian Hospital)                        5.000           08/01/2032           14,262,847
--------------------------------------------------------------------------------------------------------------------------
   2,200,000   NYS DA (NY & Presbyterian Hospital)                        6.500           08/01/2034            2,326,676
--------------------------------------------------------------------------------------------------------------------------
   7,000,000   NYS DA (NY Hospital Medical Center)                        5.600           02/15/2039            7,196,140
--------------------------------------------------------------------------------------------------------------------------
  11,698,036   NYS DA (Our Lady of Mercy Medical Center)
               Computer Lease(a)                                          6.200           08/15/2006           11,459,864
--------------------------------------------------------------------------------------------------------------------------
  12,575,000   NYS DA (Rochester General Hospital) RITES(a)               8.579(f)        08/01/2033           13,091,707


28   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  5,000,000   NYS DA (Ryan-Clinton Community Health Center)              6.100%          07/01/2019       $    5,426,400
--------------------------------------------------------------------------------------------------------------------------
     600,000   NYS DA (Sarah Neumann Home)                                5.450           08/01/2027              608,388
--------------------------------------------------------------------------------------------------------------------------
   9,000,000   NYS DA (St. Agnes Hospital)                                5.400           02/15/2025            9,019,710
--------------------------------------------------------------------------------------------------------------------------
   2,400,000   NYS DA (St. Barnabas Hospital)                             5.450           08/01/2035            2,421,912
--------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS DA (St. Clare's Hospital)                              5.300           02/15/2019            1,751,680
--------------------------------------------------------------------------------------------------------------------------
   2,970,000   NYS DA (St. Clare's Hospital)                              5.400           02/15/2025            2,976,504
--------------------------------------------------------------------------------------------------------------------------
   2,580,000   NYS DA (St. James Mercy Hospital)                          5.400           02/01/2038            2,596,951
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   NYS DA (St. Thomas Aquinas College)                        5.250           07/01/2028            1,448,175
--------------------------------------------------------------------------------------------------------------------------
   3,885,000   NYS DA (St. Vincent's Hospital)                            5.300           07/01/2018            3,900,151
--------------------------------------------------------------------------------------------------------------------------
     130,000   NYS DA (St. Vincent's Hospital)                            7.400           08/01/2030              133,011
--------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (State University Educational Facilities)           0.000           05/15/2007               39,151
--------------------------------------------------------------------------------------------------------------------------
   3,315,000   NYS DA (Suffolk County Judicial Facilities)                9.500           04/15/2014            3,797,200
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYS DA (Upstate Community Colleges)                        5.000           07/01/2028            2,383,625
--------------------------------------------------------------------------------------------------------------------------
      50,000   NYS DA (Upstate Community Colleges)                        5.700           07/01/2021               51,277
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   NYS DA (Vassar Brothers)                                   5.375           07/01/2025            1,716,167
--------------------------------------------------------------------------------------------------------------------------
  26,040,000   NYS DA (Wyckoff Heights Medical Center)                    5.300           08/15/2021           25,990,264
--------------------------------------------------------------------------------------------------------------------------
   1,805,000   NYS EFC (Consolidated Water)                               7.150           11/01/2014            1,857,399
--------------------------------------------------------------------------------------------------------------------------
   7,500,000   NYS EFC (NYS Water Services)                               8.375           01/15/2020            7,689,600
--------------------------------------------------------------------------------------------------------------------------
  10,455,000   NYS EFC (Occidental Petroleum)                             5.700           09/01/2028           10,347,209
--------------------------------------------------------------------------------------------------------------------------
  15,300,000   NYS EFC (Occidental Petroleum)                             6.100           11/01/2030           15,370,227
--------------------------------------------------------------------------------------------------------------------------
   7,500,000   NYS EFC (State Clean Water & Drinking Water
               Revolving Funds)                                           5.000           06/15/2027            7,295,775
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYS ERDA (Brooklyn Union Gas)                              8.250           12/01/2018               40,861
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   NYS ERDA (Brooklyn Union Gas) RIBS                         7.792(f)        07/08/2026            1,731,875
--------------------------------------------------------------------------------------------------------------------------
   7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS                         9.116(f)        04/01/2020            8,242,500
--------------------------------------------------------------------------------------------------------------------------
  10,300,000   NYS ERDA (Brooklyn Union Gas) RIBS                        10.537(f)        07/01/2026           12,179,750
--------------------------------------------------------------------------------------------------------------------------
     290,000   NYS ERDA (Con Ed)                                          6.375           12/01/2027              294,338
--------------------------------------------------------------------------------------------------------------------------
   9,205,000   NYS ERDA (Con Ed)                                          7.125           12/01/2029           10,169,132
--------------------------------------------------------------------------------------------------------------------------
   9,350,000   NYS ERDA (Con Ed) RITES(a)                                 7.778(f)        08/15/2020            9,429,662
--------------------------------------------------------------------------------------------------------------------------
  15,000,000   NYS ERDA (LILCO)                                           5.300           11/01/2023           14,662,800
--------------------------------------------------------------------------------------------------------------------------
     300,000   NYS ERDA (LILCO)                                           5.300           10/01/2024              292,344
--------------------------------------------------------------------------------------------------------------------------
  11,740,000   NYS ERDA (LILCO)                                           7.150           09/01/2019           12,302,346
--------------------------------------------------------------------------------------------------------------------------
  12,625,000   NYS ERDA (LILCO)                                           7.150           06/01/2020           13,229,737
--------------------------------------------------------------------------------------------------------------------------
   4,355,000   NYS ERDA (LILCO)                                           7.150           12/01/2020            4,563,604
--------------------------------------------------------------------------------------------------------------------------
   4,180,000   NYS ERDA (LILCO)                                           7.150           02/01/2022            4,380,222
--------------------------------------------------------------------------------------------------------------------------
   3,485,000   NYS ERDA (NIMO) RITES(a)                                  12.473(f)        11/01/2025            3,291,861
--------------------------------------------------------------------------------------------------------------------------
     425,000   NYS ERDA (NYSEG)                                           5.700           12/01/2028              433,279
--------------------------------------------------------------------------------------------------------------------------
      30,000   NYS ERDA (NYSEG)                                           5.950           12/01/2027               30,845
--------------------------------------------------------------------------------------------------------------------------
   3,625,000   NYS ERDA (RG&E) Residual Certificates(a)                  14.800(f)        09/01/2033            4,449,252
--------------------------------------------------------------------------------------------------------------------------
   3,555,000   NYS HFA (Children's Rescue)                                7.625           05/01/2018            3,640,320
--------------------------------------------------------------------------------------------------------------------------
   2,200,000   NYS HFA (Dominican Village)                                6.600           08/15/2027            2,310,352
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (General Hsg.)                                     6.600           11/01/2008               20,240
--------------------------------------------------------------------------------------------------------------------------
  10,405,000   NYS HFA (HELP-Bronx Hsg.)                                  8.050           11/01/2005           10,912,972
--------------------------------------------------------------------------------------------------------------------------
   1,210,000   NYS HFA (HELP-Suffolk Hsg.)                                8.100           11/01/2005            1,269,072
--------------------------------------------------------------------------------------------------------------------------
       2,000   NYS HFA (Hospital & Nursing Home)                          6.875           11/01/2010(p)             2,400


29   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$    205,000   NYS HFA (Hospital & Nursing Home)                          7.000%          11/01/2017(p)    $      243,509
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Meadow Manor)                                     7.750           11/01/2019                5,018
--------------------------------------------------------------------------------------------------------------------------
   9,730,000   NYS HFA (Multifamily Hsg.)                                 0.000           11/01/2014            4,556,072
--------------------------------------------------------------------------------------------------------------------------
  14,590,000   NYS HFA (Multifamily Hsg.)                                 0.000           11/01/2015            6,428,792
--------------------------------------------------------------------------------------------------------------------------
      50,000   NYS HFA (Multifamily Hsg.)                                 0.000           11/01/2016               20,690
--------------------------------------------------------------------------------------------------------------------------
  12,695,000   NYS HFA (Multifamily Hsg.)                                 0.000           11/01/2017            4,940,767
--------------------------------------------------------------------------------------------------------------------------
     745,000   NYS HFA (Multifamily Hsg.)                                 5.250           11/15/2028              719,774
--------------------------------------------------------------------------------------------------------------------------
   1,340,000   NYS HFA (Multifamily Hsg.)                                 5.300           08/15/2024            1,268,216
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   NYS HFA (Multifamily Hsg.)                                 5.300           11/15/2039            1,625,421
--------------------------------------------------------------------------------------------------------------------------
   1,070,000   NYS HFA (Multifamily Hsg.)                                 5.350           08/15/2020            1,064,853
--------------------------------------------------------------------------------------------------------------------------
   2,860,000   NYS HFA (Multifamily Hsg.)                                 5.350           08/15/2031            2,689,115
--------------------------------------------------------------------------------------------------------------------------
   1,135,000   NYS HFA (Multifamily Hsg.)                                 5.400           08/15/2031            1,075,254
--------------------------------------------------------------------------------------------------------------------------
   3,250,000   NYS HFA (Multifamily Hsg.)                                 5.450           08/15/2032            3,236,252
--------------------------------------------------------------------------------------------------------------------------
   2,075,000   NYS HFA (Multifamily Hsg.)                                 5.500           08/15/2030            2,068,879
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS HFA (Multifamily Hsg.)                                 5.500           08/15/2033            2,003,260
--------------------------------------------------------------------------------------------------------------------------
   1,215,000   NYS HFA (Multifamily Hsg.)                                 5.550           08/15/2019            1,205,316
--------------------------------------------------------------------------------------------------------------------------
   1,385,000   NYS HFA (Multifamily Hsg.)                                 5.600           08/15/2019            1,381,773
--------------------------------------------------------------------------------------------------------------------------
   1,255,000   NYS HFA (Multifamily Hsg.)                                 5.650           08/15/2030            1,251,348
--------------------------------------------------------------------------------------------------------------------------
   3,200,000   NYS HFA (Multifamily Hsg.)                                 5.650           08/15/2030            3,190,688
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS HFA (Multifamily Hsg.)                                 5.650           08/15/2031              997,050
--------------------------------------------------------------------------------------------------------------------------
      95,000   NYS HFA (Multifamily Hsg.)                                 5.950           08/15/2024               95,576
--------------------------------------------------------------------------------------------------------------------------
      10,000   NYS HFA (Multifamily Hsg.)                                 6.000           08/15/2027               10,307
--------------------------------------------------------------------------------------------------------------------------
   1,285,000   NYS HFA (Multifamily Hsg.)                                 6.100           11/15/2036            1,335,166
--------------------------------------------------------------------------------------------------------------------------
   4,700,000   NYS HFA (Multifamily Hsg.)                                 6.125           08/15/2038            4,853,737
--------------------------------------------------------------------------------------------------------------------------
      50,000   NYS HFA (Multifamily Hsg.)                                 6.200           08/15/2012               51,480
--------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Multifamily Hsg.)                                 6.200           08/15/2016               26,144
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYS HFA (Multifamily Hsg.)                                 6.250           08/15/2027              104,126
--------------------------------------------------------------------------------------------------------------------------
     930,000   NYS HFA (Multifamily Hsg.)                                 6.250           02/15/2031              968,772
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS HFA (Multifamily Hsg.)                                 6.300           08/15/2026            5,206,900
--------------------------------------------------------------------------------------------------------------------------
     725,000   NYS HFA (Multifamily Hsg.)                                 6.300           02/15/2032              754,101
--------------------------------------------------------------------------------------------------------------------------
   4,100,000   NYS HFA (Multifamily Hsg.)                                 6.350           08/15/2023            4,305,492
--------------------------------------------------------------------------------------------------------------------------
   1,255,000   NYS HFA (Multifamily Hsg.)                                 6.400           11/15/2027            1,320,160
--------------------------------------------------------------------------------------------------------------------------
   2,905,000   NYS HFA (Multifamily Hsg.)                                 6.500           08/15/2024            3,001,737
--------------------------------------------------------------------------------------------------------------------------
   3,240,000   NYS HFA (Multifamily Hsg.)                                 6.700           08/15/2025            3,365,194
--------------------------------------------------------------------------------------------------------------------------
   5,605,000   NYS HFA (Multifamily Hsg.)                                 6.750           11/15/2036            5,889,286
--------------------------------------------------------------------------------------------------------------------------
      75,000   NYS HFA (Multifamily Hsg.)                                 6.950           08/15/2012               77,981
--------------------------------------------------------------------------------------------------------------------------
   5,400,000   NYS HFA (Multifamily Hsg.)                                 7.050           08/15/2024            5,606,496
--------------------------------------------------------------------------------------------------------------------------
   1,511,000   NYS HFA (Multifamily Hsg.)                                 7.450           11/01/2028            1,575,701
--------------------------------------------------------------------------------------------------------------------------
   2,485,000   NYS HFA (Multifamily Hsg.)                                 7.550           11/01/2029            2,510,620
--------------------------------------------------------------------------------------------------------------------------
     130,000   NYS HFA (Multifamily Hsg.)                                 8.000           11/01/2008              133,110
--------------------------------------------------------------------------------------------------------------------------
   2,940,000   NYS HFA (NH&HC) RITES(a)                                  12.189(f)        11/01/2016            3,095,879
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYS HFA (Nonprofit Hsg.)                                   6.400           11/01/2010               40,454
--------------------------------------------------------------------------------------------------------------------------
      25,000   NYS HFA (Nonprofit Hsg.)                                   6.400           11/01/2013               26,033
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Nonprofit Hsg.)                                   6.600           11/01/2010               20,240


30   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$     20,000   NYS HFA (Nonprofit Hsg.)                                   6.600%          11/01/2013       $       20,434
--------------------------------------------------------------------------------------------------------------------------
   2,055,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2009            2,136,686
--------------------------------------------------------------------------------------------------------------------------
   2,220,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2010            2,308,245
--------------------------------------------------------------------------------------------------------------------------
   2,410,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2011            2,505,798
--------------------------------------------------------------------------------------------------------------------------
   2,610,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2012            2,713,748
--------------------------------------------------------------------------------------------------------------------------
   2,830,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2013            2,942,493
--------------------------------------------------------------------------------------------------------------------------
   1,395,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2014            1,450,451
--------------------------------------------------------------------------------------------------------------------------
   1,510,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2015            1,570,023
--------------------------------------------------------------------------------------------------------------------------
   1,630,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2016            1,694,793
--------------------------------------------------------------------------------------------------------------------------
   1,780,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2017            1,850,755
--------------------------------------------------------------------------------------------------------------------------
   1,885,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2018            1,959,929
--------------------------------------------------------------------------------------------------------------------------
   1,155,000   NYS HFA (Nonprofit Hsg.)                                   8.400           11/01/2019            1,200,911
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS HFA (Phillips Village)                                 7.750           08/15/2017            5,343,050
--------------------------------------------------------------------------------------------------------------------------
   3,985,000   NYS HFA (Service Contract)                                 5.375           03/15/2023            4,002,534
--------------------------------------------------------------------------------------------------------------------------
   4,185,000   NYS HFA (Service Contract)                                 5.500           09/15/2022            4,227,227
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYS HFA (Service Contract)                                 5.500           09/15/2022            5,717,992
--------------------------------------------------------------------------------------------------------------------------
   5,525,000   NYS HFA (Service Contract)                                 5.500           03/15/2025            5,622,019
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYS HFA (Service Contract)                                 6.125           03/15/2020                5,422
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS HFA (Service Contract)                                 6.125           03/15/2020               20,854
--------------------------------------------------------------------------------------------------------------------------
     255,000   NYS HFA (Service Contract)                                 6.500           03/15/2025              274,138
--------------------------------------------------------------------------------------------------------------------------
     870,000   NYS HFA (Shorehill Hsg.)(a)                                7.500           05/01/2008              880,083
--------------------------------------------------------------------------------------------------------------------------
   2,120,000   NYS HFA, Series E                                          5.700           08/15/2033            2,134,755
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYS HFA, Series F                                          5.700           08/15/2032              503,480
--------------------------------------------------------------------------------------------------------------------------
      80,000   NYS LGAC                                                   5.500           04/01/2023               81,211
--------------------------------------------------------------------------------------------------------------------------
     470,000   NYS LGSC (SCSB)                                            7.250           12/15/2011              472,256
--------------------------------------------------------------------------------------------------------------------------
     810,000   NYS LGSC (SCSB)(a)                                         7.375           12/15/2016              834,486
--------------------------------------------------------------------------------------------------------------------------
     980,000   NYS LGSC (SCSB)                                            7.750           12/15/2021              986,194
--------------------------------------------------------------------------------------------------------------------------
     335,000   NYS Medcare (Beth Israel Medical Center)                   7.125           11/01/2006              260,211
--------------------------------------------------------------------------------------------------------------------------
   1,495,000   NYS Medcare (Beth Israel Medical Center)                   7.200           11/01/2014            1,150,208
--------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYS Medcare (Central Suffolk Hospital)                     6.125           11/01/2016              769,817
--------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Hospital & Nursing Home)                      5.750           08/15/2019               48,519
--------------------------------------------------------------------------------------------------------------------------
      10,000   NYS Medcare (Hospital & Nursing Home)                      6.200           08/15/2022               10,326
--------------------------------------------------------------------------------------------------------------------------
      95,000   NYS Medcare (Hospital & Nursing Home)                      6.200           02/15/2023               98,576
--------------------------------------------------------------------------------------------------------------------------
      60,000   NYS Medcare (Hospital & Nursing Home)                      6.375           08/15/2029               65,580
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS Medcare (Hospital & Nursing Home)                      6.375           08/15/2033            1,038,580
--------------------------------------------------------------------------------------------------------------------------
      30,000   NYS Medcare (Hospital & Nursing Home)                      6.500           02/15/2019               31,304
--------------------------------------------------------------------------------------------------------------------------
   2,015,000   NYS Medcare (Hospital & Nursing Home)                      6.500           02/15/2034            2,120,445
--------------------------------------------------------------------------------------------------------------------------
  12,230,000   NYS Medcare (Hospital & Nursing Home)                      6.650           08/15/2032           12,806,400
--------------------------------------------------------------------------------------------------------------------------
   4,560,000   NYS Medcare (Hospital & Nursing Home)                      7.400           11/01/2016            4,753,800
--------------------------------------------------------------------------------------------------------------------------
   1,745,000   NYS Medcare (Hospital & Nursing Home)                      9.000           02/15/2026            1,790,196
--------------------------------------------------------------------------------------------------------------------------
   4,790,000   NYS Medcare (Hospital & Nursing Home)                      9.375           11/01/2016            5,135,359
--------------------------------------------------------------------------------------------------------------------------
   2,660,000   NYS Medcare (Hospital & Nursing Home)                     10.000           11/01/2006            2,836,092
--------------------------------------------------------------------------------------------------------------------------
      70,000   NYS Medcare (Insured Mortgage Nursing)                     6.500           11/01/2015               74,080
--------------------------------------------------------------------------------------------------------------------------
   1,650,000   NYS Medcare (M.G. Nursing Home)                            6.375           02/15/2035            1,756,145


31   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$    630,000   NYS Medcare (Mental Health)                                0.000%          08/15/2018       $      169,835
--------------------------------------------------------------------------------------------------------------------------
     250,000   NYS Medcare (Mental Health)                                5.500           08/15/2024              254,215
--------------------------------------------------------------------------------------------------------------------------
     140,000   NYS Medcare (Mental Health)                                8.875           08/15/2007              145,432
--------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (Montefiore Medical Center)                    5.750           02/15/2025               25,816
--------------------------------------------------------------------------------------------------------------------------
      25,000   NYS Medcare (Secured Hospital)                             6.250           02/15/2024               26,182
--------------------------------------------------------------------------------------------------------------------------
  22,000,000   NYS Medcare (St. Luke's Hospital) IVRC(a)                  8.422(f)        02/15/2029           22,958,760
--------------------------------------------------------------------------------------------------------------------------
   8,400,000   NYS Medcare (St. Luke's Hospital) RITES(a)                 8.510(f)        02/15/2029            8,775,480
--------------------------------------------------------------------------------------------------------------------------
  12,500,000   NYS Medcare (St. Luke's Hospital) RITES(a)                 8.530(f)        02/15/2029           13,058,750
--------------------------------------------------------------------------------------------------------------------------
   5,750,000   NYS Medcare (St. Luke's Hospital) RITES(a)                 8.579(f)        02/15/2029            6,007,025
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS Medcare (St. Luke's Hospital) RITES(a)                 8.579(f)        02/15/2029           10,447,000
--------------------------------------------------------------------------------------------------------------------------
   5,925,000   NYS Medcare RITES(a)                                       7.778(f)        02/15/2019            5,965,231
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS Medcare RITES(a)                                       8.028(f)        02/15/2025           10,177,900
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS Thruway Authority                                      0.000           01/01/2003              950,440
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYS Thruway Authority                                      0.000           01/01/2004            1,824,240
--------------------------------------------------------------------------------------------------------------------------
     260,000   NYS Thruway Authority                                      0.000           01/01/2005              227,037
--------------------------------------------------------------------------------------------------------------------------
  25,000,000   NYS Thruway Authority Convertible INFLOS                   6.495(f)        01/01/2024           23,156,250
--------------------------------------------------------------------------------------------------------------------------
   7,140,000   NYS Thruway Authority RITES(a)                            11.863(f)        01/01/2025            6,088,849
--------------------------------------------------------------------------------------------------------------------------
      15,000   NYS UDC (Correctional Facilities)                          0.000           01/01/2003               14,301
--------------------------------------------------------------------------------------------------------------------------
     900,000   NYS UDC (Correctional Facilities)                          0.000           01/01/2008              677,421
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYS UDC (Correctional Facilities)                          0.000           01/01/2013                2,902
--------------------------------------------------------------------------------------------------------------------------
   9,550,000   NYS UDC (Correctional Facilities)                          5.000           01/01/2028            9,170,770
--------------------------------------------------------------------------------------------------------------------------
   5,590,000   NYS UDC (Correctional Facilities)                          5.375           01/01/2025            5,611,298
--------------------------------------------------------------------------------------------------------------------------
 104,870,000   NYS UDC (South Mall) CAB                                   0.000           01/01/2011           60,704,000
--------------------------------------------------------------------------------------------------------------------------
      80,000   NYS UDC (South Mall) CAB                                   0.000           01/01/2011               47,268
--------------------------------------------------------------------------------------------------------------------------
     345,000   NYS UDC (South Mall) CAB                                   0.000           01/01/2011              203,843
--------------------------------------------------------------------------------------------------------------------------
   5,480,000   Oneida County IDA (Bonide Products)                        6.250           11/01/2018            5,214,549
--------------------------------------------------------------------------------------------------------------------------
   1,085,000   Oneida County IDA (Mobile Climate Control)                 8.000           11/01/2008            1,133,966
--------------------------------------------------------------------------------------------------------------------------
   2,825,000   Oneida County IDA (Mobile Climate Control)                 8.750           11/01/2018            2,949,131
--------------------------------------------------------------------------------------------------------------------------
     450,000   Oneida County IDA
               (Mohawk Valley Handicapped Services)                       5.300           03/15/2019              430,295
--------------------------------------------------------------------------------------------------------------------------
     740,000   Oneida County IDA
               (Mohawk Valley Handicapped Services)                       5.350           03/15/2029              689,769
--------------------------------------------------------------------------------------------------------------------------
   1,190,000   Oneida County IDA (Presbyterian Home)                      5.250           03/01/2019            1,162,463
--------------------------------------------------------------------------------------------------------------------------
   1,015,000   Oneida County IDA (Presbyterian Home)                      6.100           06/01/2020            1,084,497
--------------------------------------------------------------------------------------------------------------------------
      25,000   Oneida Healthcare Corp.                                    7.100           08/01/2011               25,572
--------------------------------------------------------------------------------------------------------------------------
     170,000   Oneida Healthcare Corp.                                    7.200           08/01/2031              173,852
--------------------------------------------------------------------------------------------------------------------------
     570,000   Onondaga County IDA (Coltec Industries)                    7.250           06/01/2008              576,897
--------------------------------------------------------------------------------------------------------------------------
     770,000   Onondaga County IDA (Coltec Industries)                    9.875           10/01/2010              797,181
--------------------------------------------------------------------------------------------------------------------------
   1,715,000   Onondaga County IDA (Community General Hospital)           5.500           11/01/2018            1,299,335
--------------------------------------------------------------------------------------------------------------------------
   8,345,000   Onondaga County IDA (Community General Hospital)           6.625           01/01/2018            7,214,753
--------------------------------------------------------------------------------------------------------------------------
   1,430,000   Onondaga County IDA (Gear Motion)                          8.900           12/15/2011            1,444,372
--------------------------------------------------------------------------------------------------------------------------
   6,500,000   Onondaga County IDA (Solvay Paperboard)                    6.800           11/01/2014            6,595,095
--------------------------------------------------------------------------------------------------------------------------
  45,400,000   Onondaga County IDA (Solvay Paperboard)                    7.000           11/01/2030           45,952,064
--------------------------------------------------------------------------------------------------------------------------
     750,000   Onondaga County IDA (Syracuse Home)                        5.200           12/01/2018              729,788
--------------------------------------------------------------------------------------------------------------------------
  24,040,000   Onondaga County Res Rec                                    6.875           05/01/2006           24,794,375


32   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$ 68,705,000   Onondaga County Res Rec                                    7.000%          05/01/2015       $   70,547,668
--------------------------------------------------------------------------------------------------------------------------
     906,000   Ontario County IDA (Ontario Design)                        6.500           11/01/2005              921,746
--------------------------------------------------------------------------------------------------------------------------
   2,705,000   Orange County IDA (Glen Arden)                             5.625           01/01/2018            2,397,496
--------------------------------------------------------------------------------------------------------------------------
   5,590,000   Orange County IDA (Glen Arden)                             5.700           01/01/2028            4,649,650
--------------------------------------------------------------------------------------------------------------------------
  22,450,000   Orange County IDA (Glen Arden)                             8.875           01/01/2025(p)        26,685,866
--------------------------------------------------------------------------------------------------------------------------
   7,600,000   Orange County IDA (Kingston Manufacturing)(a)              8.000           11/01/2017            7,119,072
--------------------------------------------------------------------------------------------------------------------------
     495,000   Orange County IDA (Mental Retardation Project)             7.800           07/01/2011              505,266
--------------------------------------------------------------------------------------------------------------------------
   8,000,000   Orange County IDA (Tuxedo Place)                           7.000           08/01/2032            7,021,040
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Orange County IDA (Tuxedo Place)                           7.000           08/01/2033            2,191,900
--------------------------------------------------------------------------------------------------------------------------
   2,755,000   Oswego County IDA (Bishop's Common)                        5.375           02/01/2049            2,759,573
--------------------------------------------------------------------------------------------------------------------------
   3,260,000   Oswego County IDA (Seneca Hill Manor)                      5.650           08/01/2037            3,352,649
--------------------------------------------------------------------------------------------------------------------------
   2,970,000   Otsego County IDA (Bassett Healthcare Project)             5.350           11/01/2020            2,993,433
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Otsego County IDA (Hartwick College)                       5.500           07/01/2019            3,037,980
--------------------------------------------------------------------------------------------------------------------------
  11,400,000   Peekskill IDA (Drum Hill)                                  6.375           10/01/2028            9,989,364
--------------------------------------------------------------------------------------------------------------------------
     827,716   Peekskill IDA (Karta)                                      9.000           07/01/2010              841,340
--------------------------------------------------------------------------------------------------------------------------
   1,055,000   Pilgrim Village HDC (Multifamily Hsg.)                     6.800           02/01/2021            1,056,150
--------------------------------------------------------------------------------------------------------------------------
      10,000   Port Authority NY/NJ (JFK International Air Terminal)      5.750           12/01/2025               10,388
--------------------------------------------------------------------------------------------------------------------------
     485,000   Port Authority NY/NJ (KIAC)                                6.750           10/01/2019              504,352
--------------------------------------------------------------------------------------------------------------------------
   7,690,000   Port Authority NY/NJ (US Airways)                          9.000           12/01/2006            7,971,454
--------------------------------------------------------------------------------------------------------------------------
   1,245,000   Port Authority NY/NJ (US Airways)                          9.000           12/01/2010            1,290,567
--------------------------------------------------------------------------------------------------------------------------
  26,825,000   Port Authority NY/NJ (US Airways)                          9.125           12/01/2015           27,822,890
--------------------------------------------------------------------------------------------------------------------------
      15,000   Port Authority NY/NJ, 74th Series                          6.750           08/01/2026               15,191
--------------------------------------------------------------------------------------------------------------------------
      85,000   Port Authority NY/NJ, 76th Series                          6.500           11/01/2026               86,524
--------------------------------------------------------------------------------------------------------------------------
     125,000   Port Authority NY/NJ, 76th Series                          6.500           11/01/2026              127,421
--------------------------------------------------------------------------------------------------------------------------
      55,000   Portchester CDC (Southport)                                7.300           08/01/2011               55,075
--------------------------------------------------------------------------------------------------------------------------
      25,000   Portchester CDC (Southport)                                7.375           08/01/2022               25,034
--------------------------------------------------------------------------------------------------------------------------
   2,755,000   Poughkeepsie IDA
               (Eastman & Bixby Redevelopment Corp.)                      6.000           08/01/2032            2,870,930
--------------------------------------------------------------------------------------------------------------------------
   1,990,000   Putnam County IDA (Brewster Plastics)                      8.500           12/01/2016            2,080,983
--------------------------------------------------------------------------------------------------------------------------
      10,000   Rensselaer Hsg. Authority (Renwyck)                        7.650           01/01/2011               10,613
--------------------------------------------------------------------------------------------------------------------------
  20,000,000   Rensselaer Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                           6.900           06/01/2024           20,205,600
--------------------------------------------------------------------------------------------------------------------------
  20,990,000   Rochester Hsg. Authority (Crossroads Apartments)           7.700           01/01/2017           23,031,068
--------------------------------------------------------------------------------------------------------------------------
   6,790,000   Rochester Museum & Science Center                          6.125           12/01/2015            6,483,364
--------------------------------------------------------------------------------------------------------------------------
   2,090,000   Rockland County IDA (Dominican College)                    5.900           05/01/2010            1,867,143
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   Rockland County IDA (Dominican College)                    6.250           05/01/2028            4,194,000
--------------------------------------------------------------------------------------------------------------------------
   2,090,000   Rockland County IDA (Dominican College)                    8.000           03/01/2013(p)         2,295,029
--------------------------------------------------------------------------------------------------------------------------
   1,395,000   Saratoga County IDA (ARC)                                  8.400           03/01/2013            1,455,236
   1,635,000   Schenectady IDA (Schaffer Heights Hsg.)                    6.000           11/01/2030            1,711,175
--------------------------------------------------------------------------------------------------------------------------
     419,000   Schroon Lake Fire District(a)                              7.250           03/01/2009              422,985
--------------------------------------------------------------------------------------------------------------------------
     175,000   Scotia Hsg. Authority (Holyrood House)                     7.000           06/01/2009              182,495
--------------------------------------------------------------------------------------------------------------------------
      45,000   SONYMA, Series 24                                          6.125           10/01/2030               47,041
--------------------------------------------------------------------------------------------------------------------------
      25,000   SONYMA, Series 27                                          6.450           04/01/2004               25,701
--------------------------------------------------------------------------------------------------------------------------
   4,445,000   SONYMA, Series 28                                          6.650           04/01/2022            4,483,316
--------------------------------------------------------------------------------------------------------------------------
   4,570,000   SONYMA, Series 28                                          7.050           10/01/2023            4,698,280
--------------------------------------------------------------------------------------------------------------------------
   8,125,000   SONYMA, Series 29                                          5.400           10/01/2022            8,126,625


33   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  2,450,000   SONYMA, Series 29                                          5.450%          04/01/2031       $    2,446,913
--------------------------------------------------------------------------------------------------------------------------
      10,000   SONYMA, Series 30-A                                        4.375           10/01/2023               10,044
--------------------------------------------------------------------------------------------------------------------------
  18,020,000   SONYMA, Series 30-B                                        6.650           10/01/2025           18,350,307
--------------------------------------------------------------------------------------------------------------------------
      15,000   SONYMA, Series 30-C2                                       5.800           10/01/2025               15,252
--------------------------------------------------------------------------------------------------------------------------
  11,510,000   SONYMA, Series 36-A                                        6.625           04/01/2025           12,074,796
--------------------------------------------------------------------------------------------------------------------------
  12,310,000   SONYMA, Series 38 RITES(a)                                 9.208(f)        04/01/2025           12,645,940
--------------------------------------------------------------------------------------------------------------------------
     955,000   SONYMA, Series 40-A                                        6.350           04/01/2021              989,743
--------------------------------------------------------------------------------------------------------------------------
   7,060,000   SONYMA, Series 40-A                                        6.700           04/01/2025            7,355,814
--------------------------------------------------------------------------------------------------------------------------
      75,000   SONYMA, Series 40-B                                        6.400           10/01/2012               78,395
--------------------------------------------------------------------------------------------------------------------------
   5,885,000   SONYMA, Series 40-B                                        6.600           04/01/2025            6,160,948
--------------------------------------------------------------------------------------------------------------------------
  13,605,000   SONYMA, Series 42                                          6.650           04/01/2026           14,132,466
--------------------------------------------------------------------------------------------------------------------------
     110,000   SONYMA, Series 42                                          6.650           04/01/2026              114,763
--------------------------------------------------------------------------------------------------------------------------
     100,000   SONYMA, Series 46                                          6.500           04/01/2013              106,579
--------------------------------------------------------------------------------------------------------------------------
      65,000   SONYMA, Series 46                                          6.600           10/01/2019               68,531
--------------------------------------------------------------------------------------------------------------------------
  21,695,000   SONYMA, Series 46                                          6.650           10/01/2025           22,679,736
--------------------------------------------------------------------------------------------------------------------------
   5,955,000   SONYMA, Series 50                                          6.625           04/01/2025            6,235,719
--------------------------------------------------------------------------------------------------------------------------
     100,000   SONYMA, Series 54                                          6.100           10/01/2015              105,190
--------------------------------------------------------------------------------------------------------------------------
      55,000   SONYMA, Series 54                                          6.200           10/01/2026               57,312
--------------------------------------------------------------------------------------------------------------------------
      45,000   SONYMA, Series 54                                          6.200           10/01/2026               46,995
--------------------------------------------------------------------------------------------------------------------------
   5,920,000   SONYMA, Series 58                                          6.400           04/01/2027            6,259,275
--------------------------------------------------------------------------------------------------------------------------
     160,000   SONYMA, Series 60                                          6.000           10/01/2022              166,360
--------------------------------------------------------------------------------------------------------------------------
   9,265,000   SONYMA, Series 60                                          6.050           04/01/2026            9,636,063
--------------------------------------------------------------------------------------------------------------------------
      15,000   SONYMA, Series 63                                          6.125           04/01/2027               15,671
--------------------------------------------------------------------------------------------------------------------------
  10,110,000   SONYMA, Series 65                                          5.850           10/01/2028           10,395,911
--------------------------------------------------------------------------------------------------------------------------
  19,525,000   SONYMA, Series 67                                          5.800           10/01/2028           20,085,758
--------------------------------------------------------------------------------------------------------------------------
   3,295,000   SONYMA, Series 69                                          5.400           10/01/2019            3,306,038
--------------------------------------------------------------------------------------------------------------------------
   4,670,000   SONYMA, Series 69 RITES(a)                                 8.209(f)        10/01/2028            4,694,798
--------------------------------------------------------------------------------------------------------------------------
  10,150,000   SONYMA, Series 71 RITES(a)                                 8.009(f)        04/01/2029           10,135,790
--------------------------------------------------------------------------------------------------------------------------
   5,500,000   SONYMA, Series 73 RITES(a)                                12.866(f)        10/01/2028            5,087,830
--------------------------------------------------------------------------------------------------------------------------
   1,675,000   SONYMA, Series 73-A                                        5.300           10/01/2028            1,643,594
--------------------------------------------------------------------------------------------------------------------------
  10,830,000   SONYMA, Series 79                                          5.300           04/01/2029           10,686,503
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   SONYMA, Series 88                                          6.250           04/01/2030            1,050,220
--------------------------------------------------------------------------------------------------------------------------
   5,250,000   SONYMA, Series 97                                          5.400           10/01/2021            5,245,695
--------------------------------------------------------------------------------------------------------------------------
      10,000   SONYMA, Series QQ                                          7.700           10/01/2012               10,106
--------------------------------------------------------------------------------------------------------------------------
       5,000   SONYMA, Series TT                                          6.950           10/01/2002                5,100
--------------------------------------------------------------------------------------------------------------------------
   2,370,000   St. Lawrence County IDA (Clarkson University)              5.500           07/01/2029            2,370,901
--------------------------------------------------------------------------------------------------------------------------
   2,805,000   St. Lawrence County IDA (Hepburn Medical Center)           5.375           12/01/2019            2,818,212
--------------------------------------------------------------------------------------------------------------------------
   3,595,000   St. Lawrence County IDA (Hepburn Medical Center)           5.500           12/01/2024            3,630,339
--------------------------------------------------------------------------------------------------------------------------
     450,000   Suffolk County IDA (ALIA--ACLD)                            6.375           06/01/2014              427,671
--------------------------------------------------------------------------------------------------------------------------
   1,310,000   Suffolk County IDA (ALIA--ACLD)                            6.500           03/01/2018            1,237,177
--------------------------------------------------------------------------------------------------------------------------
     830,000   Suffolk County IDA (ALIA--ACLD)                            7.500           09/01/2015              856,726
--------------------------------------------------------------------------------------------------------------------------
     380,000   Suffolk County IDA (ALIA--ADD)                             6.950           12/01/2014              379,001
--------------------------------------------------------------------------------------------------------------------------
     580,000   Suffolk County IDA (ALIA--ADD)                             7.500           09/01/2015              598,676
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Suffolk County IDA (ALIA--DDI)(a)                          6.375           06/01/2014            1,900,760


34   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$    815,000   Suffolk County IDA (ALIA--DDI)(a)                          6.950%          12/01/2014       $      812,857
--------------------------------------------------------------------------------------------------------------------------
   1,030,000   Suffolk County IDA (ALIA--DDI)(a)                          7.500           09/01/2015              946,601
--------------------------------------------------------------------------------------------------------------------------
     985,000   Suffolk County IDA (ALIA--FREE)                            6.375           06/01/2014              936,124
--------------------------------------------------------------------------------------------------------------------------
   2,360,000   Suffolk County IDA (ALIA--FREE)                            6.950           12/01/2014            2,353,793
--------------------------------------------------------------------------------------------------------------------------
     795,000   Suffolk County IDA (ALIA--IGHL)                            6.375           06/01/2014              755,552
--------------------------------------------------------------------------------------------------------------------------
     805,000   Suffolk County IDA (ALIA--IGHL)                            6.950           12/01/2014              802,883
--------------------------------------------------------------------------------------------------------------------------
     350,000   Suffolk County IDA (ALIA--IGHL)                            7.500           09/01/2015              361,270
--------------------------------------------------------------------------------------------------------------------------
     470,000   Suffolk County IDA (ALIA--L.I. Head Injury Association)    6.375           06/01/2014              446,679
--------------------------------------------------------------------------------------------------------------------------
     960,000   Suffolk County IDA (ALIA--L.I. Head Injury Association)    6.950           12/01/2014              957,475
--------------------------------------------------------------------------------------------------------------------------
     340,000   Suffolk County IDA (ALIA--L.I. Head Injury Association)    7.500           09/01/2015              350,948
--------------------------------------------------------------------------------------------------------------------------
     775,000   Suffolk County IDA (ALIA--MCH)                             6.375           06/01/2014              736,545
--------------------------------------------------------------------------------------------------------------------------
   2,440,000   Suffolk County IDA (ALIA--MCH)                             6.950           12/01/2014            2,433,583
--------------------------------------------------------------------------------------------------------------------------
     890,000   Suffolk County IDA (ALIA--NYS ARC)                         7.500           09/01/2015              918,658
--------------------------------------------------------------------------------------------------------------------------
     575,000   Suffolk County IDA (ALIA--Pederson-Krag Center)            8.375           06/01/2016              576,702
--------------------------------------------------------------------------------------------------------------------------
     630,000   Suffolk County IDA (ALIA--SMCFS)                           7.500           09/01/2015              650,286
--------------------------------------------------------------------------------------------------------------------------
     850,000   Suffolk County IDA (ALIA--Suffolk Hostels)                 7.500           09/01/2015              877,370
--------------------------------------------------------------------------------------------------------------------------
     335,000   Suffolk County IDA (ALIA--UCPAGS)                          6.375           06/01/2014              318,377
--------------------------------------------------------------------------------------------------------------------------
   1,400,000   Suffolk County IDA (ALIA--UCPAGS)                          6.950           12/01/2014            1,396,318
--------------------------------------------------------------------------------------------------------------------------
   1,540,000   Suffolk County IDA (ALIA--UCPAGS)                          7.000           06/01/2016            1,541,555
--------------------------------------------------------------------------------------------------------------------------
     575,000   Suffolk County IDA (ALIA--UCPAGS)                          7.500           09/01/2015              593,515
--------------------------------------------------------------------------------------------------------------------------
     495,000   Suffolk County IDA (ALIA--WORCA)                           6.950           12/01/2014              493,698
--------------------------------------------------------------------------------------------------------------------------
     710,000   Suffolk County IDA (ALIA--WORCA)                           7.500           09/01/2015              732,862
--------------------------------------------------------------------------------------------------------------------------
  23,000,000   Suffolk County IDA (Camelot Village)(a)                    7.900           11/01/2031           20,585,000
--------------------------------------------------------------------------------------------------------------------------
     375,000   Suffolk County IDA (CCSSVD)                                7.000           04/01/2010              377,573
--------------------------------------------------------------------------------------------------------------------------
   2,595,000   Suffolk County IDA (CCSSVD)                                8.000           04/01/2030            2,617,058
--------------------------------------------------------------------------------------------------------------------------
     790,000   Suffolk County IDA
               (Community Programs Center of L.I.)(a)                     6.000           06/01/2009              673,380
--------------------------------------------------------------------------------------------------------------------------
   3,230,000   Suffolk County IDA
               (Community Programs Center of L.I.)(a)                     6.875           06/01/2024            2,720,661
--------------------------------------------------------------------------------------------------------------------------
     350,000   Suffolk County IDA
               (Community Programs Center of L.I.)(a)                     7.250           11/01/2007              298,340
--------------------------------------------------------------------------------------------------------------------------
   1,825,000   Suffolk County IDA
               (Community Programs Center of L.I.)(a)                     8.250           11/01/2022            1,554,316
--------------------------------------------------------------------------------------------------------------------------
   1,390,000   Suffolk County IDA (DDI)(a)                                6.250           03/01/2009            1,247,039
--------------------------------------------------------------------------------------------------------------------------
   5,270,000   Suffolk County IDA (DDI)(a)                                7.250           03/01/2024            4,466,009
--------------------------------------------------------------------------------------------------------------------------
     510,000   Suffolk County IDA (DDI)(a)                                7.375           03/01/2003              505,048
--------------------------------------------------------------------------------------------------------------------------
   9,675,000   Suffolk County IDA (DDI)(a)                                8.750           03/01/2023            9,511,783
--------------------------------------------------------------------------------------------------------------------------
   2,445,000   Suffolk County IDA (Dowling College)                       6.625           06/01/2024            2,228,422
--------------------------------------------------------------------------------------------------------------------------
   3,115,000   Suffolk County IDA (Dowling College)                       6.700           12/01/2020            2,911,653
--------------------------------------------------------------------------------------------------------------------------
     305,000   Suffolk County IDA (Federation of Organizations)           7.625           04/01/2010              308,742
--------------------------------------------------------------------------------------------------------------------------
   2,195,000   Suffolk County IDA (Federation of Organizations)           8.125           04/01/2030            2,228,188
--------------------------------------------------------------------------------------------------------------------------
     445,000   Suffolk County IDA (Fil-Coil Corp.)(a,b,d)                 9.000           12/01/2015              356,000
--------------------------------------------------------------------------------------------------------------------------
   1,060,000   Suffolk County IDA (Fil-Coil Corp.)(a,b,d)                 9.250           12/01/2025              848,000
--------------------------------------------------------------------------------------------------------------------------
   3,860,000   Suffolk County IDA (Huntington First Aid Squad)            6.650           11/01/2017            3,680,124
--------------------------------------------------------------------------------------------------------------------------
   3,250,000   Suffolk County IDA (Jefferson's Ferry)                     6.125           11/01/2029            3,213,600


35   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$  6,500,000   Suffolk County IDA (Jefferson's Ferry)                     7.200%          11/01/2019       $    6,778,200
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Suffolk County IDA (Jefferson's Ferry)                     7.250           11/01/2028           10,427,000
--------------------------------------------------------------------------------------------------------------------------
     135,000   Suffolk County IDA (Microwave Power)                       7.750           06/30/2002              135,711
--------------------------------------------------------------------------------------------------------------------------
   4,320,000   Suffolk County IDA (Microwave Power)                       8.500           06/30/2022            4,537,469
--------------------------------------------------------------------------------------------------------------------------
   3,500,000   Suffolk County IDA
               (Nissequogue Cogeneration Partners)                        5.300           01/01/2013            3,242,225
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Suffolk County IDA
               (Nissequogue Cogeneration Partners)                        5.500           01/01/2023            2,224,450
--------------------------------------------------------------------------------------------------------------------------
     715,000   Suffolk County IDA (OBPWC)                                 7.500           11/01/2022              740,611
--------------------------------------------------------------------------------------------------------------------------
   1,600,000   Suffolk County IDA
               (Peconic Landing Retirement Home)                          8.000           10/01/2030            1,601,440
--------------------------------------------------------------------------------------------------------------------------
     355,000   Suffolk County IDA (Pederson-Krag Center)                  7.625           04/01/2010              359,356
--------------------------------------------------------------------------------------------------------------------------
   2,545,000   Suffolk County IDA (Pederson-Krag Center)                  8.125           04/01/2030            2,583,480
--------------------------------------------------------------------------------------------------------------------------
     290,000   Suffolk County IDA (Rainbow Chimes)                        7.000           05/01/2007              288,944
--------------------------------------------------------------------------------------------------------------------------
   2,210,000   Suffolk County IDA (Rainbow Chimes)                        8.000           11/01/2024            2,220,586
--------------------------------------------------------------------------------------------------------------------------
   1,670,000   Suffolk County IDA (Rimland Facilities)(a)                 5.062(v)        12/01/2009            1,669,499
--------------------------------------------------------------------------------------------------------------------------
   1,200,000   Suffolk County IDA (Wireless Boulevard Realty)             7.875           12/01/2012            1,269,492
--------------------------------------------------------------------------------------------------------------------------
   4,005,000   Suffolk County IDA (Wireless Boulevard Realty)             8.625           12/01/2026            4,304,374
--------------------------------------------------------------------------------------------------------------------------
   2,810,000   Sunnybrook EHC                                            11.250           12/01/2014            3,000,574
--------------------------------------------------------------------------------------------------------------------------
     525,000   Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                           7.375           11/01/2008              527,021
--------------------------------------------------------------------------------------------------------------------------
   6,995,000   Syracuse Hsg. Authority
               (Loretto Sedgwick Heights Corp.)                           8.500           11/01/2031            7,093,630
--------------------------------------------------------------------------------------------------------------------------
   6,590,000   Syracuse Hsg. Authority (LRRHCF)                           5.800           08/01/2037            6,905,397
--------------------------------------------------------------------------------------------------------------------------
     625,000   Syracuse Hsg. Authority (LRRHCF)                           7.500           08/01/2010              597,663
--------------------------------------------------------------------------------------------------------------------------
     425,000   Syracuse IDA (Anoplate Corp.)                              7.250           11/01/2007              433,339
--------------------------------------------------------------------------------------------------------------------------
   2,195,000   Syracuse IDA (Anoplate Corp.)                              8.000           11/01/2022            2,270,376
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Syracuse IDA (Crouse Irving Health Hospital)(a)            5.375           01/01/2023              569,820
--------------------------------------------------------------------------------------------------------------------------
  28,885,000   Syracuse IDA (James Square)                                0.000           08/01/2025            6,014,724
--------------------------------------------------------------------------------------------------------------------------
     725,000   Syracuse IDA (Jewish Home)                                 7.375           03/01/2021              726,298
--------------------------------------------------------------------------------------------------------------------------
   2,050,000   Syracuse IDA (Jewish Home)                                 7.375           03/01/2031            2,031,407
--------------------------------------------------------------------------------------------------------------------------
   7,050,000   Syracuse IDA (Pavilion on James Senior Hsg.)               7.500           08/01/2030            6,870,507
--------------------------------------------------------------------------------------------------------------------------
   1,150,000   Syracuse IDA (Rockwest Center I)(a)                        8.000           06/01/2013            1,131,313
--------------------------------------------------------------------------------------------------------------------------
     980,000   Syracuse IDA (Rockwest Center II)(a)                       7.625           12/01/2010              539,000
--------------------------------------------------------------------------------------------------------------------------
   1,470,000   Syracuse IDA (Rockwest Center II)(a)                       8.625           12/01/2015              808,500
--------------------------------------------------------------------------------------------------------------------------
   8,085,000   Syracuse IDA (Spectrum Medsystems Corp.)(a)                8.500           11/01/2010            7,569,500
--------------------------------------------------------------------------------------------------------------------------
      25,000   34th Street BID (34th Street Partnership)                  5.500           01/01/2023               25,146
--------------------------------------------------------------------------------------------------------------------------
   3,750,000   Tompkins County IDA (Ithacare Center)                      6.200           02/01/2037            4,006,125
--------------------------------------------------------------------------------------------------------------------------
   2,790,000   Tompkins County IDA (Kendall at Ithaca)                    7.875           06/01/2015            2,863,600
--------------------------------------------------------------------------------------------------------------------------
   5,735,000   Tompkins County IDA (Kendall at Ithaca)                    7.875           06/01/2024            5,896,154
--------------------------------------------------------------------------------------------------------------------------
     190,000   Tompkins Healthcare Corp. (Reconstruction Home)            10.800          02/01/2007              220,645
--------------------------------------------------------------------------------------------------------------------------
      75,000   Tompkins Healthcare Corp. (Reconstruction Home)            10.800          02/01/2028               89,742
--------------------------------------------------------------------------------------------------------------------------
     710,000   Tonawanda SCHC                                             6.500           12/01/2010              706,500
--------------------------------------------------------------------------------------------------------------------------
   2,005,000   TSASC, Inc. (TFABs)                                        6.000           07/15/2020            2,070,584
--------------------------------------------------------------------------------------------------------------------------
   1,940,000   TSASC, Inc. (TFABs)                                        6.000           07/15/2021            2,003,457


36   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$ 15,000,000   TSASC, Inc. (TFABs)                                        6.250%          07/15/2027       $   15,678,600
--------------------------------------------------------------------------------------------------------------------------
  12,875,000   TSASC, Inc. (TFABs)                                        6.250           07/15/2034           13,411,115
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   TSASC, Inc. (TFABs)                                        6.375           07/15/2039            2,100,800
--------------------------------------------------------------------------------------------------------------------------
  11,970,000   TSASC, Inc. (TFABs) RITES(a)                              15.693(f)        07/15/2034           14,382,913
--------------------------------------------------------------------------------------------------------------------------
  30,875,000   TSASC, Inc. (TFABs) RITES(a)                              16.193(f)        07/15/2039           36,018,158
--------------------------------------------------------------------------------------------------------------------------
      60,000   Tupper Lake HDC                                            8.125           10/01/2010               60,190
--------------------------------------------------------------------------------------------------------------------------
     995,000   UCP/HCA of Chemung County                                  6.600           08/01/2022            1,120,589
--------------------------------------------------------------------------------------------------------------------------
   4,870,000   UFA Devel. Corp. (Loretto-Utica Corp.)                     5.950           07/01/2035            4,882,467
--------------------------------------------------------------------------------------------------------------------------
     725,000   Ulster County IDA (Benedictine Hospital)                   6.400           06/01/2014              666,413
--------------------------------------------------------------------------------------------------------------------------
   1,945,000   Ulster County IDA (Benedictine Hospital)                   6.450           06/01/2024            1,707,574
--------------------------------------------------------------------------------------------------------------------------
     170,000   Ulster County IDA (Brooklyn Bottling)                      7.800           06/30/2002              170,823
--------------------------------------------------------------------------------------------------------------------------
   1,915,000   Ulster County IDA (Brooklyn Bottling)                      8.600           06/30/2022            1,984,917
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Ulster County IDA (Kingston Hospital)                      5.650           11/15/2024            3,971,480
--------------------------------------------------------------------------------------------------------------------------
   1,465,000   Ulster County IDA (Mid-Hsg. Family Health)                 5.350           07/01/2023            1,453,573
--------------------------------------------------------------------------------------------------------------------------
   2,250,000   Ulster County Res Rec                                      6.000           03/01/2014            2,331,518
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Ulster County Tobacco Asset Securitization Corp.           0.000(v)        06/01/2025            1,656,400
--------------------------------------------------------------------------------------------------------------------------
   1,635,000   Ulster County Tobacco Asset Securitization Corp.           0.000(v)        06/01/2040              933,487
--------------------------------------------------------------------------------------------------------------------------
     765,000   Ulster County Tobacco Asset Securitization Corp.           6.000           06/01/2040              773,813
--------------------------------------------------------------------------------------------------------------------------
   2,470,000   Union Hsg. Authority (Methodist Homes)                     7.625           11/01/2016            2,566,898
--------------------------------------------------------------------------------------------------------------------------
     150,000   Union Hsg. Authority (Methodist Homes)                     8.350           04/01/2002              152,514
--------------------------------------------------------------------------------------------------------------------------
   2,010,000   Union Hsg. Authority (Methodist Homes)                     8.500           04/01/2012            2,125,997
--------------------------------------------------------------------------------------------------------------------------
  12,005,000   United Nations Devel. Corp., Series B                      5.600           07/01/2026           12,005,840
--------------------------------------------------------------------------------------------------------------------------
  17,150,000   United Nations Devel. Corp., Series C                      5.600           07/01/2026           17,151,029
--------------------------------------------------------------------------------------------------------------------------
      50,000   Utica GO                                                   5.800           12/01/2001               50,246
--------------------------------------------------------------------------------------------------------------------------
     100,000   Utica GO                                                   5.900           12/01/2002              101,497
--------------------------------------------------------------------------------------------------------------------------
     580,000   Utica GO                                                   6.000           01/15/2006              595,364
--------------------------------------------------------------------------------------------------------------------------
     500,000   Utica GO                                                   6.100           01/15/2013              533,545
--------------------------------------------------------------------------------------------------------------------------
     500,000   Utica GO                                                   6.200           01/15/2014              534,390
--------------------------------------------------------------------------------------------------------------------------
     560,000   Utica GO                                                   6.250           01/15/2007              582,394
--------------------------------------------------------------------------------------------------------------------------
     500,000   Utica GO                                                   6.250           01/15/2015              533,175
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Utica IDA (Utica College)                                  5.750           08/01/2028            2,890,320
--------------------------------------------------------------------------------------------------------------------------
      20,000   Valley Health Devel. Corp.                                 7.850           08/01/2035               20,689
--------------------------------------------------------------------------------------------------------------------------
     950,000   Vigilant EHL (Thomaston Volunteer Fire Dept.)              7.500           11/01/2012              975,270
--------------------------------------------------------------------------------------------------------------------------
   8,440,000   Warren & Washington Counties IDA
               (Adirondack Res Rec)                                       8.000           12/15/2012            8,143,165
--------------------------------------------------------------------------------------------------------------------------
   8,580,000   Warren & Washington Counties IDA
               (Adirondack Res Rec)                                       8.200           12/15/2010            8,403,595
--------------------------------------------------------------------------------------------------------------------------
   8,965,000   Warren & Washington Counties IDA
               (Adirondack Res Rec)                                       8.200           12/15/2010            8,800,492
--------------------------------------------------------------------------------------------------------------------------
     100,000   Watervliet EHC                                             8.000           11/15/2003              100,312
--------------------------------------------------------------------------------------------------------------------------
      95,000   Watervliet EHC                                             8.000           11/15/2004               95,306
--------------------------------------------------------------------------------------------------------------------------
      95,000   Watervliet EHC                                             8.000           11/15/2005               95,236
--------------------------------------------------------------------------------------------------------------------------
     100,000   Watervliet EHC                                             8.000           11/15/2006              100,248
--------------------------------------------------------------------------------------------------------------------------
     100,000   Watervliet EHC                                             8.000           11/15/2007              100,248
--------------------------------------------------------------------------------------------------------------------------
     100,000   Watervliet EHC                                             8.000           11/15/2008              100,248


37   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
New York Continued

$    100,000   Watervliet EHC                                             8.000%          11/15/2009       $      100,248
--------------------------------------------------------------------------------------------------------------------------
     170,000   Wayne County IDA (ARC)                                     7.250           03/01/2003              170,012
--------------------------------------------------------------------------------------------------------------------------
   2,925,000   Wayne County IDA (ARC)                                     8.375           03/01/2018            3,032,084
--------------------------------------------------------------------------------------------------------------------------
   1,870,000   Westchester County IDA (Beth Abraham Hospital)             8.375           12/01/2025            1,996,487
--------------------------------------------------------------------------------------------------------------------------
   1,224,000   Westchester County IDA (Clearview School)                  9.375           01/01/2021            1,294,625
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Westchester County IDA (Hebrew Hospital Senior Hsg.)       7.375           07/01/2030            2,004,320
--------------------------------------------------------------------------------------------------------------------------
   2,220,000   Westchester County IDA (JBFS)                              6.750           12/15/2012            2,254,188
--------------------------------------------------------------------------------------------------------------------------
   1,560,000   Westchester County IDA (JDAM)                              6.750           04/01/2016            1,550,297
--------------------------------------------------------------------------------------------------------------------------
   3,250,000   Westchester County IDA (Lawrence Hospital)                 5.000           01/01/2028            2,809,788
--------------------------------------------------------------------------------------------------------------------------
     800,000   Westchester County IDA (Lawrence Hospital)                 5.125           01/01/2018              741,928
--------------------------------------------------------------------------------------------------------------------------
   1,275,000   Westchester County IDA
               (Living Independently for the Elderly)                     5.375           08/20/2021            1,275,893
--------------------------------------------------------------------------------------------------------------------------
   3,035,000   Westchester County IDA
               (Living Independently for the Elderly)                     5.400           08/20/2032            3,017,549
--------------------------------------------------------------------------------------------------------------------------
   1,725,000   Westchester County IDA (Rippowam-Cisqua School)            5.750           06/01/2029            1,728,140
--------------------------------------------------------------------------------------------------------------------------
      65,000   Westchester County IDA (Westchester Airport)               5.950           08/01/2024               65,031
--------------------------------------------------------------------------------------------------------------------------
  24,110,000   Westchester County Tobacco Asset Securitization Corp.      0.000(v)        07/15/2029           23,669,510
--------------------------------------------------------------------------------------------------------------------------
  76,275,000   Westchester County Tobacco Asset Securitization Corp.      0.000(v)        07/15/2039           49,848,764
--------------------------------------------------------------------------------------------------------------------------
   1,760,000   Yates County IDA (Keuka College)                           8.750           08/01/2015            1,925,757
--------------------------------------------------------------------------------------------------------------------------
     925,000   Yates County IDA (Keuka College)                           9.000           08/01/2011              954,480
--------------------------------------------------------------------------------------------------------------------------
   3,825,000   Yates County IDA (SSMH)                                    5.650           02/01/2039            3,947,974
--------------------------------------------------------------------------------------------------------------------------
   4,685,000   Yonkers IDA (Hudson Scenic Studio)                         6.625           11/01/2019            4,364,359
--------------------------------------------------------------------------------------------------------------------------
   1,590,000   Yonkers IDA (Philipsburgh Hall)                            7.500           11/01/2030            1,620,146
--------------------------------------------------------------------------------------------------------------------------
  15,000,000   Yonkers IDA (St. John's Riverside Hospital)                6.625           02/01/2026           15,675,000
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Yonkers IDA (St. John's Riverside Hospital)                7.125           07/01/2031            2,540,950
--------------------------------------------------------------------------------------------------------------------------
     560,000   Yonkers IDA (St. Joseph's Hospital)                        7.500           12/30/2003              566,054
--------------------------------------------------------------------------------------------------------------------------
   3,270,000   Yonkers IDA (St. Joseph's Hospital)                        8.500           12/30/2013            3,450,929
--------------------------------------------------------------------------------------------------------------------------
   2,200,000   Yonkers IDA (St. Joseph's Hospital), Series 98-A           6.150           03/01/2015            1,908,126
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B           6.150           03/01/2015            1,821,393
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Yonkers IDA (St. Joseph's Hospital), Series 98-C           6.200           03/01/2020              840,730
--------------------------------------------------------------------------------------------------------------------------
     195,000   Yonkers IDA (Westchester School)                           7.375           12/30/2003              197,274
--------------------------------------------------------------------------------------------------------------------------
   3,375,000   Yonkers IDA (Westchester School)                           8.750           12/30/2023            3,615,233
--------------------------------------------------------------------------------------------------------------------------
     800,000   Yonkers Parking Authority                                  6.000           06/15/2018              810,448
--------------------------------------------------------------------------------------------------------------------------
   1,215,000   Yonkers Parking Authority                                  6.000           06/15/2024            1,219,022
--------------------------------------------------------------------------------------------------------------------------
     540,000   Yonkers Parking Authority                                  7.750           12/01/2004              550,962
                                                                                                           ---------------
                                                                                                            4,525,704,592
--------------------------------------------------------------------------------------------------------------------------
Other States--3.9%

   4,045,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                        9.250           11/15/2015            4,078,129
--------------------------------------------------------------------------------------------------------------------------
  11,000,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                        9.250           11/15/2022           11,090,090
--------------------------------------------------------------------------------------------------------------------------
  51,900,000   Allegheny County, PA HDA
               (West Penn Allegheny Health System)                        9.250           11/15/2030           52,216,071
--------------------------------------------------------------------------------------------------------------------------
  26,000,000   Alliance Airport Authority, TX (American Airlines)         7.500           12/01/2029           26,571,480
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Ashland, KY Solid Waste (Ashland Oil)                      7.200           10/01/2020            3,070,740


38   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
Other States Continued

$ 24,250,000   Dallas-Fort Worth, TX International Airport
               (American Airlines)                                        7.250%          11/01/2030       $   25,377,140
--------------------------------------------------------------------------------------------------------------------------
  12,200,000   Dallas-Fort Worth, TX International Airport
               (Delta Air Lines)                                          7.125           11/01/2026           12,292,720
--------------------------------------------------------------------------------------------------------------------------
       5,000   DE EDA (1st Mortgage), Series A                            8.125           05/01/2012                5,147
--------------------------------------------------------------------------------------------------------------------------
     485,000   Detroit, MI HFC
               (Across The Park Section 8 Elderly Hsg.)                   7.875           06/01/2010              492,382
--------------------------------------------------------------------------------------------------------------------------
     950,000   Flager County, FL Special Assessment (ITT Corp.)           7.200           07/01/2014              975,080
--------------------------------------------------------------------------------------------------------------------------
      25,000   Fulton County, GA Building Authority
               (Human Resources & Government Facilities)                  7.100           01/01/2015               25,538
--------------------------------------------------------------------------------------------------------------------------
   7,905,000   Hillsborough County, FL Aviation Authority
               (US Airways)                                               8.600           01/15/2022            7,704,213
--------------------------------------------------------------------------------------------------------------------------
   4,335,000   IL DFA (Citizens Utilities Company)                        7.150           08/01/2020            4,335,607
--------------------------------------------------------------------------------------------------------------------------
  30,135,000   IL DFA Pollution Control
               (Commonwealth Edison Corp.)                                7.250           06/01/2011           30,785,012
--------------------------------------------------------------------------------------------------------------------------
   1,200,000   Marshall County, WV Pollution Control
               (Ohio Power Company)                                       6.850           06/01/2022            1,243,416
--------------------------------------------------------------------------------------------------------------------------
       5,000   MD Community Devel. Hsg.
               (People's Resource Center)                                 6.850           05/15/2033                5,143
--------------------------------------------------------------------------------------------------------------------------
  15,525,000   Meridian Metropolitan District, CO GO                      7.500           12/01/2011           15,908,157
--------------------------------------------------------------------------------------------------------------------------
   6,500,000   NH HE&H Facilities Authority
               (Catholic Medical Center)                                  8.250           07/01/2013            6,509,620
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   St. Charles Parish, LA
               (Louisiana Power & Light Company)                          7.500           06/01/2021            4,088,480
--------------------------------------------------------------------------------------------------------------------------
       5,000   Upper Potomac River Commission,
               MD Pollution Control (Westvaco Corp.)                      9.125           08/01/2015                5,098
--------------------------------------------------------------------------------------------------------------------------
   1,125,000   Valdez, AK Marine Terminal (BP Pipeline)                   7.000           12/01/2025            1,162,148
                                                                              -                            ---------------
                                                                                                              207,941,411
--------------------------------------------------------------------------------------------------------------------------

U.S. Possessions--8.9%

     400,000   American Samoa Power Authority                             6.850           09/01/2001              402,256
--------------------------------------------------------------------------------------------------------------------------
     400,000   American Samoa Power Authority                             6.900           09/01/2002              414,268
--------------------------------------------------------------------------------------------------------------------------
     500,000   American Samoa Power Authority                             6.950           09/01/2003              528,850
--------------------------------------------------------------------------------------------------------------------------
     500,000   American Samoa Power Authority                             7.000           09/01/2004              537,675
--------------------------------------------------------------------------------------------------------------------------
     800,000   American Samoa Power Authority                             7.100           09/01/2001              803,904
--------------------------------------------------------------------------------------------------------------------------
     800,000   American Samoa Power Authority                             7.200           09/01/2002              831,168
--------------------------------------------------------------------------------------------------------------------------
   4,225,000   Guam Airport Authority, Series A                           6.500           10/01/2023            4,464,473
--------------------------------------------------------------------------------------------------------------------------
   3,675,000   Guam Airport Authority, Series B                           6.600           10/01/2010            3,882,233
--------------------------------------------------------------------------------------------------------------------------
  65,730,000   Guam Airport Authority, Series B                           6.700           10/01/2023           69,588,351
--------------------------------------------------------------------------------------------------------------------------
   2,995,000   Guam EDA (Harmon Village Apartments)(a,b,d)                9.375           11/01/2018            1,138,100
--------------------------------------------------------------------------------------------------------------------------
   2,515,000   Guam EDA (Royal Socio Apartments)                          9.500           11/01/2018            2,531,599
--------------------------------------------------------------------------------------------------------------------------
   4,780,000   Guam GO, Series A                                          5.400           11/15/2018            4,761,023
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Northern Mariana Islands, Series A                         6.000           06/01/2020            1,025,270
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Northern Mariana Islands, Series A                         7.375           06/01/2030           10,073,700
--------------------------------------------------------------------------------------------------------------------------
     451,111   Puerto Rico Dept. of Corrections Equipment Lease(a)        8.000           04/17/2003              451,869
--------------------------------------------------------------------------------------------------------------------------
  17,800,000   Puerto Rico Electric Power Authority LEVRRS                8.828(f)        07/01/2023(p)        19,290,750
--------------------------------------------------------------------------------------------------------------------------
     552,052   Puerto Rico Family Dept. Furniture Lease(a)                8.000           08/18/2003              554,521


39   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued

$  1,800,988   Puerto Rico Family Dept. Furniture Leasea                 12.725%          08/12/2003       $    1,904,582
--------------------------------------------------------------------------------------------------------------------------
   1,600,000   Puerto Rico GO RITES(a)                                    7.715(f)        07/01/2022(p)         1,710,000
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico GO YCN(a)                                      8.194(f)        07/01/2015(p)         1,092,000
--------------------------------------------------------------------------------------------------------------------------
  40,250,000   Puerto Rico GO YCN                                         8.882(f)        07/01/2020(p)        43,520,313
--------------------------------------------------------------------------------------------------------------------------
   3,000,473   Puerto Rico Health Dept. Computer Lease(a)                 7.438           03/26/2003            2,991,202
--------------------------------------------------------------------------------------------------------------------------
     770,000   Puerto Rico HFA (Affordable Hsg.)                          6.250           04/01/2029              800,007
--------------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico HFC                                            7.300           10/01/2006               10,122
--------------------------------------------------------------------------------------------------------------------------
     205,000   Puerto Rico HFC                                            7.500           10/01/2015              212,466
--------------------------------------------------------------------------------------------------------------------------
   5,040,000   Puerto Rico HFC                                            7.500           04/01/2022            5,223,557
--------------------------------------------------------------------------------------------------------------------------
     185,000   Puerto Rico IMEPCF (Instituto Medico)                      9.500           04/01/2003              187,516
--------------------------------------------------------------------------------------------------------------------------
     300,403   Puerto Rico Industrial Commission Computer Lease(a)        8.000           03/26/2003              301,128
--------------------------------------------------------------------------------------------------------------------------
   1,215,000   Puerto Rico Infrastructure                                 7.500           07/01/2009            1,231,403
--------------------------------------------------------------------------------------------------------------------------
     660,000   Puerto Rico Infrastructure                                 7.750           07/01/2008              669,702
--------------------------------------------------------------------------------------------------------------------------
     165,000   Puerto Rico Infrastructure                                 7.900           07/01/2007              167,409
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Puerto Rico ITEMECF (Ana G. Mendez University)             5.375           02/01/2029            2,333,375
--------------------------------------------------------------------------------------------------------------------------
  42,800,000   Puerto Rico ITEMECF (Cogeneration Facilities)              6.625           06/01/2026           45,119,332
--------------------------------------------------------------------------------------------------------------------------
   3,985,000   Puerto Rico ITEMECF (Mennonite General Hospital)           5.625           07/01/2017            3,493,729
--------------------------------------------------------------------------------------------------------------------------
     985,000   Puerto Rico ITEMECF (Mennonite General Hospital)           5.625           07/01/2027              811,699
--------------------------------------------------------------------------------------------------------------------------
   8,735,000   Puerto Rico ITEMECF (Mennonite General Hospital)           6.500           07/01/2018            8,346,380
--------------------------------------------------------------------------------------------------------------------------
  12,240,000   Puerto Rico ITEMECF (Mennonite General Hospital)           6.500           07/01/2026           11,453,947
--------------------------------------------------------------------------------------------------------------------------
      80,000   Puerto Rico ITEMECF (Polytech University)                  5.500           08/01/2024               73,906
--------------------------------------------------------------------------------------------------------------------------
       5,000   Puerto Rico ITEMECF (Polytech University)                  5.700           08/01/2013                5,011
--------------------------------------------------------------------------------------------------------------------------
     955,000   Puerto Rico ITEMECF (Polytech University)                  6.500           08/01/2024              991,901
--------------------------------------------------------------------------------------------------------------------------
     750,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)              6.400           05/01/2009              768,833
--------------------------------------------------------------------------------------------------------------------------
   2,150,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)              6.600           05/01/2014            2,111,494
--------------------------------------------------------------------------------------------------------------------------
   5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)              6.700           05/01/2024            5,025,090
--------------------------------------------------------------------------------------------------------------------------
   7,000,000   Puerto Rico ITEMECF
               (San Lucas & Cristo Redentor Hospitals)                    5.750           06/01/2029            5,940,130
--------------------------------------------------------------------------------------------------------------------------
   8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)       5.250           09/01/2031            7,758,000
--------------------------------------------------------------------------------------------------------------------------
     113,526   Puerto Rico Medical Services Equipment Lease(a)            7.300           02/27/2003              113,219
--------------------------------------------------------------------------------------------------------------------------
     356,856   Puerto Rico Medical Services Ventilator Lease(a)           7.500           04/01/2003              356,610
--------------------------------------------------------------------------------------------------------------------------
  31,515,000   Puerto Rico Port Authority (American Airlines)             6.250           06/01/2026           32,267,263
--------------------------------------------------------------------------------------------------------------------------
  12,370,000   Puerto Rico Port Authority (American Airlines)             6.300           06/01/2023           12,575,713
--------------------------------------------------------------------------------------------------------------------------
   9,641,261   Puerto Rico Public Buildings Authority
               Computer Leasea                                            6.528           05/01/2004            9,541,667
--------------------------------------------------------------------------------------------------------------------------
     870,873   Puerto Rico Rio Grande Computer Lease(a,b,d)               0.000           09/02/2003              779,432
--------------------------------------------------------------------------------------------------------------------------
   2,247,808   Puerto Rico Rio Grande Equipment Lease(a,b,d)              0.000           10/13/2003            2,011,788
--------------------------------------------------------------------------------------------------------------------------
     142,663   Puerto Rico Rio Grande Vehicle Lease(a,b,d)                0.000           01/23/2003              127,684
--------------------------------------------------------------------------------------------------------------------------
     430,835   Puerto Rico San Sebastian Garage Lease(a)                  10.000          09/16/2005              453,342
--------------------------------------------------------------------------------------------------------------------------
     191,140   Puerto Rico State Courts Vehicle Lease(a)                  8.000           03/26/2003              192,370
--------------------------------------------------------------------------------------------------------------------------
  16,550,000   Puerto Rico Telephone Authority RIBS(a)                    8.233(f)        01/16/2015(p)        18,018,813
--------------------------------------------------------------------------------------------------------------------------
  15,000,000   Puerto Rico Telephone Authority RIBS(a)                    8.657(f)        01/01/2020(p)        15,823,050
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   University of V.I.                                         6.250           12/01/2029            2,108,760
--------------------------------------------------------------------------------------------------------------------------
     995,000   University of V.I.                                         7.250           10/01/2004(p)         1,109,604
--------------------------------------------------------------------------------------------------------------------------
   3,570,000   University of V.I.                                         7.700           10/01/2019(p)         4,101,216


40   ROCHESTER FUND MUNICIPALS

 Principal                                                                                                   Market Value
   Amount                                                                Coupon            Maturity           See Note 1
--------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued

$  5,175,000   University of V.I.                                         7.750%          10/01/2024(p)    $    5,952,958
--------------------------------------------------------------------------------------------------------------------------
      60,000   V.I. HFA                                                   6.450           03/01/2016               61,885
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   V.I. Public Finance Authority                              5.500           10/01/2015           10,060,300
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Public Finance Authority                              5.500           10/01/2018              998,250
--------------------------------------------------------------------------------------------------------------------------
  16,220,000   V.I. Public Finance Authority                              5.500           10/01/2022           15,988,703
--------------------------------------------------------------------------------------------------------------------------
   7,500,000   V.I. Public Finance Authority                              5.625           10/01/2025            7,484,475
--------------------------------------------------------------------------------------------------------------------------
   7,750,000   V.I. Public Finance Authority                              5.875           10/01/2018            7,662,348
--------------------------------------------------------------------------------------------------------------------------
   4,180,000   V.I. Public Finance Authority                              6.000           10/01/2022            4,142,380
--------------------------------------------------------------------------------------------------------------------------
  13,955,000   V.I. Public Finance Authority                              6.125           10/01/2029           14,535,807
--------------------------------------------------------------------------------------------------------------------------
   8,250,000   V.I. Public Finance Authority                              6.500           10/01/2024            8,892,593
--------------------------------------------------------------------------------------------------------------------------
     940,000   V.I. Public Finance Authority                              7.125           10/01/2004(p)         1,004,296
--------------------------------------------------------------------------------------------------------------------------
   9,915,000   V.I. Public Finance Authority Computer Lease(a)            6.250           01/01/2005           10,081,374
--------------------------------------------------------------------------------------------------------------------------
      75,000   V.I. Water & Power Authority                               5.300           07/01/2018               72,179
--------------------------------------------------------------------------------------------------------------------------
   2,515,000   V.I. Water & Power Authority                               5.300           07/01/2021            2,388,068
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   V.I. Water & Power Authority                               5.500           07/01/2017            2,456,950
                                                                                                           ---------------
                                                                                                              466,897,341
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $5,122,709,132)--99.1%                                                    5,200,543,344
--------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities--0.9%                                                                          45,608,712
                                                                                                           ---------------
Net Assets--100.0%                                                                                         $5,246,152,056
                                                                                                           ===============



Footnotes to Statement of Investments

(a)  Illiquid security--See Note 5 of Notes to Financial Statements.

(b)  Non-income-accruing security.

(d)  Issuer is in default.

(f) Represents the current interest rate for a variable rate bond known as an "inverse floater"--See Note 1 of Notes to Financial Statements.

(p)  This issue has been prerefunded to an earlier date.

(v) Represents the current interest rate for a variable or increasing rate security.

See accompanying Notes to Financial Statements.


41   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

================================================================================
Portfolio Abbreviations June 30, 2001 / Unaudited
--------------------------------------------------------------------------------

To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACDS      Association for Children with Down Syndrome

ACLD      Adults and Children with Learning and Developmental Disabilities

ADD       Aid to the Developmentally Disabled

ALIA      Alliance of Long Island Agencies

ARC       Association of Retarded Citizens

ASMF      Amsterdam Sludge Management Facility

BID       Business Improvement District

CAB       Capital Appreciation Bond

CARS      Complimentary Auction Rate Security

CCSSVD    Central Council of the Society of St. Vincent dePaul

CDC       Community Development Corporation

CNGCS     Central Nassau Guidance and Counseling Services

Con Ed    Consolidated Edison Company

COP       Certificates of Participation

CSD       Central School District

CSMR      Community Services for the Mentally Retarded

DA        Dormitory Authority

DDI       Developmental Disabilities Institute

DFA       Development Finance Authority

DIAMONDS  Direct Investment of Accrued Municipals

EDA       Economic Development Authority

EFC       Environmental Facilities Corporation

EHC       Elderly Housing Corporation

EHL       Engine Hook and Ladder

ERDA      Energy Research and Development Authority

FHA       Federal Housing Authority

FREE      Family Residences and Essential Enterprises

GJSR      Gurwin Jewish Senior Residences

GO        General Obligation

HDA       Hospital Development Authority

HDC       Housing Development Corporation

HE&H      Higher Educational and Health

HELP      Homeless Economic Loan Program

HFA       Housing Finance Agency

HFC       Housing Finance Corporation

HJDOI     Hospital for Joint Diseases Orthopaedic Institute

IDA       Industrial Development Agency

IFA       Interim Finance Authority

IGHL      Independent Group Home for Living

IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities

INFLOS    Inverse Floating Rate Securities

IRS       Inverse Rate Security

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

IVRC      Inverse Variable Rate Certificate

JBFS      Jewish Board of Family Services

JCC       Jewish Community Center

JDAM      Julia Dyckman Andrus Memorial

JFK       John Fitzgerald Kennedy

L.I.      Long Island

LEVRRS    Leveraged Reverse Rate Security

LGAC      Local Government Assistance Corporation

LGSC      Local Government Services Corporation

LILCO     Long Island Lighting Corporation

LRRHCF    Loretto Rest Residential Health Care Facility

LVH       Little Village House

MCH       Maryhaven Center of Hope

MSH       Mount Sinai Hospital

MTA       Metropolitan Transportation Authority

NH&HC     Nursing Home and Health Care

NIMO      Niagara Mohawk Power Corporation

NSCFGA    North Shore Child and Family Guidance Association

NYC       New York City

NYS       New York State

NYSEG     New York State Electric and Gas

NYU       New York University

OBPWC     Ocean Bay Park Water Corporation

PRFF      Puerto Rican Family Foundation

Res Rec   Resource Recovery Facility

RG&E      Rochester Gas and Electric

RIBS      Residual Interest Bonds

RIT       Rochester Institute of Technology

RITES     Residual Interest Tax Exempt Security

SCHC      Senior Citizen Housing Corporation

SCSB      Schuyler Community Services Board

SLCD      School for Language and Communication Development

SMCFS     St. Mary's Children and Family Services

SONYMA    State of New York Mortgage Agency

SSMH      Soldiers and Sailors Memorial Hospital

SUNY      State University of New York

SWMA      Solid Waste Management Authority

TASC      Tobacco Settlement Asset-Backed Bonds

TFA       Transitional Finance Authority

TFABS     Tobacco Flexible Amortization Bonds

UCPAGS    United Cerebral Palsy Association of Greater Suffolk

UCP/HCA   United Cerebral Palsy and Handicapped Children's Association

UDC       Urban Development Corporation

UFA       Utica Free Academy

V.I.      United States Virgin Islands

WORCA     Working Organization for Retarded Children and Adults

WWH       Wyandach/Wheatley Heights

YCN       Yield Curve Note

YCR       Yield Curve Receipt

YMCA      Young Men's Christian Association


42   ROCHESTER FUND MUNICIPALS

================================================================================
Industry Concentrations June 30, 2001 / Unaudited
--------------------------------------------------------------------------------

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                          Market Value          Percent
--------------------------------------------------------------------------------
Hospital/Healthcare                              $  872,948,175          16.8%
Electric Utilities                                  566,623,634          10.9
Special Assessment                                  533,708,706          10.3
Marine/Aviation Facilities                          377,631,783           7.3
Multifamily Housing                                 377,152,103           7.3
Adult Living Facilities                             294,475,057           5.7
Manufacturing, Non-Durable Goods                    251,988,844           4.8
Municipal Leases                                    242,364,565           4.7
Nonprofit Organization                              216,283,736           4.2
Single Family Housing                               210,343,009           4.0
Water Utilities                                     205,919,423           4.0
Higher Education                                    188,416,006           3.6
General Obligation                                  184,045,004           3.5
Resource Recovery                                   167,386,303           3.2
Manufacturing, Durable Goods                        137,161,487           2.6
Sales Tax Revenue                                   101,937,336           2.0
Education                                            79,692,718           1.5
Highways/Railways                                    55,637,714           1.1
Pollution Control                                    50,159,217           1.0
Other                                                86,668,524           1.5
                                                 -----------------------------
                                                 $5,200,543,344         100.0%
                                                 =============================


================================================================================
Summary of Ratings June 30, 2001 / Unaudited
--------------------------------------------------------------------------------

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Rating                                                                  Percent
--------------------------------------------------------------------------------
AAA                                                                      18.3%
AA                                                                       15.5
A                                                                        19.2
BBB                                                                      25.1
BB                                                                        2.2
B                                                                         1.5
CCC                                                                       0.1
CC                                                                        0.0
C                                                                         0.0
Not Rated                                                                18.1
                                                                        ------
                                                                        100.0%
                                                                        ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


43   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------


June 30, 2001
==================================================================================================
Assets
--------------------------------------------------------------------------------------------------
Investments, at value (cost $5,122,709,132)--see accompanying statement            $ 5,200,543,344
--------------------------------------------------------------------------------------------------
Cash                                                                                     3,353,396
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                83,844,862
Investments sold                                                                        44,250,416
Shares of beneficial interest sold                                                      25,903,176
Other                                                                                      242,989
                                                                                   ---------------
Total assets                                                                         5,358,138,183

==================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                   57,681,034
Note payable to bank (interest rate 4.6875% at June 30, 2001)                           45,800,000
Dividends                                                                                3,529,155
Shares of beneficial interest redeemed                                                   3,306,387
Trustees' compensation                                                                   1,168,401
Other                                                                                      501,150
                                                                                   ---------------
Total liabilities                                                                      111,986,127

==================================================================================================
Net Assets                                                                         $ 5,246,152,056
                                                                                   ===============

==================================================================================================
Composition of Net Assets
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                    $ 5,332,983,792
--------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                   (2,180,182)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                       (162,485,766)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                               77,834,212
                                                                                   ---------------
Net Assets                                                                         $ 5,246,152,056
                                                                                   ===============

==================================================================================================
Net Asset Value Per Share
--------------------------------------------------------------------------------------------------
Class A Shares:

Net asset value and redemption price per share (based on net assets of
$3,879,759,366 and 218,675,199 shares of beneficial interest outstanding)                 $  17.74

Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                               $  18.62
--------------------------------------------------------------------------------------------------
Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $997,860,130
and 56,278,646 shares of beneficial interest outstanding)                                 $  17.73
--------------------------------------------------------------------------------------------------
Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $356,203,731
and 20,096,885 shares of beneficial interest outstanding)                                 $  17.72
--------------------------------------------------------------------------------------------------
Class Y Shares:

Net asset value, redemption price and offering price per share (based on
net assets of $12,328,829 and 694,944 shares of beneficial interest outstanding)          $  17.74


See accompanying Notes to Financial Statements.


44   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended June 30, 2001
===================================================================================
Investment Income
-----------------------------------------------------------------------------------
Interest                                                              $ 163,529,741

===================================================================================
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          11,406,374
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   2,738,843
Class B                                                                   4,415,145
Class C                                                                   1,521,923
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     707,677
Class B                                                                     198,570
Class C                                                                      55,497
Class Y                                                                       4,444
-----------------------------------------------------------------------------------
Accounting service fees                                                     734,333
-----------------------------------------------------------------------------------
Interest expense                                                            632,085
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 160,505
-----------------------------------------------------------------------------------
Other                                                                       480,784
                                                                      -------------
Total expenses                                                           23,056,180
Less reduction to custodian expenses                                        (88,839)
                                                                      -------------
Net expenses                                                             22,967,341


===================================================================================
Net Investment Income                                                   140,562,400
===================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  (1,943,008)

-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments      22,791,876
                                                                      -------------
Net realized and unrealized gain (loss)                                  20,848,868

===================================================================================
Net Increase in Net Assets Resulting from Operations                  $ 161,411,268
                                                                      =============


See accompanying Notes to Financial Statements.


45   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               Six Months               Year
                                                                                    Ended              Ended
                                                                            June 30, 2001           Dec. 31,
                                                                              (Unaudited)               2000
============================================================================================================
Operations
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              $   140,562,400    $   251,810,617
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       (1,943,008)       (50,141,298)
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           22,791,876        279,493,295
                                                                          ----------------------------------
Net increase (decrease) in net assets resulting from operations               161,411,268        481,162,614

============================================================================================================
Dividends and/or Distributions to Shareholders
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                      (111,727,494)      (204,256,245)
Class B                                                                       (22,870,959)       (37,184,624)
Class C                                                                        (7,862,528)       (11,798,934)
Class Y                                                                          (377,434)          (419,543)

============================================================================================================
Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                       330,083,967         70,565,357
Class B                                                                       191,906,898         91,085,731
Class C                                                                        96,045,126         27,352,830
Class Y                                                                         1,572,367         10,234,516

============================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------
Total increase                                                                638,181,211        426,741,702
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         4,607,970,845      4,181,229,143
                                                                          ----------------------------------
End of period [including undistributed (overdistributed) net investment
income of $(2,180,182) and $95,833, respectively]                         $ 5,246,152,056    $ 4,607,970,845
                                                                          ==================================


See accompanying Notes to Financial Statements.


46   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  Six Months                                                                 Year
                                                       Ended                                                                Ended
                                               June 30, 2001                                                             Dec. 31,
Class A                                          (Unaudited)          2000          1999          1998          1997      1996(1)
=================================================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    17.67    $    16.78    $    18.81    $    18.67    $    18.00   $    18.18
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .51          1.04          1.04          1.04          1.10(2)      1.10(2)
Net realized and unrealized gain (loss)                  .08           .89         (2.03)          .15           .67         (.18)
                                                  -------------------------------------------------------------------------------
Total income (loss) from investment
operations                                               .59          1.93          (.99)         1.19          1.77          .92
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income (.52)             (1.04)        (1.04)        (1.04)        (1.10)        (1.10)
Undistributed net investment income--
prior year                                                --            --            --          (.01)           --           --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.52)        (1.04)        (1.04)        (1.05)        (1.10)       (1.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    17.74    $    17.67    $    16.78    $    18.81    $    18.67   $    18.00
                                                  ===============================================================================

=================================================================================================================================
Total Return, at Net Asset Value(3)                     3.48%        11.93%        (5.51)%        6.52%        10.20%        5.37%
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $    3,880    $    3,536    $    3,288    $    3,435    $    2,848   $    2,308
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $    3,719    $    3,341    $    3,559    $    3,161    $    2,539   $    2,191
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                   5.91%         6.07%         5.78%         5.50%         5.96%        6.20%
Expenses                                                0.73%         0.78%         0.77%         0.78%(5)      0.76%        0.82%
Expenses, net of interest expense and
reduction to custodian expense(6)                       0.70%         0.74%         0.73%         0.75%         0.74%        0.77%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4%           26%           30%           25%            5%          13%



(1) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

(2) Based on average shares outstanding for the period.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.

(5) Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

(6) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


47   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------


                                                Six Months                                            Year
                                                     Ended                                           Ended
                                             June 30, 2001                                        Dec. 31,
Class B                                        (Unaudited)        2000        1999        1998     1997(1)
==========================================================================================================
Per Share Operating Data
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  17.66    $  16.77    $  18.79    $  18.65    $  17.89
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .44         .89         .89         .89         .74(2)
Net realized and unrealized gain (loss)                .08         .90       (2.03)        .14         .76
                                                  --------------------------------------------------------
Total income (loss) from investment operations         .52        1.79       (1.14)       1.03        1.50
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.45)       (.90)       (.88)       (.89)       (.74)
Undistributed net investment income--
prior year                                              --          --          --          --          --
                                                  --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.45)       (.90)       (.88)       (.89)       (.74)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  17.73    $  17.66    $  16.77    $  18.79    $  18.65
                                                  ========================================================

==========================================================================================================

Total Return, at Net Asset Value(3)                   3.04%      10.98%      (6.27)%      5.61%       8.74%
----------------------------------------------------------------------------------------------------------

==========================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $    998    $    803    $    673    $    494    $    172
----------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $    891    $    711    $    635    $    329    $     76
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                 5.04%       5.19%       4.91%       4.57%       4.91%
Expenses                                              1.58%       1.65%       1.64%     1.64%(5)      1.59%
Expenses, net of interest expense and
reduction to custodian expense(6)                       1.55%       1.60%       1.59%       1.61%       1.58%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  4%         26%         30%         25%          5%



(1) For the period from March 17, 1997 (inception of offering) to December 31, 1997.

(2) Based on average shares outstanding for the period.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.

(5) Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

(6) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


48   ROCHESTER FUND MUNICIPALS

                                               Six Months                                            Year
                                                    Ended                                           Ended
                                            June 30, 2001                                        Dec. 31,
Class C                                       (Unaudited)        2000        1999        1998     1997(1)
=========================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 17.66     $ 16.76     $ 18.79     $ 18.66     $ 17.89
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .44         .89         .89         .89         .74(2)
Net realized and unrealized gain (loss)               .07         .91       (2.04)        .13         .77
                                                  -------------------------------------------------------
Total income (loss) from investment operations        .51        1.80       (1.15)       1.02        1.51
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.45)       (.90)       (.88)       (.89)       (.74)
Undistributed net investment income--
prior year                                             --          --          --          --          --
                                                  -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.45)       (.90)       (.88)       (.89)       (.74)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 17.72     $ 17.66     $ 16.76     $ 18.79     $ 18.66
                                                  =======================================================

=========================================================================================================
Total Return, at Net Asset Value(3)                  2.99%      11.06%      (6.32)%      5.56%       8.80%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)$356                   $   259     $   220     $   174     $    49
---------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $   307     $   225     $   221     $   111     $    21
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                5.04%       5.20%       4.92%       4.57%       4.92%
Expenses                                             1.57%       1.63%       1.63%       1.63%(5)    1.58%
Expenses, net of interest expense and
reduction to custodian expense(6)                    1.54%       1.59%       1.58%       1.59%       1.56%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 4%         26%         30%         25%          5%



(1) For the period from March 17, 1997 (inception of offering) to December 31, 1997.

(2) Based on average shares outstanding for the period.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.

(5) Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

(6) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


49   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------


                                                          Six Months      Year
                                                               Ended     Ended
                                                       June 30, 2001  Dec. 31,
Class Y                                                  (Unaudited)   2000(1)
==============================================================================
Per Share Operating Data
------------------------------------------------------------------------------
Net asset value, beginning of period                         $17.67     $16.88
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .52        .70
Net realized and unrealized gain (loss)                         .08        .78
                                                             -----------------
Total income (loss) from investment operations                  .60       1.48
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.53)      (.69)
Undistributed net investment income--prior year                  --         --
                                                             -----------------
Total dividends and/or distributions to shareholders           (.53)      (.69)
------------------------------------------------------------------------------
Net asset value, end of period                               $17.74     $17.67
                                                             =================
==============================================================================
Total Return, at Net Asset Value(2)                            3.54%      8.97%
------------------------------------------------------------------------------

==============================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $   12     $   11
------------------------------------------------------------------------------
Average net assets (in millions)                             $   12     $   10
------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                          6.04%      6.07%
Expenses                                                       0.62%      0.68%
Expenses, net of interest expense and
reduction to custodian expense(4)                              0.59%      0.64%
------------------------------------------------------------------------------
Portfolio turnover rate                                           4%        26%



(1) For the period from April 28, 2000 (inception of offering) to December 31, 2000.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3) Annualized for periods of less than one full year.

(4) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


50   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


51   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies Continued

Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2001, the Fund had entered into outstanding net when-issued or forward commitments of $56,172,383.

--------------------------------------------------------------------------------

Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $10,712,717, representing 0.20% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $618,537,258 as of June 30, 2001. Including the effect of leverage, inverse floaters represent 17.58% of the Fund's total assets as of June 30, 2001.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


52   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $160,620,665. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

               Expiring
               ---------------------------------------------------
                 2001                                 $  1,953,958
               ---------------------------------------------------
                 2002                                   42,294,329
               ---------------------------------------------------
                 2003                                   10,726,285
               ---------------------------------------------------
                 2004                                    3,560,645
               ---------------------------------------------------
                 2005                                    5,760,047
               ---------------------------------------------------
                 2006                                    4,332,921
               ---------------------------------------------------
                 2007                                   41,458,446
               ---------------------------------------------------
                 2008                                   48,591,026
                                                      ------------
                 Total capital loss carryover         $158,677,657
                                                      ============

--------------------------------------------------------------------------------

Trustees' Compensation. In June 1998, the Fund adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2001, a credit of $124,465 was made for the Fund's projected benefit obligations and payments of $11,116 were made to retired trustees, resulting in an accumulated liability of $812,092 as of June 30, 2001.

     In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2001, payments of $33,750 were made to retired trustees. As of June 30, 2001, the Fund had recognized an accumulated liability of $347,625.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.


53   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies Continued

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

     There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


54   ROCHESTER FUND MUNICIPALS

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended June 30, 2001         Year Ended December 31, 2000(1)
                                             Shares              Amount            Shares              Amount
-------------------------------------------------------------------------------------------------------------
Class A
Sold                                     28,159,683       $ 499,184,874        31,899,886       $(542,962,067
Dividends and/or
distributions reinvested                  3,213,815          56,897,187         6,265,920         106,864,689
Redeemed                                (12,750,286)       (225,998,094)      (34,091,736)       (579,261,399)
                                        ---------------------------------------------------------------------
Net increase (decrease)                  18,623,212       $ 330,083,967         4,074,070       $ (70,565,357
                                        =====================================================================

-------------------------------------------------------------------------------------------------------------
Class B
Sold                                     12,090,370       $ 214,044,057        11,126,853       $(189,927,814
Dividends and/or
distributions reinvested                    753,322          13,327,967         1,314,492          22,407,086
Redeemed                                 (2,004,352)        (35,465,126)       (7,161,143)       (121,249,169)
                                        ---------------------------------------------------------------------
Net increase (decrease)                  10,839,340       $ 191,906,898         5,280,202       $ (91,085,731
                                        =====================================================================

-------------------------------------------------------------------------------------------------------------
Class C
Sold                                      6,141,960       $ 108,738,444         4,529,943       $ (77,476,694
Dividends and/or
distributions reinvested                    284,148           5,024,709           458,909           7,819,079
Redeemed                                 (1,002,346)        (17,718,027)       (3,425,758)        (57,942,943)
                                        ---------------------------------------------------------------------
Net increase (decrease)                   5,423,762       $  96,045,126         1,563,094       $ (27,352,830
                                        =====================================================================

-------------------------------------------------------------------------------------------------------------
Class Y
Sold                                         88,634       $   1,572,367           606,310       $ (10,234,516
Dividends and/or
distributions reinvested                         --                  --                --                  --
Redeemed                                         --                  --                --                  --
                                        ---------------------------------------------------------------------
Net increase (decrease)                      88,634       $   1,572,367           606,310       $ (10,234,516
                                        =====================================================================

(1) For the year ended December 31, 2000, for Class A, B and C shares and for the period from April 28, 2000 (inception of offering) to December 31, 2000, for Class Y shares.

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $778,493,369 and $199,096,130, respectively.


55   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.46%.

--------------------------------------------------------------------------------

Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 2001, the Fund paid $734,333 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses.

--------------------------------------------------------------------------------

Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate         Class A      Commissions      Commissions      Commissions
                      Front-End       Front-End       on Class A       on Class B       on Class C
                  Sales Charges   Sales Charges           Shares           Shares           Shares
                     on Class A     Retained by      Advanced by      Advanced by      Advanced by
Six Months Ended         Shares     Distributor   Distributor(1)   Distributor(1)   Distributor(1)
--------------------------------------------------------------------------------------------------
June 30, 2001        $8,778,379      $1,340,183         $414,499       $8,281,306       $1,049,970

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                       Class A                   Class B                   Class C
                           Contingent Deferred       Contingent Deferred       Contingent Deferred
                                 Sales Charges             Sales Charges             Sales Charges
 Six Months Ended      Retained by Distributor   Retained by Distributor   Retained by Distributor
--------------------------------------------------------------------------------------------------
 June 30, 2001                         $21,623                  $839,376                   $48,831

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

56   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. Currently, the Board of Trustees has limited the rate to 0.15% per year on Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2001, payments under the Class A plan totaled $2,738,843, all of which were paid by the Distributor to recipients, and included $19,729 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2001, were as follows:

                                                                   Distributor's
                                                   Distributor's       Aggregate
                                                       Aggregate    Unreimbursed
                                                    Unreimbursed   Expenses as %
                 Total Payments   Amount Retained       Expenses   of Net Assets
                     Under Plan    by Distributor     Under Plan        of Class
--------------------------------------------------------------------------------
Class B Plan         $4,415,145        $3,310,806    $34,043,586           3.41%
Class C Plan          1,521,923           402,200      5,122,513            1.44


57   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================

5. Illiquid Securities

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2001, was $603,429,424, which represents 11.50% of the Fund's net assets.

================================================================================

6. Bank Borrowings

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

     The Fund had borrowings outstanding of $45,800,000 as of June 30, 2001. For the six months ended June 30, 2001, the average monthly loan balance was $23,176,882 at an average interest rate of 5.486%. The maximum amount of borrowings outstanding at any month-end was $66,300,000.


58   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

ROCHESTER FUND MUNICIPALS
--------------------------------------------------------------------------------


================================================================================
Officers and Trustees       Bridget A. Macaskill, Trustee, President and
                                 Chairman of the Board
                            John Cannon, Trustee
                            Paul Y. Clinton, Trustee
                            Thomas W. Courtney, Trustee
                            Robert G. Galli, Trustee
                            Lacy B. Herrmann, Trustee
                            Brian Wruble, Trustee
                            Ronald H. Fielding, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Adele A. Campbell, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor          OppenheimerFunds, Inc.

================================================================================

Distributor                 OppenheimerFunds Distributor, Inc.

================================================================================

Transfer and Shareholder    OppenheimerFunds Services
Servicing Agent

================================================================================

Custodian of                Citibank, N.A.
Portfolio Securities

================================================================================

Independent Auditors        KPMG LLP

================================================================================

Legal Counsel               Mayer, Brown & Platt

                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                            Oppenheimer funds are distributed by
                            OppenheimerFunds Distributor, Inc.,
                            Two World Trade Center, New York, NY10048-0203.



                            (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


59   ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------

INFORMATION AND SERVICES
--------------------------------------------------------------------------------


                    As an Oppenheimer fund shareholder, you can benefit from
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--------------------------------------------------------------------------------

                    Internet
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                    ------------------------------------------------------------

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                    Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
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                    ------------------------------------------------------------

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                    Ticker Symbols Class A: RMUNX Class B: RMUBX Class C: RMUCX
                    Class Y: RMUYX

--------------------------------------------------------------------------------

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                    (2) At times this website may be inaccessible or its
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                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.


RS0365.001.0601  August 29, 2001